UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of January

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

Columbia Capital Allocation Moderate Aggressive Portfolio

Class A | NBIAX

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$42	0.39%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to the Fund’s relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund’s style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Columbia Capital Allocation Moderate Aggressive Portfolio | Class A | ASR126_01_(03/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Capital Allocation Moderate Aggressive Portfolio Class A (including sales charges) ($22,887)	Russell 3000® Index ($40,910)	50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)	Bloomberg U.S. Aggregate Bond Index ($12,047)	49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
01/16	$9,425	$10,000	$10,000	$10,000	$10,000
02/16	$9,391	$9,997	$10,001	$10,071	$10,000
03/16	$9,874	$10,701	$10,505	$10,163	$10,531
04/16	$9,967	$10,767	$10,589	$10,202	$10,640
05/16	$10,069	$10,960	$10,660	$10,205	$10,711
06/16	$10,053	$10,982	$10,711	$10,388	$10,757
07/16	$10,357	$11,418	$11,029	$10,454	$11,091
08/16	$10,383	$11,447	$11,049	$10,442	$11,129
09/16	$10,438	$11,465	$11,076	$10,436	$11,162
10/16	$10,247	$11,217	$10,902	$10,356	$10,996
11/16	$10,351	$11,719	$11,013	$10,111	$11,113
12/16	$10,469	$11,948	$11,169	$10,125	$11,284
01/17	$10,673	$12,173	$11,341	$10,145	$11,469
02/17	$10,922	$12,625	$11,610	$10,213	$11,744
03/17	$11,009	$12,634	$11,658	$10,208	$11,795
04/17	$11,169	$12,768	$11,794	$10,287	$11,938
05/17	$11,338	$12,898	$11,948	$10,366	$12,097
06/17	$11,414	$13,015	$12,000	$10,356	$12,151
07/17	$11,670	$13,260	$12,197	$10,400	$12,358
08/17	$11,743	$13,286	$12,258	$10,493	$12,411
09/17	$11,906	$13,610	$12,418	$10,444	$12,585
10/17	$12,070	$13,907	$12,594	$10,450	$12,766
11/17	$12,281	$14,329	$12,795	$10,436	$12,966
12/17	$12,415	$14,472	$12,921	$10,484	$13,092
01/18	$12,902	$15,235	$13,323	$10,363	$13,515
02/18	$12,472	$14,674	$12,943	$10,265	$13,129
03/18	$12,326	$14,379	$12,807	$10,331	$12,980
04/18	$12,317	$14,434	$12,827	$10,254	$13,016
05/18	$12,470	$14,841	$12,991	$10,327	$13,169
06/18	$12,422	$14,938	$12,988	$10,315	$13,168
07/18	$12,682	$15,434	$13,251	$10,317	$13,443
08/18	$12,833	$15,976	$13,471	$10,383	$13,660
09/18	$12,854	$16,002	$13,462	$10,317	$13,662
10/18	$12,080	$14,824	$12,764	$10,235	$12,946
11/18	$12,181	$15,121	$12,938	$10,296	$13,108
12/18	$11,451	$13,714	$12,337	$10,485	$12,470
01/19	$12,195	$14,891	$13,045	$10,597	$13,211
02/19	$12,457	$15,414	$13,309	$10,590	$13,492
03/19	$12,616	$15,640	$13,509	$10,794	$13,686
04/19	$12,963	$16,264	$13,833	$10,797	$14,025
05/19	$12,375	$15,212	$13,358	$10,988	$13,519
06/19	$13,023	$16,280	$14,006	$11,126	$14,182
07/19	$13,066	$16,522	$14,095	$11,151	$14,271
08/19	$12,904	$16,185	$14,011	$11,440	$14,165
09/19	$13,047	$16,469	$14,162	$11,379	$14,329
10/19	$13,274	$16,824	$14,409	$11,413	$14,581
11/19	$13,566	$17,463	$14,697	$11,407	$14,872
12/19	$13,889	$17,968	$15,004	$11,399	$15,201
01/20	$13,843	$17,948	$15,033	$11,619	$15,210
02/20	$13,122	$16,478	$14,333	$11,828	$14,467
03/20	$11,626	$14,212	$13,018	$11,758	$13,039
04/20	$12,643	$16,095	$14,102	$11,967	$14,139
05/20	$13,151	$16,955	$14,572	$12,023	$14,647
06/20	$13,445	$17,343	$14,871	$12,099	$14,949
07/20	$14,000	$18,328	$15,468	$12,279	$15,570
08/20	$14,530	$19,656	$16,082	$12,180	$16,206
09/20	$14,173	$18,940	$15,731	$12,173	$15,842
10/20	$13,960	$18,531	$15,488	$12,119	$15,597
11/20	$15,189	$20,785	$16,795	$12,238	$16,958
12/20	$15,699	$21,721	$17,320	$12,255	$17,504
01/21	$15,628	$21,624	$17,246	$12,167	$17,433
02/21	$15,975	$22,300	$17,473	$11,991	$17,685
03/21	$16,300	$23,099	$17,737	$11,842	$17,972
04/21	$16,852	$24,290	$18,318	$11,935	$18,562
05/21	$16,997	$24,401	$18,462	$11,974	$18,714
06/21	$17,187	$25,002	$18,716	$12,058	$18,970
07/21	$17,278	$25,425	$18,898	$12,193	$19,159
08/21	$17,604	$26,150	$19,213	$12,170	$19,483
09/21	$17,023	$24,977	$18,630	$12,065	$18,908
10/21	$17,534	$26,666	$19,314	$12,061	$19,594
11/21	$17,167	$26,260	$19,057	$12,097	$19,310
12/21	$17,691	$27,294	$19,532	$12,066	$19,826
01/22	$17,052	$25,688	$18,696	$11,806	$18,967
02/22	$16,621	$25,041	$18,327	$11,674	$18,597
03/22	$16,646	$25,854	$18,438	$11,350	$18,729
04/22	$15,533	$23,533	$17,195	$10,919	$17,473
05/22	$15,589	$23,502	$17,239	$10,990	$17,515
06/22	$14,491	$21,536	$16,205	$10,817	$16,400
07/22	$15,338	$23,556	$17,183	$11,082	$17,428
08/22	$14,842	$22,677	$16,612	$10,768	$16,846
09/22	$13,603	$20,574	$15,338	$10,303	$15,562
10/22	$14,204	$22,261	$15,959	$10,170	$16,237
11/22	$15,038	$23,423	$16,876	$10,544	$17,161
12/22	$14,489	$22,052	$16,346	$10,496	$16,632
01/23	$15,359	$23,571	$17,282	$10,819	$17,594
02/23	$14,872	$23,020	$16,834	$10,539	$17,159
03/23	$15,299	$23,635	$17,276	$10,807	$17,592
04/23	$15,476	$23,887	$17,447	$10,873	$17,777
05/23	$15,402	$23,980	$17,323	$10,754	$17,643
06/23	$16,047	$25,618	$18,005	$10,716	$18,357
07/23	$16,413	$26,536	$18,435	$10,708	$18,810
08/23	$16,169	$26,024	$18,091	$10,640	$18,468
09/23	$15,533	$24,784	$17,413	$10,370	$17,794
10/23	$15,227	$24,127	$16,981	$10,206	$17,355
11/23	$16,328	$26,377	$18,269	$10,668	$18,672
12/23	$17,020	$27,776	$19,132	$11,076	$19,555
01/24	$17,128	$28,084	$19,190	$11,046	$19,623
02/24	$17,561	$29,604	$19,692	$10,890	$20,148
03/24	$17,978	$30,559	$20,163	$10,991	$20,635
04/24	$17,420	$29,214	$19,491	$10,713	$19,969
05/24	$18,117	$30,594	$20,151	$10,895	$20,639
06/24	$18,488	$31,542	$20,532	$10,998	$21,013
07/24	$18,741	$32,128	$20,955	$11,255	$21,448
08/24	$19,136	$32,827	$21,375	$11,416	$21,885
09/24	$19,454	$33,506	$21,783	$11,569	$22,296
10/24	$19,010	$33,260	$21,346	$11,282	$21,865
11/24	$19,660	$35,473	$22,086	$11,402	$22,614
12/24	$19,231	$34,389	$21,569	$11,215	$22,100
01/25	$19,692	$35,474	$22,083	$11,274	$22,650
02/25	$19,643	$34,794	$22,091	$11,522	$22,647
03/25	$18,994	$32,765	$21,447	$11,527	$21,981
04/25	$19,077	$32,545	$21,519	$11,572	$22,066
05/25	$19,770	$34,608	$22,291	$11,489	$22,889
06/25	$20,612	$36,366	$23,091	$11,666	$23,702
07/25	$20,903	$37,167	$23,312	$11,635	$23,926
08/25	$21,382	$38,027	$23,794	$11,774	$24,432
09/25	$21,952	$39,339	$24,424	$11,903	$25,061
10/25	$22,347	$40,183	$24,819	$11,977	$25,448
11/25	$22,450	$40,293	$24,892	$12,052	$25,532
12/25	$22,477	$40,285	$24,988	$12,034	$25,650
01/26	$22,887	$40,910	$25,433	$12,047	$26,113
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	16.22	7.93	9.28
Class A (including sales charges)Footnote Reference(a)	9.54	6.65	8.63
Russell 3000® Index	15.32	13.60	15.13
50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)	15.17	8.08	9.78
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.29	8.42	10.07
Footnote	Description
Footnote(a)	On August 1, 2025, the Fund altered the composition of its Blended Benchmark. The New Blended Benchmark (50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)) is designed to simplify the Blended Benchmark and provide a more appropriate Fund performance comparison than the Former Blended Benchmark (49% Russell 3000 Index®, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)). The returns of the Former Blended Benchmark will be shown for a one-year transition period.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,780,561,020
Total number of portfolio holdings	39
Management services fees (represents 0.03% of Fund average net assets)	$554,367
Portfolio turnover for the reporting period	22%

Columbia Capital Allocation Moderate Aggressive Portfolio | Class A | ASR126_01_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	15.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.3%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.6%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.1%
Columbia Overseas Core Fund, Institutional 3 Class	10.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.2%
Columbia High Yield Bond Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Research Enhanced Emerging Economies ETF	2.8%

Asset Categories

Table Summary
Equity Funds	62.3%
Fixed Income Funds	31.3%
Exchange-Traded Equity Funds	2.8%
Money Market Funds	2.0%
Alternative Strategies Funds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio | Class A | ASR126_01_(03/26) |

Columbia Capital Allocation Moderate Aggressive Portfolio

Class C | NBICX

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$123	1.14%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to the Fund’s relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund’s style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Columbia Capital Allocation Moderate Aggressive Portfolio | Class C | ASR126_04_(03/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Capital Allocation Moderate Aggressive Portfolio Class C (including sales charges) ($22,520)	Russell 3000® Index ($40,910)	50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)	Bloomberg U.S. Aggregate Bond Index ($12,047)	49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,955	$9,997	$10,001	$10,071	$10,000
03/16	$10,455	$10,701	$10,505	$10,163	$10,531
04/16	$10,553	$10,767	$10,589	$10,202	$10,640
05/16	$10,651	$10,960	$10,660	$10,205	$10,711
06/16	$10,626	$10,982	$10,711	$10,388	$10,757
07/16	$10,946	$11,418	$11,029	$10,454	$11,091
08/16	$10,964	$11,447	$11,049	$10,442	$11,129
09/16	$11,010	$11,465	$11,076	$10,436	$11,162
10/16	$10,800	$11,217	$10,902	$10,356	$10,996
11/16	$10,900	$11,719	$11,013	$10,111	$11,113
12/16	$11,031	$11,948	$11,169	$10,125	$11,284
01/17	$11,236	$12,173	$11,341	$10,145	$11,469
02/17	$11,488	$12,625	$11,610	$10,213	$11,744
03/17	$11,572	$12,634	$11,658	$10,208	$11,795
04/17	$11,731	$12,768	$11,794	$10,287	$11,938
05/17	$11,899	$12,898	$11,948	$10,366	$12,097
06/17	$11,979	$13,015	$12,000	$10,356	$12,151
07/17	$12,228	$13,260	$12,197	$10,400	$12,358
08/17	$12,304	$13,286	$12,258	$10,493	$12,411
09/17	$12,467	$13,610	$12,418	$10,444	$12,585
10/17	$12,629	$13,907	$12,594	$10,450	$12,766
11/17	$12,849	$14,329	$12,795	$10,436	$12,966
12/17	$12,975	$14,472	$12,921	$10,484	$13,092
01/18	$13,473	$15,235	$13,323	$10,363	$13,515
02/18	$13,025	$14,674	$12,943	$10,265	$13,129
03/18	$12,868	$14,379	$12,807	$10,331	$12,980
04/18	$12,848	$14,434	$12,827	$10,254	$13,016
05/18	$12,998	$14,841	$12,991	$10,327	$13,169
06/18	$12,933	$14,938	$12,988	$10,315	$13,168
07/18	$13,193	$15,434	$13,251	$10,317	$13,443
08/18	$13,349	$15,976	$13,471	$10,383	$13,660
09/18	$13,368	$16,002	$13,462	$10,317	$13,662
10/18	$12,544	$14,824	$12,764	$10,235	$12,946
11/18	$12,649	$15,121	$12,938	$10,296	$13,108
12/18	$11,879	$13,714	$12,337	$10,485	$12,470
01/19	$12,648	$14,891	$13,045	$10,597	$13,211
02/19	$12,908	$15,414	$13,309	$10,590	$13,492
03/19	$13,060	$15,640	$13,509	$10,794	$13,686
04/19	$13,407	$16,264	$13,833	$10,797	$14,025
05/19	$12,789	$15,212	$13,358	$10,988	$13,519
06/19	$13,455	$16,280	$14,006	$11,126	$14,182
07/19	$13,499	$16,522	$14,095	$11,151	$14,271
08/19	$13,322	$16,185	$14,011	$11,440	$14,165
09/19	$13,454	$16,469	$14,162	$11,379	$14,329
10/19	$13,688	$16,824	$14,409	$11,413	$14,581
11/19	$13,977	$17,463	$14,697	$11,407	$14,872
12/19	$14,294	$17,968	$15,004	$11,399	$15,201
01/20	$14,236	$17,948	$15,033	$11,619	$15,210
02/20	$13,495	$16,478	$14,333	$11,828	$14,467
03/20	$11,944	$14,212	$13,018	$11,758	$13,039
04/20	$12,986	$16,095	$14,102	$11,967	$14,139
05/20	$13,507	$16,955	$14,572	$12,023	$14,647
06/20	$13,795	$17,343	$14,871	$12,099	$14,949
07/20	$14,350	$18,328	$15,468	$12,279	$15,570
08/20	$14,892	$19,656	$16,082	$12,180	$16,206
09/20	$14,518	$18,940	$15,731	$12,173	$15,842
10/20	$14,277	$18,531	$15,488	$12,119	$15,597
11/20	$15,531	$20,785	$16,795	$12,238	$16,958
12/20	$16,048	$21,721	$17,320	$12,255	$17,504
01/21	$15,950	$21,624	$17,246	$12,167	$17,433
02/21	$16,304	$22,300	$17,473	$11,991	$17,685
03/21	$16,629	$23,099	$17,737	$11,842	$17,972
04/21	$17,180	$24,290	$18,318	$11,935	$18,562
05/21	$17,314	$24,401	$18,462	$11,974	$18,714
06/21	$17,500	$25,002	$18,716	$12,058	$18,970
07/21	$17,579	$25,425	$18,898	$12,193	$19,159
08/21	$17,897	$26,150	$19,213	$12,170	$19,483
09/21	$17,301	$24,977	$18,630	$12,065	$18,908
10/21	$17,805	$26,666	$19,314	$12,061	$19,594
11/21	$17,420	$26,260	$19,057	$12,097	$19,310
12/21	$17,944	$27,294	$19,532	$12,066	$19,826
01/22	$17,283	$25,688	$18,696	$11,806	$18,967
02/22	$16,834	$25,041	$18,327	$11,674	$18,597
03/22	$16,848	$25,854	$18,438	$11,350	$18,729
04/22	$15,710	$23,533	$17,195	$10,919	$17,473
05/22	$15,766	$23,502	$17,239	$10,990	$17,515
06/22	$14,642	$21,536	$16,205	$10,817	$16,400
07/22	$15,496	$23,556	$17,183	$11,082	$17,428
08/22	$14,981	$22,677	$16,612	$10,768	$16,846
09/22	$13,720	$20,574	$15,338	$10,303	$15,562
10/22	$14,324	$22,261	$15,959	$10,170	$16,237
11/22	$15,148	$23,423	$16,876	$10,544	$17,161
12/22	$14,583	$22,052	$16,346	$10,496	$16,632
01/23	$15,456	$23,571	$17,282	$10,819	$17,594
02/23	$14,953	$23,020	$16,834	$10,539	$17,159
03/23	$15,382	$23,635	$17,276	$10,807	$17,592
04/23	$15,546	$23,887	$17,447	$10,873	$17,777
05/23	$15,471	$23,980	$17,323	$10,754	$17,643
06/23	$16,088	$25,618	$18,005	$10,716	$18,357
07/23	$16,453	$26,536	$18,435	$10,708	$18,810
08/23	$16,194	$26,024	$18,091	$10,640	$18,468
09/23	$15,559	$24,784	$17,413	$10,370	$17,794
10/23	$15,239	$24,127	$16,981	$10,206	$17,355
11/23	$16,322	$26,377	$18,269	$10,668	$18,672
12/23	$17,012	$27,776	$19,132	$11,076	$19,555
01/24	$17,105	$28,084	$19,190	$11,046	$19,623
02/24	$17,520	$29,604	$19,692	$10,890	$20,148
03/24	$17,934	$30,559	$20,163	$10,991	$20,635
04/24	$17,364	$29,214	$19,491	$10,713	$19,969
05/24	$18,042	$30,594	$20,151	$10,895	$20,639
06/24	$18,407	$31,542	$20,532	$10,998	$21,013
07/24	$18,642	$32,128	$20,955	$11,255	$21,448
08/24	$19,019	$32,827	$21,375	$11,416	$21,885
09/24	$19,331	$33,506	$21,783	$11,569	$22,296
10/24	$18,875	$33,260	$21,346	$11,282	$21,865
11/24	$19,519	$35,473	$22,086	$11,402	$22,614
12/24	$19,074	$34,389	$21,569	$11,215	$22,100
01/25	$19,529	$35,474	$22,083	$11,274	$22,650
02/25	$19,464	$34,794	$22,091	$11,522	$22,647
03/25	$18,804	$32,765	$21,447	$11,527	$21,981
04/25	$18,869	$32,545	$21,519	$11,572	$22,066
05/25	$19,537	$34,608	$22,291	$11,489	$22,889
06/25	$20,380	$36,366	$23,091	$11,666	$23,702
07/25	$20,650	$37,167	$23,312	$11,635	$23,926
08/25	$21,105	$38,027	$23,794	$11,774	$24,432
09/25	$21,643	$39,339	$24,424	$11,903	$25,061
10/25	$22,014	$40,183	$24,819	$11,977	$25,448
11/25	$22,116	$40,293	$24,892	$12,052	$25,532
12/25	$22,135	$40,285	$24,988	$12,034	$25,650
01/26	$22,520	$40,910	$25,433	$12,047	$26,113
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)Footnote Reference(a)	15.31	7.14	8.46
Class C (including sales charges)Footnote Reference(a)	14.31	7.14	8.46
Russell 3000® Index	15.32	13.60	15.13
50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)	15.17	8.08	9.78
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.29	8.42	10.07
Footnote	Description
Footnote(a)	On August 1, 2025, the Fund altered the composition of its Blended Benchmark. The New Blended Benchmark (50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)) is designed to simplify the Blended Benchmark and provide a more appropriate Fund performance comparison than the Former Blended Benchmark (49% Russell 3000 Index®, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)). The returns of the Former Blended Benchmark will be shown for a one-year transition period.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,780,561,020
Total number of portfolio holdings	39
Management services fees (represents 0.03% of Fund average net assets)	$554,367
Portfolio turnover for the reporting period	22%

Columbia Capital Allocation Moderate Aggressive Portfolio | Class C | ASR126_04_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	15.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.3%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.6%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.1%
Columbia Overseas Core Fund, Institutional 3 Class	10.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.2%
Columbia High Yield Bond Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Research Enhanced Emerging Economies ETF	2.8%

Asset Categories

Table Summary
Equity Funds	62.3%
Fixed Income Funds	31.3%
Exchange-Traded Equity Funds	2.8%
Money Market Funds	2.0%
Alternative Strategies Funds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio | Class C | ASR126_04_(03/26) |

Columbia Capital Allocation Moderate Aggressive Portfolio

Class R | CLBRX

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$69	0.64%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to the Fund’s relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund’s style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Columbia Capital Allocation Moderate Aggressive Portfolio | Class R | ASR126_12_(03/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Capital Allocation Moderate Aggressive Portfolio Class R ($23,682)	Russell 3000® Index ($40,910)	50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)	Bloomberg U.S. Aggregate Bond Index ($12,047)	49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,964	$9,997	$10,001	$10,071	$10,000
03/16	$10,471	$10,701	$10,505	$10,163	$10,531
04/16	$10,569	$10,767	$10,589	$10,202	$10,640
05/16	$10,668	$10,960	$10,660	$10,205	$10,711
06/16	$10,654	$10,982	$10,711	$10,388	$10,757
07/16	$10,976	$11,418	$11,029	$10,454	$11,091
08/16	$11,004	$11,447	$11,049	$10,442	$11,129
09/16	$11,046	$11,465	$11,076	$10,436	$11,162
10/16	$10,843	$11,217	$10,902	$10,356	$10,996
11/16	$10,954	$11,719	$11,013	$10,111	$11,113
12/16	$11,081	$11,948	$11,169	$10,125	$11,284
01/17	$11,297	$12,173	$11,341	$10,145	$11,469
02/17	$11,561	$12,625	$11,610	$10,213	$11,744
03/17	$11,646	$12,634	$11,658	$10,208	$11,795
04/17	$11,815	$12,768	$11,794	$10,287	$11,938
05/17	$11,994	$12,898	$11,948	$10,366	$12,097
06/17	$12,067	$13,015	$12,000	$10,356	$12,151
07/17	$12,328	$13,260	$12,197	$10,400	$12,358
08/17	$12,406	$13,286	$12,258	$10,493	$12,411
09/17	$12,580	$13,610	$12,418	$10,444	$12,585
10/17	$12,754	$13,907	$12,594	$10,450	$12,766
11/17	$12,976	$14,329	$12,795	$10,436	$12,966
12/17	$13,110	$14,472	$12,921	$10,484	$13,092
01/18	$13,615	$15,235	$13,323	$10,363	$13,515
02/18	$13,171	$14,674	$12,943	$10,265	$13,129
03/18	$13,018	$14,379	$12,807	$10,331	$12,980
04/18	$12,998	$14,434	$12,827	$10,254	$13,016
05/18	$13,160	$14,841	$12,991	$10,327	$13,169
06/18	$13,101	$14,938	$12,988	$10,315	$13,168
07/18	$13,365	$15,434	$13,251	$10,317	$13,443
08/18	$13,524	$15,976	$13,471	$10,383	$13,660
09/18	$13,549	$16,002	$13,462	$10,317	$13,662
10/18	$12,722	$14,824	$12,764	$10,235	$12,946
11/18	$12,838	$15,121	$12,938	$10,296	$13,108
12/18	$12,061	$13,714	$12,337	$10,485	$12,470
01/19	$12,845	$14,891	$13,045	$10,597	$13,211
02/19	$13,121	$15,414	$13,309	$10,590	$13,492
03/19	$13,281	$15,640	$13,509	$10,794	$13,686
04/19	$13,635	$16,264	$13,833	$10,797	$14,025
05/19	$13,015	$15,212	$13,358	$10,988	$13,519
06/19	$13,700	$16,280	$14,006	$11,126	$14,182
07/19	$13,746	$16,522	$14,095	$11,151	$14,271
08/19	$13,576	$16,185	$14,011	$11,440	$14,165
09/19	$13,717	$16,469	$14,162	$11,379	$14,329
10/19	$13,956	$16,824	$14,409	$11,413	$14,581
11/19	$14,251	$17,463	$14,697	$11,407	$14,872
12/19	$14,594	$17,968	$15,004	$11,399	$15,201
01/20	$14,535	$17,948	$15,033	$11,619	$15,210
02/20	$13,788	$16,478	$14,333	$11,828	$14,467
03/20	$12,217	$14,212	$13,018	$11,758	$13,039
04/20	$13,274	$16,095	$14,102	$11,967	$14,139
05/20	$13,808	$16,955	$14,572	$12,023	$14,647
06/20	$14,109	$17,343	$14,871	$12,099	$14,949
07/20	$14,691	$18,328	$15,468	$12,279	$15,570
08/20	$15,248	$19,656	$16,082	$12,180	$16,206
09/20	$14,876	$18,940	$15,731	$12,173	$15,842
10/20	$14,641	$18,531	$15,488	$12,119	$15,597
11/20	$15,930	$20,785	$16,795	$12,238	$16,958
12/20	$16,469	$21,721	$17,320	$12,255	$17,504
01/21	$16,368	$21,624	$17,246	$12,167	$17,433
02/21	$16,745	$22,300	$17,473	$11,991	$17,685
03/21	$17,088	$23,099	$17,737	$11,842	$17,972
04/21	$17,642	$24,290	$18,318	$11,935	$18,562
05/21	$17,806	$24,401	$18,462	$11,974	$18,714
06/21	$17,994	$25,002	$18,716	$12,058	$18,970
07/21	$18,090	$25,425	$18,898	$12,193	$19,159
08/21	$18,432	$26,150	$19,213	$12,170	$19,483
09/21	$17,812	$24,977	$18,630	$12,065	$18,908
10/21	$18,346	$26,666	$19,314	$12,061	$19,594
11/21	$17,949	$26,260	$19,057	$12,097	$19,310
12/21	$18,499	$27,294	$19,532	$12,066	$19,826
01/22	$17,816	$25,688	$18,696	$11,806	$18,967
02/22	$17,380	$25,041	$18,327	$11,674	$18,597
03/22	$17,395	$25,854	$18,438	$11,350	$18,729
04/22	$16,216	$23,533	$17,195	$10,919	$17,473
05/22	$16,289	$23,502	$17,239	$10,990	$17,515
06/22	$15,130	$21,536	$16,205	$10,817	$16,400
07/22	$16,016	$23,556	$17,183	$11,082	$17,428
08/22	$15,497	$22,677	$16,612	$10,768	$16,846
09/22	$14,193	$20,574	$15,338	$10,303	$15,562
10/22	$14,820	$22,261	$15,959	$10,170	$16,237
11/22	$15,692	$23,423	$16,876	$10,544	$17,161
12/22	$15,108	$22,052	$16,346	$10,496	$16,632
01/23	$16,017	$23,571	$17,282	$10,819	$17,594
02/23	$15,493	$23,020	$16,834	$10,539	$17,159
03/23	$15,959	$23,635	$17,276	$10,807	$17,592
04/23	$16,129	$23,887	$17,447	$10,873	$17,777
05/23	$16,052	$23,980	$17,323	$10,754	$17,643
06/23	$16,714	$25,618	$18,005	$10,716	$18,357
07/23	$17,095	$26,536	$18,435	$10,708	$18,810
08/23	$16,841	$26,024	$18,091	$10,640	$18,468
09/23	$16,184	$24,784	$17,413	$10,370	$17,794
10/23	$15,849	$24,127	$16,981	$10,206	$17,355
11/23	$16,996	$26,377	$18,269	$10,668	$18,672
12/23	$17,707	$27,776	$19,132	$11,076	$19,555
01/24	$17,819	$28,084	$19,190	$11,046	$19,623
02/24	$18,269	$29,604	$19,692	$10,890	$20,148
03/24	$18,693	$30,559	$20,163	$10,991	$20,635
04/24	$18,113	$29,214	$19,491	$10,713	$19,969
05/24	$18,822	$30,594	$20,151	$10,895	$20,639
06/24	$19,212	$31,542	$20,532	$10,998	$21,013
07/24	$19,475	$32,128	$20,955	$11,255	$21,448
08/24	$19,870	$32,827	$21,375	$11,416	$21,885
09/24	$20,204	$33,506	$21,783	$11,569	$22,296
10/24	$19,743	$33,260	$21,346	$11,282	$21,865
11/24	$20,419	$35,473	$22,086	$11,402	$22,614
12/24	$19,960	$34,389	$21,569	$11,215	$22,100
01/25	$20,439	$35,474	$22,083	$11,274	$22,650
02/25	$20,388	$34,794	$22,091	$11,522	$22,647
03/25	$19,702	$32,765	$21,447	$11,527	$21,981
04/25	$19,787	$32,545	$21,519	$11,572	$22,066
05/25	$20,490	$34,608	$22,291	$11,489	$22,889
06/25	$21,368	$36,366	$23,091	$11,666	$23,702
07/25	$21,670	$37,167	$23,312	$11,635	$23,926
08/25	$22,150	$38,027	$23,794	$11,774	$24,432
09/25	$22,745	$39,339	$24,424	$11,903	$25,061
10/25	$23,136	$40,183	$24,819	$11,977	$25,448
11/25	$23,243	$40,293	$24,892	$12,052	$25,532
12/25	$23,275	$40,285	$24,988	$12,034	$25,650
01/26	$23,682	$40,910	$25,433	$12,047	$26,113
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class RFootnote Reference(a)	15.86	7.67	9.00
Russell 3000® Index	15.32	13.60	15.13
50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)	15.17	8.08	9.78
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.29	8.42	10.07
Footnote	Description
Footnote(a)	On August 1, 2025, the Fund altered the composition of its Blended Benchmark. The New Blended Benchmark (50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)) is designed to simplify the Blended Benchmark and provide a more appropriate Fund performance comparison than the Former Blended Benchmark (49% Russell 3000 Index®, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)). The returns of the Former Blended Benchmark will be shown for a one-year transition period.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,780,561,020
Total number of portfolio holdings	39
Management services fees (represents 0.03% of Fund average net assets)	$554,367
Portfolio turnover for the reporting period	22%

Columbia Capital Allocation Moderate Aggressive Portfolio | Class R | ASR126_12_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	15.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.3%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.6%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.1%
Columbia Overseas Core Fund, Institutional 3 Class	10.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.2%
Columbia High Yield Bond Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Research Enhanced Emerging Economies ETF	2.8%

Asset Categories

Table Summary
Equity Funds	62.3%
Fixed Income Funds	31.3%
Exchange-Traded Equity Funds	2.8%
Money Market Funds	2.0%
Alternative Strategies Funds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio | Class R | ASR126_12_(03/26) |

Columbia Capital Allocation Moderate Aggressive Portfolio

Class S | NBGDX

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$15	0.14%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to the Fund’s relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund’s style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Columbia Capital Allocation Moderate Aggressive Portfolio | Class S | ASR126_16_(03/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Capital Allocation Moderate Aggressive Portfolio Class S ($24,354)	Russell 3000® Index ($40,910)	50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)	Bloomberg U.S. Aggregate Bond Index ($12,047)	49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,964	$9,997	$10,001	$10,071	$10,000
03/16	$10,476	$10,701	$10,505	$10,163	$10,531
04/16	$10,575	$10,767	$10,589	$10,202	$10,640
05/16	$10,683	$10,960	$10,660	$10,205	$10,711
06/16	$10,666	$10,982	$10,711	$10,388	$10,757
07/16	$10,989	$11,418	$11,029	$10,454	$11,091
08/16	$11,016	$11,447	$11,049	$10,442	$11,129
09/16	$11,075	$11,465	$11,076	$10,436	$11,162
10/16	$10,872	$11,217	$10,902	$10,356	$10,996
11/16	$10,982	$11,719	$11,013	$10,111	$11,113
12/16	$11,107	$11,948	$11,169	$10,125	$11,284
01/17	$11,324	$12,173	$11,341	$10,145	$11,469
02/17	$11,588	$12,625	$11,610	$10,213	$11,744
03/17	$11,680	$12,634	$11,658	$10,208	$11,795
04/17	$11,850	$12,768	$11,794	$10,287	$11,938
05/17	$12,030	$12,898	$11,948	$10,366	$12,097
06/17	$12,110	$13,015	$12,000	$10,356	$12,151
07/17	$12,381	$13,260	$12,197	$10,400	$12,358
08/17	$12,459	$13,286	$12,258	$10,493	$12,411
09/17	$12,632	$13,610	$12,418	$10,444	$12,585
10/17	$12,806	$13,907	$12,594	$10,450	$12,766
11/17	$13,030	$14,329	$12,795	$10,436	$12,966
12/17	$13,172	$14,472	$12,921	$10,484	$13,092
01/18	$13,689	$15,235	$13,323	$10,363	$13,515
02/18	$13,233	$14,674	$12,943	$10,265	$13,129
03/18	$13,078	$14,379	$12,807	$10,331	$12,980
04/18	$13,068	$14,434	$12,827	$10,254	$13,016
05/18	$13,230	$14,841	$12,991	$10,327	$13,169
06/18	$13,179	$14,938	$12,988	$10,315	$13,168
07/18	$13,456	$15,434	$13,251	$10,317	$13,443
08/18	$13,615	$15,976	$13,471	$10,383	$13,660
09/18	$13,638	$16,002	$13,462	$10,317	$13,662
10/18	$12,817	$14,824	$12,764	$10,235	$12,946
11/18	$12,924	$15,121	$12,938	$10,296	$13,108
12/18	$12,150	$13,714	$12,337	$10,485	$12,470
01/19	$12,939	$14,891	$13,045	$10,597	$13,211
02/19	$13,217	$15,414	$13,309	$10,590	$13,492
03/19	$13,386	$15,640	$13,509	$10,794	$13,686
04/19	$13,753	$16,264	$13,833	$10,797	$14,025
05/19	$13,129	$15,212	$13,358	$10,988	$13,519
06/19	$13,817	$16,280	$14,006	$11,126	$14,182
07/19	$13,863	$16,522	$14,095	$11,151	$14,271
08/19	$13,691	$16,185	$14,011	$11,440	$14,165
09/19	$13,842	$16,469	$14,162	$11,379	$14,329
10/19	$14,083	$16,824	$14,409	$11,413	$14,581
11/19	$14,393	$17,463	$14,697	$11,407	$14,872
12/19	$14,736	$17,968	$15,004	$11,399	$15,201
01/20	$14,688	$17,948	$15,033	$11,619	$15,210
02/20	$13,922	$16,478	$14,333	$11,828	$14,467
03/20	$12,335	$14,212	$13,018	$11,758	$13,039
04/20	$13,414	$16,095	$14,102	$11,967	$14,139
05/20	$13,953	$16,955	$14,572	$12,023	$14,647
06/20	$14,265	$17,343	$14,871	$12,099	$14,949
07/20	$14,853	$18,328	$15,468	$12,279	$15,570
08/20	$15,416	$19,656	$16,082	$12,180	$16,206
09/20	$15,037	$18,940	$15,731	$12,173	$15,842
10/20	$14,812	$18,531	$15,488	$12,119	$15,597
11/20	$16,115	$20,785	$16,795	$12,238	$16,958
12/20	$16,657	$21,721	$17,320	$12,255	$17,504
01/21	$16,581	$21,624	$17,246	$12,167	$17,433
02/21	$16,949	$22,300	$17,473	$11,991	$17,685
03/21	$17,294	$23,099	$17,737	$11,842	$17,972
04/21	$17,880	$24,290	$18,318	$11,935	$18,562
05/21	$18,033	$24,401	$18,462	$11,974	$18,714
06/21	$18,235	$25,002	$18,716	$12,058	$18,970
07/21	$18,332	$25,425	$18,898	$12,193	$19,159
08/21	$18,678	$26,150	$19,213	$12,170	$19,483
09/21	$18,062	$24,977	$18,630	$12,065	$18,908
10/21	$18,603	$26,666	$19,314	$12,061	$19,594
11/21	$18,214	$26,260	$19,057	$12,097	$19,310
12/21	$18,770	$27,294	$19,532	$12,066	$19,826
01/22	$18,092	$25,688	$18,696	$11,806	$18,967
02/22	$17,635	$25,041	$18,327	$11,674	$18,597
03/22	$17,662	$25,854	$18,438	$11,350	$18,729
04/22	$16,480	$23,533	$17,195	$10,919	$17,473
05/22	$16,539	$23,502	$17,239	$10,990	$17,515
06/22	$15,375	$21,536	$16,205	$10,817	$16,400
07/22	$16,274	$23,556	$17,183	$11,082	$17,428
08/22	$15,747	$22,677	$16,612	$10,768	$16,846
09/22	$14,433	$20,574	$15,338	$10,303	$15,562
10/22	$15,070	$22,261	$15,959	$10,170	$16,237
11/22	$15,955	$23,423	$16,876	$10,544	$17,161
12/22	$15,372	$22,052	$16,346	$10,496	$16,632
01/23	$16,296	$23,571	$17,282	$10,819	$17,594
02/23	$15,779	$23,020	$16,834	$10,539	$17,159
03/23	$16,232	$23,635	$17,276	$10,807	$17,592
04/23	$16,420	$23,887	$17,447	$10,873	$17,777
05/23	$16,342	$23,980	$17,323	$10,754	$17,643
06/23	$17,026	$25,618	$18,005	$10,716	$18,357
07/23	$17,414	$26,536	$18,435	$10,708	$18,810
08/23	$17,155	$26,024	$18,091	$10,640	$18,468
09/23	$16,481	$24,784	$17,413	$10,370	$17,794
10/23	$16,156	$24,127	$16,981	$10,206	$17,355
11/23	$17,324	$26,377	$18,269	$10,668	$18,672
12/23	$18,058	$27,776	$19,132	$11,076	$19,555
01/24	$18,173	$28,084	$19,190	$11,046	$19,623
02/24	$18,631	$29,604	$19,692	$10,890	$20,148
03/24	$19,074	$30,559	$20,163	$10,991	$20,635
04/24	$18,482	$29,214	$19,491	$10,713	$19,969
05/24	$19,222	$30,594	$20,151	$10,895	$20,639
06/24	$19,615	$31,542	$20,532	$10,998	$21,013
07/24	$19,884	$32,128	$20,955	$11,255	$21,448
08/24	$20,303	$32,827	$21,375	$11,416	$21,885
09/24	$20,640	$33,506	$21,783	$11,569	$22,296
10/24	$20,168	$33,260	$21,346	$11,282	$21,865
11/24	$20,860	$35,473	$22,086	$11,402	$22,614
12/24	$20,417	$34,389	$21,569	$11,215	$22,100
01/25	$20,909	$35,474	$22,083	$11,274	$22,650
02/25	$20,873	$34,794	$22,091	$11,522	$22,647
03/25	$20,160	$32,765	$21,447	$11,527	$21,981
04/25	$20,266	$32,545	$21,519	$11,572	$22,066
05/25	$21,004	$34,608	$22,291	$11,489	$22,889
06/25	$21,915	$36,366	$23,091	$11,666	$23,702
07/25	$22,225	$37,167	$23,312	$11,635	$23,926
08/25	$22,737	$38,027	$23,794	$11,774	$24,432
09/25	$23,340	$39,339	$24,424	$11,903	$25,061
10/25	$23,762	$40,183	$24,819	$11,977	$25,448
11/25	$23,890	$40,293	$24,892	$12,052	$25,532
12/25	$23,916	$40,285	$24,988	$12,034	$25,650
01/26	$24,354	$40,910	$25,433	$12,047	$26,113
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)Footnote Reference(b)	16.48	7.99	9.31
Russell 3000® Index	15.32	13.60	15.13
50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)	15.17	8.08	9.78
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.29	8.42	10.07
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	On August 1, 2025, the Fund altered the composition of its Blended Benchmark. The New Blended Benchmark (50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)) is designed to simplify the Blended Benchmark and provide a more appropriate Fund performance comparison than the Former Blended Benchmark (49% Russell 3000 Index®, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)). The returns of the Former Blended Benchmark will be shown for a one-year transition period.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,780,561,020
Total number of portfolio holdings	39
Management services fees (represents 0.03% of Fund average net assets)	$554,367
Portfolio turnover for the reporting period	22%

Columbia Capital Allocation Moderate Aggressive Portfolio | Class S | ASR126_16_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	15.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.3%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.6%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.1%
Columbia Overseas Core Fund, Institutional 3 Class	10.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.2%
Columbia High Yield Bond Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Research Enhanced Emerging Economies ETF	2.8%

Asset Categories

Table Summary
Equity Funds	62.3%
Fixed Income Funds	31.3%
Exchange-Traded Equity Funds	2.8%
Money Market Funds	2.0%
Alternative Strategies Funds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio | Class S | ASR126_16_(03/26) |

Columbia Capital Allocation Moderate Aggressive Portfolio

Institutional 3 Class | CPHNX

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$6	0.06%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to the Fund’s relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund’s style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Columbia Capital Allocation Moderate Aggressive Portfolio | Institutional 3 Class | ASR126_17_(03/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Capital Allocation Moderate Aggressive Portfolio Institutional 3 Class ($25,118)	Russell 3000® Index ($40,910)	50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)	Bloomberg U.S. Aggregate Bond Index ($12,047)	49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,964	$9,997	$10,001	$10,071	$10,000
03/16	$10,484	$10,701	$10,505	$10,163	$10,531
04/16	$10,584	$10,767	$10,589	$10,202	$10,640
05/16	$10,693	$10,960	$10,660	$10,205	$10,711
06/16	$10,678	$10,982	$10,711	$10,388	$10,757
07/16	$11,014	$11,418	$11,029	$10,454	$11,091
08/16	$11,042	$11,447	$11,049	$10,442	$11,129
09/16	$11,104	$11,465	$11,076	$10,436	$11,162
10/16	$10,897	$11,217	$10,902	$10,356	$10,996
11/16	$11,010	$11,719	$11,013	$10,111	$11,113
12/16	$11,148	$11,948	$11,169	$10,125	$11,284
01/17	$11,368	$12,173	$11,341	$10,145	$11,469
02/17	$11,637	$12,625	$11,610	$10,213	$11,744
03/17	$11,732	$12,634	$11,658	$10,208	$11,795
04/17	$11,905	$12,768	$11,794	$10,287	$11,938
05/17	$12,088	$12,898	$11,948	$10,366	$12,097
06/17	$12,181	$13,015	$12,000	$10,356	$12,151
07/17	$12,448	$13,260	$12,197	$10,400	$12,358
08/17	$12,537	$13,286	$12,258	$10,493	$12,411
09/17	$12,704	$13,610	$12,418	$10,444	$12,585
10/17	$12,892	$13,907	$12,594	$10,450	$12,766
11/17	$13,120	$14,329	$12,795	$10,436	$12,966
12/17	$13,267	$14,472	$12,921	$10,484	$13,092
01/18	$13,786	$15,235	$13,323	$10,363	$13,515
02/18	$13,340	$14,674	$12,943	$10,265	$13,129
03/18	$13,183	$14,379	$12,807	$10,331	$12,980
04/18	$13,183	$14,434	$12,827	$10,254	$13,016
05/18	$13,349	$14,841	$12,991	$10,327	$13,169
06/18	$13,287	$14,938	$12,988	$10,315	$13,168
07/18	$13,571	$15,434	$13,251	$10,317	$13,443
08/18	$13,745	$15,976	$13,471	$10,383	$13,660
09/18	$13,770	$16,002	$13,462	$10,317	$13,662
10/18	$12,938	$14,824	$12,764	$10,235	$12,946
11/18	$13,059	$15,121	$12,938	$10,296	$13,108
12/18	$12,277	$13,714	$12,337	$10,485	$12,470
01/19	$13,077	$14,891	$13,045	$10,597	$13,211
02/19	$13,362	$15,414	$13,309	$10,590	$13,492
03/19	$13,536	$15,640	$13,509	$10,794	$13,686
04/19	$13,914	$16,264	$13,833	$10,797	$14,025
05/19	$13,284	$15,212	$13,358	$10,988	$13,519
06/19	$13,992	$16,280	$14,006	$11,126	$14,182
07/19	$14,039	$16,522	$14,095	$11,151	$14,271
08/19	$13,874	$16,185	$14,011	$11,440	$14,165
09/19	$14,019	$16,469	$14,162	$11,379	$14,329
10/19	$14,267	$16,824	$14,409	$11,413	$14,581
11/19	$14,586	$17,463	$14,697	$11,407	$14,872
12/19	$14,940	$17,968	$15,004	$11,399	$15,201
01/20	$14,890	$17,948	$15,033	$11,619	$15,210
02/20	$14,125	$16,478	$14,333	$11,828	$14,467
03/20	$12,523	$14,212	$13,018	$11,758	$13,039
04/20	$13,614	$16,095	$14,102	$11,967	$14,139
05/20	$14,171	$16,955	$14,572	$12,023	$14,647
06/20	$14,493	$17,343	$14,871	$12,099	$14,949
07/20	$15,089	$18,328	$15,468	$12,279	$15,570
08/20	$15,672	$19,656	$16,082	$12,180	$16,206
09/20	$15,293	$18,940	$15,731	$12,173	$15,842
10/20	$15,059	$18,531	$15,488	$12,119	$15,597
11/20	$16,396	$20,785	$16,795	$12,238	$16,958
12/20	$16,959	$21,721	$17,320	$12,255	$17,504
01/21	$16,867	$21,624	$17,246	$12,167	$17,433
02/21	$17,262	$22,300	$17,473	$11,991	$17,685
03/21	$17,621	$23,099	$17,737	$11,842	$17,972
04/21	$18,203	$24,290	$18,318	$11,935	$18,562
05/21	$18,375	$24,401	$18,462	$11,974	$18,714
06/21	$18,572	$25,002	$18,716	$12,058	$18,970
07/21	$18,687	$25,425	$18,898	$12,193	$19,159
08/21	$19,048	$26,150	$19,213	$12,170	$19,483
09/21	$18,422	$24,977	$18,630	$12,065	$18,908
10/21	$18,972	$26,666	$19,314	$12,061	$19,594
11/21	$18,581	$26,260	$19,057	$12,097	$19,310
12/21	$19,162	$27,294	$19,532	$12,066	$19,826
01/22	$18,470	$25,688	$18,696	$11,806	$18,967
02/22	$18,008	$25,041	$18,327	$11,674	$18,597
03/22	$18,036	$25,854	$18,438	$11,350	$18,729
04/22	$16,832	$23,533	$17,195	$10,919	$17,473
05/22	$16,910	$23,502	$17,239	$10,990	$17,515
06/22	$15,723	$21,536	$16,205	$10,817	$16,400
07/22	$16,648	$23,556	$17,183	$11,082	$17,428
08/22	$16,112	$22,677	$16,612	$10,768	$16,846
09/22	$14,766	$20,574	$15,338	$10,303	$15,562
10/22	$15,434	$22,261	$15,959	$10,170	$16,237
11/22	$16,329	$23,423	$16,876	$10,544	$17,161
12/22	$15,748	$22,052	$16,346	$10,496	$16,632
01/23	$16,700	$23,571	$17,282	$10,819	$17,594
02/23	$16,158	$23,020	$16,834	$10,539	$17,159
03/23	$16,647	$23,635	$17,276	$10,807	$17,592
04/23	$16,845	$23,887	$17,447	$10,873	$17,777
05/23	$16,763	$23,980	$17,323	$10,754	$17,643
06/23	$17,463	$25,618	$18,005	$10,716	$18,357
07/23	$17,871	$26,536	$18,435	$10,708	$18,810
08/23	$17,616	$26,024	$18,091	$10,640	$18,468
09/23	$16,922	$24,784	$17,413	$10,370	$17,794
10/23	$16,598	$24,127	$16,981	$10,206	$17,355
11/23	$17,793	$26,377	$18,269	$10,668	$18,672
12/23	$18,564	$27,776	$19,132	$11,076	$19,555
01/24	$18,685	$28,084	$19,190	$11,046	$19,623
02/24	$19,151	$29,604	$19,692	$10,890	$20,148
03/24	$19,617	$30,559	$20,163	$10,991	$20,635
04/24	$19,027	$29,214	$19,491	$10,713	$19,969
05/24	$19,773	$30,594	$20,151	$10,895	$20,639
06/24	$20,186	$31,542	$20,532	$10,998	$21,013
07/24	$20,470	$32,128	$20,955	$11,255	$21,448
08/24	$20,913	$32,827	$21,375	$11,416	$21,885
09/24	$21,251	$33,506	$21,783	$11,569	$22,296
10/24	$20,788	$33,260	$21,346	$11,282	$21,865
11/24	$21,500	$35,473	$22,086	$11,402	$22,614
12/24	$21,038	$34,389	$21,569	$11,215	$22,100
01/25	$21,556	$35,474	$22,083	$11,274	$22,650
02/25	$21,500	$34,794	$22,091	$11,522	$22,647
03/25	$20,789	$32,765	$21,447	$11,527	$21,981
04/25	$20,900	$32,545	$21,519	$11,572	$22,066
05/25	$21,643	$34,608	$22,291	$11,489	$22,889
06/25	$22,589	$36,366	$23,091	$11,666	$23,702
07/25	$22,917	$37,167	$23,312	$11,635	$23,926
08/25	$23,438	$38,027	$23,794	$11,774	$24,432
09/25	$24,061	$39,339	$24,424	$11,903	$25,061
10/25	$24,507	$40,183	$24,819	$11,977	$25,448
11/25	$24,642	$40,293	$24,892	$12,052	$25,532
12/25	$24,675	$40,285	$24,988	$12,034	$25,650
01/26	$25,118	$40,910	$25,433	$12,047	$26,113
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	16.53	8.29	9.65
Russell 3000® Index	15.32	13.60	15.13
50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)	15.17	8.08	9.78
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.29	8.42	10.07
Footnote	Description
Footnote(a)	On August 1, 2025, the Fund altered the composition of its Blended Benchmark. The New Blended Benchmark (50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)) is designed to simplify the Blended Benchmark and provide a more appropriate Fund performance comparison than the Former Blended Benchmark (49% Russell 3000 Index®, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)). The returns of the Former Blended Benchmark will be shown for a one-year transition period.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,780,561,020
Total number of portfolio holdings	39
Management services fees (represents 0.03% of Fund average net assets)	$554,367
Portfolio turnover for the reporting period	22%

Columbia Capital Allocation Moderate Aggressive Portfolio | Institutional 3 Class | ASR126_17_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	15.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.3%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.6%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.1%
Columbia Overseas Core Fund, Institutional 3 Class	10.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.2%
Columbia High Yield Bond Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Research Enhanced Emerging Economies ETF	2.8%

Asset Categories

Table Summary
Equity Funds	62.3%
Fixed Income Funds	31.3%
Exchange-Traded Equity Funds	2.8%
Money Market Funds	2.0%
Alternative Strategies Funds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio | Institutional 3 Class | ASR126_17_(03/26) |

Columbia Capital Allocation Moderate Aggressive Portfolio

Institutional Class | NBGPX

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$15	0.14%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to the Fund’s relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund’s style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Columbia Capital Allocation Moderate Aggressive Portfolio | Institutional Class | ASR126_08_(03/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Capital Allocation Moderate Aggressive Portfolio Institutional Class ($24,916)	Russell 3000® Index ($40,910)	50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)	Bloomberg U.S. Aggregate Bond Index ($12,047)	49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,973	$9,997	$10,001	$10,071	$10,000
03/16	$10,484	$10,701	$10,505	$10,163	$10,531
04/16	$10,592	$10,767	$10,589	$10,202	$10,640
05/16	$10,691	$10,960	$10,660	$10,205	$10,711
06/16	$10,681	$10,982	$10,711	$10,388	$10,757
07/16	$11,004	$11,418	$11,029	$10,454	$11,091
08/16	$11,041	$11,447	$11,049	$10,442	$11,129
09/16	$11,097	$11,465	$11,076	$10,436	$11,162
10/16	$10,894	$11,217	$10,902	$10,356	$10,996
11/16	$11,005	$11,719	$11,013	$10,111	$11,113
12/16	$11,137	$11,948	$11,169	$10,125	$11,284
01/17	$11,355	$12,173	$11,341	$10,145	$11,469
02/17	$11,620	$12,625	$11,610	$10,213	$11,744
03/17	$11,719	$12,634	$11,658	$10,208	$11,795
04/17	$11,890	$12,768	$11,794	$10,287	$11,938
05/17	$12,071	$12,898	$11,948	$10,366	$12,097
06/17	$12,159	$13,015	$12,000	$10,356	$12,151
07/17	$12,422	$13,260	$12,197	$10,400	$12,358
08/17	$12,510	$13,286	$12,258	$10,493	$12,411
09/17	$12,682	$13,610	$12,418	$10,444	$12,585
10/17	$12,868	$13,907	$12,594	$10,450	$12,766
11/17	$13,092	$14,329	$12,795	$10,436	$12,966
12/17	$13,234	$14,472	$12,921	$10,484	$13,092
01/18	$13,754	$15,235	$13,323	$10,363	$13,515
02/18	$13,305	$14,674	$12,943	$10,265	$13,129
03/18	$13,158	$14,379	$12,807	$10,331	$12,980
04/18	$13,147	$14,434	$12,827	$10,254	$13,016
05/18	$13,311	$14,841	$12,991	$10,327	$13,169
06/18	$13,258	$14,938	$12,988	$10,315	$13,168
07/18	$13,536	$15,434	$13,251	$10,317	$13,443
08/18	$13,708	$15,976	$13,471	$10,383	$13,660
09/18	$13,739	$16,002	$13,462	$10,317	$13,662
10/18	$12,900	$14,824	$12,764	$10,235	$12,946
11/18	$13,019	$15,121	$12,938	$10,296	$13,108
12/18	$12,236	$13,714	$12,337	$10,485	$12,470
01/19	$13,044	$14,891	$13,045	$10,597	$13,211
02/19	$13,324	$15,414	$13,309	$10,590	$13,492
03/19	$13,492	$15,640	$13,509	$10,794	$13,686
04/19	$13,863	$16,264	$13,833	$10,797	$14,025
05/19	$13,233	$15,212	$13,358	$10,988	$13,519
06/19	$13,936	$16,280	$14,006	$11,126	$14,182
07/19	$13,994	$16,522	$14,095	$11,151	$14,271
08/19	$13,820	$16,185	$14,011	$11,440	$14,165
09/19	$13,970	$16,469	$14,162	$11,379	$14,329
10/19	$14,214	$16,824	$14,409	$11,413	$14,581
11/19	$14,527	$17,463	$14,697	$11,407	$14,872
12/19	$14,883	$17,968	$15,004	$11,399	$15,201
01/20	$14,835	$17,948	$15,033	$11,619	$15,210
02/20	$14,072	$16,478	$14,333	$11,828	$14,467
03/20	$12,473	$14,212	$13,018	$11,758	$13,039
04/20	$13,554	$16,095	$14,102	$11,967	$14,139
05/20	$14,113	$16,955	$14,572	$12,023	$14,647
06/20	$14,426	$17,343	$14,871	$12,099	$14,949
07/20	$15,022	$18,328	$15,468	$12,279	$15,570
08/20	$15,606	$19,656	$16,082	$12,180	$16,206
09/20	$15,218	$18,940	$15,731	$12,173	$15,842
10/20	$14,989	$18,531	$15,488	$12,119	$15,597
11/20	$16,312	$20,785	$16,795	$12,238	$16,958
12/20	$16,872	$21,721	$17,320	$12,255	$17,504
01/21	$16,794	$21,624	$17,246	$12,167	$17,433
02/21	$17,181	$22,300	$17,473	$11,991	$17,685
03/21	$17,529	$23,099	$17,737	$11,842	$17,972
04/21	$18,112	$24,290	$18,318	$11,935	$18,562
05/21	$18,280	$24,401	$18,462	$11,974	$18,714
06/21	$18,483	$25,002	$18,716	$12,058	$18,970
07/21	$18,596	$25,425	$18,898	$12,193	$19,159
08/21	$18,948	$26,150	$19,213	$12,170	$19,483
09/21	$18,333	$24,977	$18,630	$12,065	$18,908
10/21	$18,870	$26,666	$19,314	$12,061	$19,594
11/21	$18,489	$26,260	$19,057	$12,097	$19,310
12/21	$19,052	$27,294	$19,532	$12,066	$19,826
01/22	$18,361	$25,688	$18,696	$11,806	$18,967
02/22	$17,911	$25,041	$18,327	$11,674	$18,597
03/22	$17,934	$25,854	$18,438	$11,350	$18,729
04/22	$16,730	$23,533	$17,195	$10,919	$17,473
05/22	$16,821	$23,502	$17,239	$10,990	$17,515
06/22	$15,630	$21,536	$16,205	$10,817	$16,400
07/22	$16,546	$23,556	$17,183	$11,082	$17,428
08/22	$16,009	$22,677	$16,612	$10,768	$16,846
09/22	$14,679	$20,574	$15,338	$10,303	$15,562
10/22	$15,329	$22,261	$15,959	$10,170	$16,237
11/22	$16,233	$23,423	$16,876	$10,544	$17,161
12/22	$15,647	$22,052	$16,346	$10,496	$16,632
01/23	$16,590	$23,571	$17,282	$10,819	$17,594
02/23	$16,063	$23,020	$16,834	$10,539	$17,159
03/23	$16,535	$23,635	$17,276	$10,807	$17,592
04/23	$16,728	$23,887	$17,447	$10,873	$17,777
05/23	$16,647	$23,980	$17,323	$10,754	$17,643
06/23	$17,341	$25,618	$18,005	$10,716	$18,357
07/23	$17,754	$26,536	$18,435	$10,708	$18,810
08/23	$17,489	$26,024	$18,091	$10,640	$18,468
09/23	$16,811	$24,784	$17,413	$10,370	$17,794
10/23	$16,479	$24,127	$16,981	$10,206	$17,355
11/23	$17,674	$26,377	$18,269	$10,668	$18,672
12/23	$18,419	$27,776	$19,132	$11,076	$19,555
01/24	$18,536	$28,084	$19,190	$11,046	$19,623
02/24	$19,023	$29,604	$19,692	$10,890	$20,148
03/24	$19,471	$30,559	$20,163	$10,991	$20,635
04/24	$18,882	$29,214	$19,491	$10,713	$19,969
05/24	$19,623	$30,594	$20,151	$10,895	$20,639
06/24	$20,037	$31,542	$20,532	$10,998	$21,013
07/24	$20,313	$32,128	$20,955	$11,255	$21,448
08/24	$20,743	$32,827	$21,375	$11,416	$21,885
09/24	$21,084	$33,506	$21,783	$11,569	$22,296
10/24	$20,618	$33,260	$21,346	$11,282	$21,865
11/24	$21,343	$35,473	$22,086	$11,402	$22,614
12/24	$20,872	$34,389	$21,569	$11,215	$22,100
01/25	$21,374	$35,474	$22,083	$11,274	$22,650
02/25	$21,339	$34,794	$22,091	$11,522	$22,647
03/25	$20,627	$32,765	$21,447	$11,527	$21,981
04/25	$20,717	$32,545	$21,519	$11,572	$22,066
05/25	$21,472	$34,608	$22,291	$11,489	$22,889
06/25	$22,403	$36,366	$23,091	$11,666	$23,702
07/25	$22,720	$37,167	$23,312	$11,635	$23,926
08/25	$23,243	$38,027	$23,794	$11,774	$24,432
09/25	$23,860	$39,339	$24,424	$11,903	$25,061
10/25	$24,291	$40,183	$24,819	$11,977	$25,448
11/25	$24,422	$40,293	$24,892	$12,052	$25,532
12/25	$24,468	$40,285	$24,988	$12,034	$25,650
01/26	$24,916	$40,910	$25,433	$12,047	$26,113
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	16.57	8.21	9.56
Russell 3000® Index	15.32	13.60	15.13
50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)	15.17	8.08	9.78
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.29	8.42	10.07
Footnote	Description
Footnote(a)	On August 1, 2025, the Fund altered the composition of its Blended Benchmark. The New Blended Benchmark (50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)) is designed to simplify the Blended Benchmark and provide a more appropriate Fund performance comparison than the Former Blended Benchmark (49% Russell 3000 Index®, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)). The returns of the Former Blended Benchmark will be shown for a one-year transition period.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,780,561,020
Total number of portfolio holdings	39
Management services fees (represents 0.03% of Fund average net assets)	$554,367
Portfolio turnover for the reporting period	22%

Columbia Capital Allocation Moderate Aggressive Portfolio | Institutional Class | ASR126_08_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	15.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.3%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.6%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.1%
Columbia Overseas Core Fund, Institutional 3 Class	10.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.2%
Columbia High Yield Bond Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Research Enhanced Emerging Economies ETF	2.8%

Asset Categories

Table Summary
Equity Funds	62.3%
Fixed Income Funds	31.3%
Exchange-Traded Equity Funds	2.8%
Money Market Funds	2.0%
Alternative Strategies Funds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio | Institutional Class | ASR126_08_(03/26) |

Columbia Capital Allocation Moderate Conservative Portfolio

Class A | NLGAX

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$46	0.43%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund's blended benchmark supported results, driven primarily through an overweight to international equity. Within fixed income, an underweight to core fixed income contributed positively. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund’s overweight to high yield detracted from relative performance during the period, despite the positive impact of the Fund's style decisions within high yield.

Selection | Within equities, weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance.

Columbia Capital Allocation Moderate Conservative Portfolio | Class A | ASR127_01_(03/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Capital Allocation Moderate Conservative Portfolio Class A (including sales charges) ($16,699)	Bloomberg U.S. Aggregate Bond Index ($12,047)	60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net) ($19,188)	Russell 3000® Index ($40,910)	55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index ($18,532)
01/16	$9,424	$10,000	$10,000	$10,000	$10,000
02/16	$9,424	$10,071	$10,027	$9,997	$10,025
03/16	$9,775	$10,163	$10,374	$10,701	$10,338
04/16	$9,858	$10,202	$10,442	$10,767	$10,422
05/16	$9,905	$10,205	$10,483	$10,960	$10,467
06/16	$9,942	$10,388	$10,585	$10,982	$10,549
07/16	$10,133	$10,454	$10,805	$11,418	$10,756
08/16	$10,152	$10,442	$10,813	$11,447	$10,768
09/16	$10,170	$10,436	$10,827	$11,465	$10,784
10/16	$10,046	$10,356	$10,692	$11,217	$10,659
11/16	$10,027	$10,111	$10,655	$11,719	$10,622
12/16	$10,116	$10,125	$10,754	$11,948	$10,726
01/17	$10,222	$10,145	$10,866	$12,173	$10,826
02/17	$10,376	$10,213	$11,051	$12,625	$10,992
03/17	$10,423	$10,208	$11,079	$12,634	$11,017
04/17	$10,539	$10,287	$11,193	$12,768	$11,126
05/17	$10,665	$10,366	$11,318	$12,898	$11,244
06/17	$10,686	$10,356	$11,343	$13,015	$11,264
07/17	$10,823	$10,400	$11,478	$13,260	$11,381
08/17	$10,891	$10,493	$11,553	$13,286	$11,443
09/17	$10,966	$10,444	$11,624	$13,610	$11,516
10/17	$11,044	$10,450	$11,728	$13,907	$11,604
11/17	$11,142	$10,436	$11,836	$14,329	$11,697
12/17	$11,226	$10,484	$11,929	$14,472	$11,777
01/18	$11,427	$10,363	$12,105	$15,235	$11,920
02/18	$11,156	$10,265	$11,848	$14,674	$11,691
03/18	$11,118	$10,331	$11,800	$14,379	$11,650
04/18	$11,098	$10,254	$11,779	$14,434	$11,641
05/18	$11,188	$10,327	$11,899	$14,841	$11,750
06/18	$11,154	$10,315	$11,890	$14,938	$11,752
07/18	$11,299	$10,317	$12,038	$15,434	$11,888
08/18	$11,392	$10,383	$12,186	$15,976	$12,023
09/18	$11,387	$10,317	$12,151	$16,002	$11,999
10/18	$10,980	$10,235	$11,725	$14,824	$11,623
11/18	$11,032	$10,296	$11,850	$15,121	$11,717
12/18	$10,708	$10,485	$11,599	$13,714	$11,492
01/19	$11,128	$10,597	$12,055	$14,891	$11,908
02/19	$11,267	$10,590	$12,201	$15,414	$12,051
03/19	$11,407	$10,794	$12,403	$15,640	$12,238
04/19	$11,580	$10,797	$12,586	$16,264	$12,407
05/19	$11,364	$10,988	$12,407	$15,212	$12,262
06/19	$11,726	$11,126	$12,836	$16,280	$12,650
07/19	$11,758	$11,151	$12,895	$16,522	$12,705
08/19	$11,769	$11,440	$12,975	$16,185	$12,794
09/19	$11,824	$11,379	$13,035	$16,469	$12,851
10/19	$11,945	$11,413	$13,192	$16,824	$12,988
11/19	$12,077	$11,407	$13,348	$17,463	$13,129
12/19	$12,209	$11,399	$13,518	$17,968	$13,274
01/20	$12,298	$11,619	$13,631	$17,948	$13,388
02/20	$12,007	$11,828	$13,335	$16,478	$13,120
03/20	$11,093	$11,758	$12,552	$14,212	$12,383
04/20	$11,712	$11,967	$13,275	$16,095	$13,030
05/20	$12,027	$12,023	$13,569	$16,955	$13,322
06/20	$12,229	$12,099	$13,776	$17,343	$13,494
07/20	$12,553	$12,279	$14,194	$18,328	$13,862
08/20	$12,796	$12,180	$14,493	$19,656	$14,131
09/20	$12,602	$12,173	$14,297	$18,940	$13,954
10/20	$12,439	$12,119	$14,136	$18,531	$13,794
11/20	$13,112	$12,238	$14,925	$20,785	$14,522
12/20	$13,402	$12,255	$15,222	$21,721	$14,777
01/21	$13,343	$12,167	$15,141	$21,624	$14,689
02/21	$13,450	$11,991	$15,178	$22,300	$14,722
03/21	$13,608	$11,842	$15,243	$23,099	$14,789
04/21	$13,881	$11,935	$15,594	$24,290	$15,100
05/21	$13,976	$11,974	$15,692	$24,401	$15,191
06/21	$14,075	$12,058	$15,863	$25,002	$15,342
07/21	$14,211	$12,193	$16,022	$25,425	$15,517
08/21	$14,372	$12,170	$16,173	$26,150	$15,644
09/21	$14,048	$12,065	$15,819	$24,977	$15,346
10/21	$14,246	$12,061	$16,169	$26,666	$15,646
11/21	$14,110	$12,097	$16,052	$26,260	$15,537
12/21	$14,368	$12,066	$16,282	$27,294	$15,759
01/22	$13,941	$11,806	$15,721	$25,688	$15,242
02/22	$13,695	$11,674	$15,463	$25,041	$15,016
03/22	$13,531	$11,350	$15,351	$25,854	$14,912
04/22	$12,817	$10,919	$14,493	$23,533	$14,140
05/22	$12,882	$10,990	$14,553	$23,502	$14,197
06/22	$12,255	$10,817	$13,928	$21,536	$13,603
07/22	$12,797	$11,082	$14,570	$23,556	$14,218
08/22	$12,431	$10,768	$14,114	$22,677	$13,782
09/22	$11,622	$10,303	$13,213	$20,574	$12,980
10/22	$11,839	$10,170	$13,470	$22,261	$13,243
11/22	$12,396	$10,544	$14,145	$23,423	$13,842
12/22	$12,110	$10,496	$13,852	$22,052	$13,596
01/23	$12,701	$10,819	$14,506	$23,571	$14,197
02/23	$12,344	$10,539	$14,129	$23,020	$13,875
03/23	$12,676	$10,807	$14,495	$23,635	$14,207
04/23	$12,800	$10,873	$14,618	$23,887	$14,339
05/23	$12,662	$10,754	$14,488	$23,980	$14,210
06/23	$12,915	$10,716	$14,817	$25,618	$14,506
07/23	$13,084	$10,708	$15,031	$26,536	$14,690
08/23	$12,957	$10,640	$14,818	$26,024	$14,519
09/23	$12,548	$10,370	$14,334	$24,784	$14,085
10/23	$12,294	$10,206	$14,027	$24,127	$13,809
11/23	$13,044	$10,668	$14,925	$26,377	$14,638
12/23	$13,563	$11,076	$15,578	$27,776	$15,249
01/24	$13,620	$11,046	$15,588	$28,084	$15,281
02/24	$13,734	$10,890	$15,751	$29,604	$15,406
03/24	$13,970	$10,991	$16,039	$30,559	$15,672
04/24	$13,581	$10,713	$15,557	$29,214	$15,234
05/24	$13,984	$10,895	$15,981	$30,594	$15,628
06/24	$14,184	$10,998	$16,221	$31,542	$15,824
07/24	$14,459	$11,255	$16,573	$32,128	$16,165
08/24	$14,735	$11,416	$16,870	$32,827	$16,448
09/24	$14,956	$11,569	$17,155	$33,506	$16,688
10/24	$14,591	$11,282	$16,774	$33,260	$16,344
11/24	$14,927	$11,402	$17,190	$35,473	$16,726
12/24	$14,627	$11,215	$16,836	$34,389	$16,407
01/25	$14,863	$11,274	$17,118	$35,474	$16,681
02/25	$14,981	$11,522	$17,271	$34,794	$16,839
03/25	$14,712	$11,527	$16,972	$32,765	$16,576
04/25	$14,786	$11,572	$17,038	$32,545	$16,654
05/25	$15,038	$11,489	$17,365	$34,608	$16,947
06/25	$15,487	$11,666	$17,849	$36,366	$17,366
07/25	$15,577	$11,635	$17,932	$37,167	$17,425
08/25	$15,893	$11,774	$18,244	$38,027	$17,725
09/25	$16,209	$11,903	$18,618	$39,339	$18,032
10/25	$16,405	$11,977	$18,848	$40,183	$18,219
11/25	$16,481	$12,052	$18,926	$40,293	$18,312
12/25	$16,500	$12,034	$18,965	$40,285	$18,353
01/26	$16,699	$12,047	$19,188	$40,910	$18,532
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	12.35	4.59	5.89
Class A (including sales charges)Footnote Reference(a)	5.94	3.35	5.26
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net)	12.09	4.85	6.73
Russell 3000® Index	15.32	13.60	15.13
55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index	11.09	4.76	6.36
Footnote	Description
Footnote(a)	On August 1, 2025, the Fund altered the composition of its Blended Benchmark. The New Blended Benchmark (60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net)) is designed to simplify the Blended Benchmark and provide a more appropriate Fund performance comparison than the Former Blended Benchmark (55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index). The returns of the Former Blended Benchmark will be shown for a one-year transition period.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$334,050,047
Total number of portfolio holdings	40
Management services fees (represents 0.05% of Fund average net assets)	$157,049
Portfolio turnover for the reporting period	25%

Columbia Capital Allocation Moderate Conservative Portfolio | Class A | ASR127_01_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	23.5%
Columbia Select Corporate Income Fund, Institutional 3 Class	10.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Disciplined Core Fund, Institutional 3 Class	7.3%
Columbia Quality Income Fund, Institutional 3 Class	7.0%
Columbia Overseas Core Fund, Institutional 3 Class	6.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Cornerstone Growth Fund, Institutional 3 Class	3.2%

Asset Categories

Table Summary
Fixed Income Funds	55.9%
Equity Funds	37.9%
Money Market Funds	3.8%
Exchange-Traded Equity Funds	1.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Conservative Portfolio | Class A | ASR127_01_(03/26) |

Columbia Capital Allocation Moderate Conservative Portfolio

Class C | NIICX

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$125	1.18%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund's blended benchmark supported results, driven primarily through an overweight to international equity. Within fixed income, an underweight to core fixed income contributed positively. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund’s overweight to high yield detracted from relative performance during the period, despite the positive impact of the Fund's style decisions within high yield.

Selection | Within equities, weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance.

Columbia Capital Allocation Moderate Conservative Portfolio | Class C | ASR127_04_(03/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Capital Allocation Moderate Conservative Portfolio Class C (including sales charges) ($16,448)	Bloomberg U.S. Aggregate Bond Index ($12,047)	60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net) ($19,188)	Russell 3000® Index ($40,910)	55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index ($18,532)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$10,000	$10,071	$10,027	$9,997	$10,025
03/16	$10,368	$10,163	$10,374	$10,701	$10,338
04/16	$10,448	$10,202	$10,442	$10,767	$10,422
05/16	$10,488	$10,205	$10,483	$10,960	$10,467
06/16	$10,528	$10,388	$10,585	$10,982	$10,549
07/16	$10,723	$10,454	$10,805	$11,418	$10,756
08/16	$10,733	$10,442	$10,813	$11,447	$10,768
09/16	$10,742	$10,436	$10,827	$11,465	$10,784
10/16	$10,609	$10,356	$10,692	$11,217	$10,659
11/16	$10,579	$10,111	$10,655	$11,719	$10,622
12/16	$10,664	$10,125	$10,754	$11,948	$10,726
01/17	$10,767	$10,145	$10,866	$12,173	$10,826
02/17	$10,932	$10,213	$11,051	$12,625	$10,992
03/17	$10,971	$10,208	$11,079	$12,634	$11,017
04/17	$11,085	$10,287	$11,193	$12,768	$11,126
05/17	$11,209	$10,366	$11,318	$12,898	$11,244
06/17	$11,220	$10,356	$11,343	$13,015	$11,264
07/17	$11,366	$10,400	$11,478	$13,260	$11,381
08/17	$11,428	$10,493	$11,553	$13,286	$11,443
09/17	$11,496	$10,444	$11,624	$13,610	$11,516
10/17	$11,569	$10,450	$11,728	$13,907	$11,604
11/17	$11,673	$10,436	$11,836	$14,329	$11,697
12/17	$11,751	$10,484	$11,929	$14,472	$11,777
01/18	$11,943	$10,363	$12,105	$15,235	$11,920
02/18	$11,666	$10,265	$11,848	$14,674	$11,691
03/18	$11,614	$10,331	$11,800	$14,379	$11,650
04/18	$11,582	$10,254	$11,779	$14,434	$11,641
05/18	$11,667	$10,327	$11,899	$14,841	$11,750
06/18	$11,630	$10,315	$11,890	$14,938	$11,752
07/18	$11,773	$10,317	$12,038	$15,434	$11,888
08/18	$11,861	$10,383	$12,186	$15,976	$12,023
09/18	$11,843	$10,317	$12,151	$16,002	$11,999
10/18	$11,414	$10,235	$11,725	$14,824	$11,623
11/18	$11,469	$10,296	$11,850	$15,121	$11,717
12/18	$11,127	$10,485	$11,599	$13,714	$11,492
01/19	$11,557	$10,597	$12,055	$14,891	$11,908
02/19	$11,682	$10,590	$12,201	$15,414	$12,051
03/19	$11,830	$10,794	$12,403	$15,640	$12,238
04/19	$11,989	$10,797	$12,586	$16,264	$12,407
05/19	$11,762	$10,988	$12,407	$15,212	$12,262
06/19	$12,142	$11,126	$12,836	$16,280	$12,650
07/19	$12,154	$11,151	$12,895	$16,522	$12,705
08/19	$12,165	$11,440	$12,975	$16,185	$12,794
09/19	$12,211	$11,379	$13,035	$16,469	$12,851
10/19	$12,326	$11,413	$13,192	$16,824	$12,988
11/19	$12,453	$11,407	$13,348	$17,463	$13,129
12/19	$12,591	$11,399	$13,518	$17,968	$13,274
01/20	$12,673	$11,619	$13,631	$17,948	$13,388
02/20	$12,356	$11,828	$13,335	$16,478	$13,120
03/20	$11,423	$11,758	$12,552	$14,212	$12,383
04/20	$12,045	$11,967	$13,275	$16,095	$13,030
05/20	$12,363	$12,023	$13,569	$16,955	$13,322
06/20	$12,563	$12,099	$13,776	$17,343	$13,494
07/20	$12,876	$12,279	$14,194	$18,328	$13,862
08/20	$13,118	$12,180	$14,493	$19,656	$14,131
09/20	$12,915	$12,173	$14,297	$18,940	$13,954
10/20	$12,746	$12,119	$14,136	$18,531	$13,794
11/20	$13,434	$12,238	$14,925	$20,785	$14,522
12/20	$13,711	$12,255	$15,222	$21,721	$14,777
01/21	$13,649	$12,167	$15,141	$21,624	$14,689
02/21	$13,735	$11,991	$15,178	$22,300	$14,722
03/21	$13,898	$11,842	$15,243	$23,099	$14,789
04/21	$14,169	$11,935	$15,594	$24,290	$15,100
05/21	$14,255	$11,974	$15,692	$24,401	$15,191
06/21	$14,343	$12,058	$15,863	$25,002	$15,342
07/21	$14,484	$12,193	$16,022	$25,425	$15,517
08/21	$14,625	$12,170	$16,173	$26,150	$15,644
09/21	$14,287	$12,065	$15,819	$24,977	$15,346
10/21	$14,492	$12,061	$16,169	$26,666	$15,646
11/21	$14,338	$12,097	$16,052	$26,260	$15,537
12/21	$14,590	$12,066	$16,282	$27,294	$15,759
01/22	$14,149	$11,806	$15,721	$25,688	$15,242
02/22	$13,895	$11,674	$15,463	$25,041	$15,016
03/22	$13,712	$11,350	$15,351	$25,854	$14,912
04/22	$12,976	$10,919	$14,493	$23,533	$14,140
05/22	$13,043	$10,990	$14,553	$23,502	$14,197
06/22	$12,398	$10,817	$13,928	$21,536	$13,603
07/22	$12,942	$11,082	$14,570	$23,556	$14,218
08/22	$12,552	$10,768	$14,114	$22,677	$13,782
09/22	$11,736	$10,303	$13,213	$20,574	$12,980
10/22	$11,945	$10,170	$13,470	$22,261	$13,243
11/22	$12,504	$10,544	$14,145	$23,423	$13,842
12/22	$12,200	$10,496	$13,852	$22,052	$13,596
01/23	$12,794	$10,819	$14,506	$23,571	$14,197
02/23	$12,426	$10,539	$14,129	$23,020	$13,875
03/23	$12,758	$10,807	$14,495	$23,635	$14,207
04/23	$12,871	$10,873	$14,618	$23,887	$14,339
05/23	$12,730	$10,754	$14,488	$23,980	$14,210
06/23	$12,978	$10,716	$14,817	$25,618	$14,506
07/23	$13,137	$10,708	$15,031	$26,536	$14,690
08/23	$12,993	$10,640	$14,818	$26,024	$14,519
09/23	$12,579	$10,370	$14,334	$24,784	$14,085
10/23	$12,319	$10,206	$14,027	$24,127	$13,809
11/23	$13,055	$10,668	$14,925	$26,377	$14,638
12/23	$13,575	$11,076	$15,578	$27,776	$15,249
01/24	$13,619	$11,046	$15,588	$28,084	$15,281
02/24	$13,721	$10,890	$15,751	$29,604	$15,406
03/24	$13,949	$10,991	$16,039	$30,559	$15,672
04/24	$13,554	$10,713	$15,557	$29,214	$15,234
05/24	$13,949	$10,895	$15,981	$30,594	$15,628
06/24	$14,141	$10,998	$16,221	$31,542	$15,824
07/24	$14,406	$11,255	$16,573	$32,128	$16,165
08/24	$14,671	$11,416	$16,870	$32,827	$16,448
09/24	$14,882	$11,569	$17,155	$33,506	$16,688
10/24	$14,513	$11,282	$16,774	$33,260	$16,344
11/24	$14,838	$11,402	$17,190	$35,473	$16,726
12/24	$14,521	$11,215	$16,836	$34,389	$16,407
01/25	$14,744	$11,274	$17,118	$35,474	$16,681
02/25	$14,864	$11,522	$17,271	$34,794	$16,839
03/25	$14,579	$11,527	$16,972	$32,765	$16,576
04/25	$14,654	$11,572	$17,038	$32,545	$16,654
05/25	$14,879	$11,489	$17,365	$34,608	$16,947
06/25	$15,319	$11,666	$17,849	$36,366	$17,366
07/25	$15,395	$11,635	$17,932	$37,167	$17,425
08/25	$15,698	$11,774	$18,244	$38,027	$17,725
09/25	$16,001	$11,903	$18,618	$39,339	$18,032
10/25	$16,184	$11,977	$18,848	$40,183	$18,219
11/25	$16,245	$12,052	$18,926	$40,293	$18,312
12/25	$16,263	$12,034	$18,965	$40,285	$18,353
01/26	$16,448	$12,047	$19,188	$40,910	$18,532
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)Footnote Reference(a)	11.55	3.80	5.10
Class C (including sales charges)Footnote Reference(a)	10.55	3.80	5.10
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net)	12.09	4.85	6.73
Russell 3000® Index	15.32	13.60	15.13
55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index	11.09	4.76	6.36
Footnote	Description
Footnote(a)	On August 1, 2025, the Fund altered the composition of its Blended Benchmark. The New Blended Benchmark (60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net)) is designed to simplify the Blended Benchmark and provide a more appropriate Fund performance comparison than the Former Blended Benchmark (55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index). The returns of the Former Blended Benchmark will be shown for a one-year transition period.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$334,050,047
Total number of portfolio holdings	40
Management services fees (represents 0.05% of Fund average net assets)	$157,049
Portfolio turnover for the reporting period	25%

Columbia Capital Allocation Moderate Conservative Portfolio | Class C | ASR127_04_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	23.5%
Columbia Select Corporate Income Fund, Institutional 3 Class	10.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Disciplined Core Fund, Institutional 3 Class	7.3%
Columbia Quality Income Fund, Institutional 3 Class	7.0%
Columbia Overseas Core Fund, Institutional 3 Class	6.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Cornerstone Growth Fund, Institutional 3 Class	3.2%

Asset Categories

Table Summary
Fixed Income Funds	55.9%
Equity Funds	37.9%
Money Market Funds	3.8%
Exchange-Traded Equity Funds	1.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Conservative Portfolio | Class C | ASR127_04_(03/26) |

Columbia Capital Allocation Moderate Conservative Portfolio

Class R | CLIRX

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$73	0.69%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund's blended benchmark supported results, driven primarily through an overweight to international equity. Within fixed income, an underweight to core fixed income contributed positively. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund’s overweight to high yield detracted from relative performance during the period, despite the positive impact of the Fund's style decisions within high yield.

Selection | Within equities, weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance.

Columbia Capital Allocation Moderate Conservative Portfolio | Class R | ASR127_12_(03/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Capital Allocation Moderate Conservative Portfolio Class R ($17,263)	Bloomberg U.S. Aggregate Bond Index ($12,047)	60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net) ($19,188)	Russell 3000® Index ($40,910)	55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index ($18,532)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$10,000	$10,071	$10,027	$9,997	$10,025
03/16	$10,365	$10,163	$10,374	$10,701	$10,338
04/16	$10,454	$10,202	$10,442	$10,767	$10,422
05/16	$10,493	$10,205	$10,483	$10,960	$10,467
06/16	$10,536	$10,388	$10,585	$10,982	$10,549
07/16	$10,738	$10,454	$10,805	$11,418	$10,756
08/16	$10,748	$10,442	$10,813	$11,447	$10,768
09/16	$10,771	$10,436	$10,827	$11,465	$10,784
10/16	$10,639	$10,356	$10,692	$11,217	$10,659
11/16	$10,609	$10,111	$10,655	$11,719	$10,622
12/16	$10,697	$10,125	$10,754	$11,948	$10,726
01/17	$10,809	$10,145	$10,866	$12,173	$10,826
02/17	$10,981	$10,213	$11,051	$12,625	$10,992
03/17	$11,024	$10,208	$11,079	$12,634	$11,017
04/17	$11,146	$10,287	$11,193	$12,768	$11,126
05/17	$11,269	$10,366	$11,318	$12,898	$11,244
06/17	$11,295	$10,356	$11,343	$13,015	$11,264
07/17	$11,439	$10,400	$11,478	$13,260	$11,381
08/17	$11,511	$10,493	$11,553	$13,286	$11,443
09/17	$11,583	$10,444	$11,624	$13,610	$11,516
10/17	$11,655	$10,450	$11,728	$13,907	$11,604
11/17	$11,769	$10,436	$11,836	$14,329	$11,697
12/17	$11,850	$10,484	$11,929	$14,472	$11,777
01/18	$12,051	$10,363	$12,105	$15,235	$11,920
02/18	$11,776	$10,265	$11,848	$14,674	$11,691
03/18	$11,718	$10,331	$11,800	$14,379	$11,650
04/18	$11,697	$10,254	$11,779	$14,434	$11,641
05/18	$11,792	$10,327	$11,899	$14,841	$11,750
06/18	$11,759	$10,315	$11,890	$14,938	$11,752
07/18	$11,912	$10,317	$12,038	$15,434	$11,888
08/18	$11,999	$10,383	$12,186	$15,976	$12,023
09/18	$11,997	$10,317	$12,151	$16,002	$11,999
10/18	$11,569	$10,235	$11,725	$14,824	$11,623
11/18	$11,624	$10,296	$11,850	$15,121	$11,717
12/18	$11,276	$10,485	$11,599	$13,714	$11,492
01/19	$11,717	$10,597	$12,055	$14,891	$11,908
02/19	$11,852	$10,590	$12,201	$15,414	$12,051
03/19	$12,003	$10,794	$12,403	$15,640	$12,238
04/19	$12,173	$10,797	$12,586	$16,264	$12,407
05/19	$11,947	$10,988	$12,407	$15,212	$12,262
06/19	$12,330	$11,126	$12,836	$16,280	$12,650
07/19	$12,365	$11,151	$12,895	$16,522	$12,705
08/19	$12,376	$11,440	$12,975	$16,185	$12,794
09/19	$12,426	$11,379	$13,035	$16,469	$12,851
10/19	$12,553	$11,413	$13,192	$16,824	$12,988
11/19	$12,680	$11,407	$13,348	$17,463	$13,129
12/19	$12,822	$11,399	$13,518	$17,968	$13,274
01/20	$12,916	$11,619	$13,631	$17,948	$13,388
02/20	$12,598	$11,828	$13,335	$16,478	$13,120
03/20	$11,644	$11,758	$12,552	$14,212	$12,383
04/20	$12,292	$11,967	$13,275	$16,095	$13,030
05/20	$12,622	$12,023	$13,569	$16,955	$13,322
06/20	$12,826	$12,099	$13,776	$17,343	$13,494
07/20	$13,165	$12,279	$14,194	$18,328	$13,862
08/20	$13,408	$12,180	$14,493	$19,656	$14,131
09/20	$13,208	$12,173	$14,297	$18,940	$13,954
10/20	$13,038	$12,119	$14,136	$18,531	$13,794
11/20	$13,743	$12,238	$14,925	$20,785	$14,522
12/20	$14,037	$12,255	$15,222	$21,721	$14,777
01/21	$13,976	$12,167	$15,141	$21,624	$14,689
02/21	$14,087	$11,991	$15,178	$22,300	$14,722
03/21	$14,244	$11,842	$15,243	$23,099	$14,789
04/21	$14,529	$11,935	$15,594	$24,290	$15,100
05/21	$14,628	$11,974	$15,692	$24,401	$15,191
06/21	$14,722	$12,058	$15,863	$25,002	$15,342
07/21	$14,864	$12,193	$16,022	$25,425	$15,517
08/21	$15,032	$12,170	$16,173	$26,150	$15,644
09/21	$14,684	$12,065	$15,819	$24,977	$15,346
10/21	$14,904	$12,061	$16,169	$26,666	$15,646
11/21	$14,749	$12,097	$16,052	$26,260	$15,537
12/21	$15,009	$12,066	$16,282	$27,294	$15,759
01/22	$14,563	$11,806	$15,721	$25,688	$15,242
02/22	$14,307	$11,674	$15,463	$25,041	$15,016
03/22	$14,127	$11,350	$15,351	$25,854	$14,912
04/22	$13,383	$10,919	$14,493	$23,533	$14,140
05/22	$13,451	$10,990	$14,553	$23,502	$14,197
06/22	$12,788	$10,817	$13,928	$21,536	$13,603
07/22	$13,352	$11,082	$14,570	$23,556	$14,218
08/22	$12,958	$10,768	$14,114	$22,677	$13,782
09/22	$12,121	$10,303	$13,213	$20,574	$12,980
10/22	$12,347	$10,170	$13,470	$22,261	$13,243
11/22	$12,927	$10,544	$14,145	$23,423	$13,842
12/22	$12,621	$10,496	$13,852	$22,052	$13,596
01/23	$13,236	$10,819	$14,506	$23,571	$14,197
02/23	$12,864	$10,539	$14,129	$23,020	$13,875
03/23	$13,216	$10,807	$14,495	$23,635	$14,207
04/23	$13,331	$10,873	$14,618	$23,887	$14,339
05/23	$13,187	$10,754	$14,488	$23,980	$14,210
06/23	$13,456	$10,716	$14,817	$25,618	$14,506
07/23	$13,617	$10,708	$15,031	$26,536	$14,690
08/23	$13,486	$10,640	$14,818	$26,024	$14,519
09/23	$13,053	$10,370	$14,334	$24,784	$14,085
10/23	$12,788	$10,206	$14,027	$24,127	$13,809
11/23	$13,567	$10,668	$14,925	$26,377	$14,638
12/23	$14,112	$11,076	$15,578	$27,776	$15,249
01/24	$14,156	$11,046	$15,588	$28,084	$15,281
02/24	$14,275	$10,890	$15,751	$29,604	$15,406
03/24	$14,510	$10,991	$16,039	$30,559	$15,672
04/24	$14,107	$10,713	$15,557	$29,214	$15,234
05/24	$14,525	$10,895	$15,981	$30,594	$15,628
06/24	$14,738	$10,998	$16,221	$31,542	$15,824
07/24	$15,009	$11,255	$16,573	$32,128	$16,165
08/24	$15,294	$11,416	$16,870	$32,827	$16,448
09/24	$15,514	$11,569	$17,155	$33,506	$16,688
10/24	$15,136	$11,282	$16,774	$33,260	$16,344
11/24	$15,498	$11,402	$17,190	$35,473	$16,726
12/24	$15,178	$11,215	$16,836	$34,389	$16,407
01/25	$15,407	$11,274	$17,118	$35,474	$16,681
02/25	$15,529	$11,522	$17,271	$34,794	$16,839
03/25	$15,257	$11,527	$16,972	$32,765	$16,576
04/25	$15,334	$11,572	$17,038	$32,545	$16,654
05/25	$15,579	$11,489	$17,365	$34,608	$16,947
06/25	$16,049	$11,666	$17,849	$36,366	$17,366
07/25	$16,126	$11,635	$17,932	$37,167	$17,425
08/25	$16,453	$11,774	$18,244	$38,027	$17,725
09/25	$16,784	$11,903	$18,618	$39,339	$18,032
10/25	$16,987	$11,977	$18,848	$40,183	$18,219
11/25	$17,050	$12,052	$18,926	$40,293	$18,312
12/25	$17,074	$12,034	$18,965	$40,285	$18,353
01/26	$17,263	$12,047	$19,188	$40,910	$18,532
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class RFootnote Reference(a)	12.05	4.32	5.61
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net)	12.09	4.85	6.73
Russell 3000® Index	15.32	13.60	15.13
55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index	11.09	4.76	6.36
Footnote	Description
Footnote(a)	On August 1, 2025, the Fund altered the composition of its Blended Benchmark. The New Blended Benchmark (60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net)) is designed to simplify the Blended Benchmark and provide a more appropriate Fund performance comparison than the Former Blended Benchmark (55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index). The returns of the Former Blended Benchmark will be shown for a one-year transition period.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$334,050,047
Total number of portfolio holdings	40
Management services fees (represents 0.05% of Fund average net assets)	$157,049
Portfolio turnover for the reporting period	25%

Columbia Capital Allocation Moderate Conservative Portfolio | Class R | ASR127_12_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	23.5%
Columbia Select Corporate Income Fund, Institutional 3 Class	10.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Disciplined Core Fund, Institutional 3 Class	7.3%
Columbia Quality Income Fund, Institutional 3 Class	7.0%
Columbia Overseas Core Fund, Institutional 3 Class	6.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Cornerstone Growth Fund, Institutional 3 Class	3.2%

Asset Categories

Table Summary
Fixed Income Funds	55.9%
Equity Funds	37.9%
Money Market Funds	3.8%
Exchange-Traded Equity Funds	1.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Conservative Portfolio | Class R | ASR127_12_(03/26) |

Columbia Capital Allocation Moderate Conservative Portfolio

Institutional Class | NIPAX

Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$19	0.18%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund's blended benchmark supported results, driven primarily through an overweight to international equity. Within fixed income, an underweight to core fixed income contributed positively. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund’s overweight to high yield detracted from relative performance during the period, despite the positive impact of the Fund's style decisions within high yield.

Selection | Within equities, weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance.

Columbia Capital Allocation Moderate Conservative Portfolio | Institutional Class | ASR127_08_(03/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Capital Allocation Moderate Conservative Portfolio Institutional Class ($18,160)	Bloomberg U.S. Aggregate Bond Index ($12,047)	60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net) ($19,188)	Russell 3000® Index ($40,910)	55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index ($18,532)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$10,010	$10,071	$10,027	$9,997	$10,025
03/16	$10,383	$10,163	$10,374	$10,701	$10,338
04/16	$10,474	$10,202	$10,442	$10,767	$10,422
05/16	$10,524	$10,205	$10,483	$10,960	$10,467
06/16	$10,571	$10,388	$10,585	$10,982	$10,549
07/16	$10,776	$10,454	$10,805	$11,418	$10,756
08/16	$10,786	$10,442	$10,813	$11,447	$10,768
09/16	$10,813	$10,436	$10,827	$11,465	$10,784
10/16	$10,689	$10,356	$10,692	$11,217	$10,659
11/16	$10,668	$10,111	$10,655	$11,719	$10,622
12/16	$10,761	$10,125	$10,754	$11,948	$10,726
01/17	$10,875	$10,145	$10,866	$12,173	$10,826
02/17	$11,041	$10,213	$11,051	$12,625	$10,992
03/17	$11,088	$10,208	$11,079	$12,634	$11,017
04/17	$11,224	$10,287	$11,193	$12,768	$11,126
05/17	$11,349	$10,366	$11,318	$12,898	$11,244
06/17	$11,379	$10,356	$11,343	$13,015	$11,264
07/17	$11,527	$10,400	$11,478	$13,260	$11,381
08/17	$11,611	$10,493	$11,553	$13,286	$11,443
09/17	$11,688	$10,444	$11,624	$13,610	$11,516
10/17	$11,773	$10,450	$11,728	$13,907	$11,604
11/17	$11,879	$10,436	$11,836	$14,329	$11,697
12/17	$11,967	$10,484	$11,929	$14,472	$11,777
01/18	$12,184	$10,363	$12,105	$15,235	$11,920
02/18	$11,902	$10,265	$11,848	$14,674	$11,691
03/18	$11,857	$10,331	$11,800	$14,379	$11,650
04/18	$11,846	$10,254	$11,779	$14,434	$11,641
05/18	$11,944	$10,327	$11,899	$14,841	$11,750
06/18	$11,914	$10,315	$11,890	$14,938	$11,752
07/18	$12,072	$10,317	$12,038	$15,434	$11,888
08/18	$12,173	$10,383	$12,186	$15,976	$12,023
09/18	$12,163	$10,317	$12,151	$16,002	$11,999
10/18	$11,734	$10,235	$11,725	$14,824	$11,623
11/18	$11,790	$10,296	$11,850	$15,121	$11,717
12/18	$11,447	$10,485	$11,599	$13,714	$11,492
01/19	$11,902	$10,597	$12,055	$14,891	$11,908
02/19	$12,053	$10,590	$12,201	$15,414	$12,051
03/19	$12,201	$10,794	$12,403	$15,640	$12,238
04/19	$12,388	$10,797	$12,586	$16,264	$12,407
05/19	$12,154	$10,988	$12,407	$15,212	$12,262
06/19	$12,554	$11,126	$12,836	$16,280	$12,650
07/19	$12,590	$11,151	$12,895	$16,522	$12,705
08/19	$12,614	$11,440	$12,975	$16,185	$12,794
09/19	$12,670	$11,379	$13,035	$16,469	$12,851
10/19	$12,801	$11,413	$13,192	$16,824	$12,988
11/19	$12,932	$11,407	$13,348	$17,463	$13,129
12/19	$13,084	$11,399	$13,518	$17,968	$13,274
01/20	$13,182	$11,619	$13,631	$17,948	$13,388
02/20	$12,864	$11,828	$13,335	$16,478	$13,120
03/20	$11,902	$11,758	$12,552	$14,212	$12,383
04/20	$12,564	$11,967	$13,275	$16,095	$13,030
05/20	$12,907	$12,023	$13,569	$16,955	$13,322
06/20	$13,123	$12,099	$13,776	$17,343	$13,494
07/20	$13,477	$12,279	$14,194	$18,328	$13,862
08/20	$13,742	$12,180	$14,493	$19,656	$14,131
09/20	$13,526	$12,173	$14,297	$18,940	$13,954
10/20	$13,361	$12,119	$14,136	$18,531	$13,794
11/20	$14,083	$12,238	$14,925	$20,785	$14,522
12/20	$14,396	$12,255	$15,222	$21,721	$14,777
01/21	$14,344	$12,167	$15,141	$21,624	$14,689
02/21	$14,448	$11,991	$15,178	$22,300	$14,722
03/21	$14,617	$11,842	$15,243	$23,099	$14,789
04/21	$14,928	$11,935	$15,594	$24,290	$15,100
05/21	$15,032	$11,974	$15,692	$24,401	$15,191
06/21	$15,136	$12,058	$15,863	$25,002	$15,342
07/21	$15,286	$12,193	$16,022	$25,425	$15,517
08/21	$15,462	$12,170	$16,173	$26,150	$15,644
09/21	$15,117	$12,065	$15,819	$24,977	$15,346
10/21	$15,334	$12,061	$16,169	$26,666	$15,646
11/21	$15,198	$12,097	$16,052	$26,260	$15,537
12/21	$15,464	$12,066	$16,282	$27,294	$15,759
01/22	$15,023	$11,806	$15,721	$25,688	$15,242
02/22	$14,754	$11,674	$15,463	$25,041	$15,016
03/22	$14,582	$11,350	$15,351	$25,854	$14,912
04/22	$13,813	$10,919	$14,493	$23,533	$14,140
05/22	$13,885	$10,990	$14,553	$23,502	$14,197
06/22	$13,219	$10,817	$13,928	$21,536	$13,603
07/22	$13,800	$11,082	$14,570	$23,556	$14,218
08/22	$13,398	$10,768	$14,114	$22,677	$13,782
09/22	$12,531	$10,303	$13,213	$20,574	$12,980
10/22	$12,786	$10,170	$13,470	$22,261	$13,243
11/22	$13,369	$10,544	$14,145	$23,423	$13,842
12/22	$13,077	$10,496	$13,852	$22,052	$13,596
01/23	$13,713	$10,819	$14,506	$23,571	$14,197
02/23	$13,334	$10,539	$14,129	$23,020	$13,875
03/23	$13,694	$10,807	$14,495	$23,635	$14,207
04/23	$13,831	$10,873	$14,618	$23,887	$14,339
05/23	$13,694	$10,754	$14,488	$23,980	$14,210
06/23	$13,966	$10,716	$14,817	$25,618	$14,506
07/23	$14,152	$10,708	$15,031	$26,536	$14,690
08/23	$14,013	$10,640	$14,818	$26,024	$14,519
09/23	$13,571	$10,370	$14,334	$24,784	$14,085
10/23	$13,305	$10,206	$14,027	$24,127	$13,809
11/23	$14,117	$10,668	$14,925	$26,377	$14,638
12/23	$14,684	$11,076	$15,578	$27,776	$15,249
01/24	$14,747	$11,046	$15,588	$28,084	$15,281
02/24	$14,858	$10,890	$15,751	$29,604	$15,406
03/24	$15,127	$10,991	$16,039	$30,559	$15,672
04/24	$14,697	$10,713	$15,557	$29,214	$15,234
05/24	$15,143	$10,895	$15,981	$30,594	$15,628
06/24	$15,373	$10,998	$16,221	$31,542	$15,824
07/24	$15,678	$11,255	$16,573	$32,128	$16,165
08/24	$15,967	$11,416	$16,870	$32,827	$16,448
09/24	$16,206	$11,569	$17,155	$33,506	$16,688
10/24	$15,818	$11,282	$16,774	$33,260	$16,344
11/24	$16,206	$11,402	$17,190	$35,473	$16,726
12/24	$15,868	$11,215	$16,836	$34,389	$16,407
01/25	$16,129	$11,274	$17,118	$35,474	$16,681
02/25	$16,260	$11,522	$17,271	$34,794	$16,839
03/25	$15,972	$11,527	$16,972	$32,765	$16,576
04/25	$16,054	$11,572	$17,038	$32,545	$16,654
05/25	$16,334	$11,489	$17,365	$34,608	$16,947
06/25	$16,826	$11,666	$17,849	$36,366	$17,366
07/25	$16,926	$11,635	$17,932	$37,167	$17,425
08/25	$17,260	$11,774	$18,244	$38,027	$17,725
09/25	$17,621	$11,903	$18,618	$39,339	$18,032
10/25	$17,840	$11,977	$18,848	$40,183	$18,219
11/25	$17,907	$12,052	$18,926	$40,293	$18,312
12/25	$17,956	$12,034	$18,965	$40,285	$18,353
01/26	$18,160	$12,047	$19,188	$40,910	$18,532
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	12.59	4.83	6.15
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net)	12.09	4.85	6.73
Russell 3000® Index	15.32	13.60	15.13
55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index	11.09	4.76	6.36
Footnote	Description
Footnote(a)	On August 1, 2025, the Fund altered the composition of its Blended Benchmark. The New Blended Benchmark (60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net)) is designed to simplify the Blended Benchmark and provide a more appropriate Fund performance comparison than the Former Blended Benchmark (55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index). The returns of the Former Blended Benchmark will be shown for a one-year transition period.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$334,050,047
Total number of portfolio holdings	40
Management services fees (represents 0.05% of Fund average net assets)	$157,049
Portfolio turnover for the reporting period	25%

Columbia Capital Allocation Moderate Conservative Portfolio | Institutional Class | ASR127_08_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	23.5%
Columbia Select Corporate Income Fund, Institutional 3 Class	10.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Disciplined Core Fund, Institutional 3 Class	7.3%
Columbia Quality Income Fund, Institutional 3 Class	7.0%
Columbia Overseas Core Fund, Institutional 3 Class	6.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Cornerstone Growth Fund, Institutional 3 Class	3.2%

Asset Categories

Table Summary
Fixed Income Funds	55.9%
Equity Funds	37.9%
Money Market Funds	3.8%
Exchange-Traded Equity Funds	1.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Conservative Portfolio | Institutional Class | ASR127_08_(03/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Mr. Amrit Kanwal and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett, Mr. Kanwal and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	January 31, 2026	January 31, 2025	January 31, 2026	January 31, 2025
Audit fees (a)	57,314	56,606	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	23,574	32,840	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	392,000	474000

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Capital Allocation Portfolios
Annual Financial Statements and Additional Information
January 31, 2026
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Capital Allocation Portfolios | 2026

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, January 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 23.8%
	Shares	Value ($)
International 4.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	63,338	1,158,454
Columbia Overseas Core Fund, Institutional 3 Class(a)	368,788	4,897,497
Total		6,055,951
U.S. Large Cap 19.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	169,478	6,809,643
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	288,530	6,826,618
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	52,899	4,331,420
Columbia Disciplined Core Fund, Institutional 3 Class(a)	438,182	6,726,088
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	216,821	4,141,276
Total		28,835,045
U.S. Small Cap 0.8%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	25,981	633,922
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	16,811	611,761
Total		1,245,683
Total Equity Funds (Cost $31,077,814)		36,136,679

Exchange-Traded Equity Funds 0.9%

Emerging Markets 0.9%
Columbia Research Enhanced Emerging Economies ETF(a)	48,785	1,449,402
Total Exchange-Traded Equity Funds (Cost $1,223,528)		1,449,402

Fixed Income Funds 71.3%
	Shares	Value ($)
Emerging Markets 3.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	484,002	4,931,983
High Yield 7.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,023,551	11,443,297
Investment Grade 60.6%
Columbia Bond Fund, Institutional 3 Class(a)	1,641,719	49,579,927
Columbia Quality Income Fund, Institutional 3 Class(a)	752,501	13,718,089
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	1,898,620	17,581,218
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	1,118,839	11,199,584
Total		92,078,818
Total Fixed Income Funds (Cost $112,797,475)		108,454,098

Money Market Funds 3.6%

Columbia Short-Term Cash Fund, 3.776%(a),(c)	5,461,186	5,459,547
Total Money Market Funds (Cost $5,459,577)		5,459,547
Total Investments in Securities (Cost: $150,558,394)		151,499,726
Other Assets & Liabilities, Net		580,513
Net Assets		152,080,239
At January 31, 2026, securities and/or cash totaling $832,161 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2026
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,281,000 EUR	1,525,430 USD	Barclays	03/11/2026	4,486	—
23,930,000 SEK	2,686,434 USD	Citi	03/11/2026	—	(4,823)
3,453,217 USD	529,064,000 JPY	Citi	03/11/2026	—	(24,581)
705,000 CHF	915,050 USD	Goldman Sachs International	03/11/2026	—	(354)
1,081,993 USD	1,806,000 NZD	HSBC	03/11/2026	6,816	—
2,448,000 GBP	3,355,008 USD	JPMorgan	03/11/2026	5,425	—
894,197 USD	1,221,000 CAD	JPMorgan	03/11/2026	3,812	—
2,677,846 USD	26,126,000 NOK	Morgan Stanley	03/11/2026	34,568	—
367,502 USD	530,000 AUD	UBS	03/11/2026	1,537	—
Total				56,644	(29,758)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bloomberg IG Credit	29	03/2026	USD	3,102,855	91	—
CAC40 Index	21	02/2026	EUR	1,708,665	—	(56,298)
MSCI Emerging Markets Index	33	03/2026	USD	2,509,320	180,695	—
Russell 2000 Index E-mini	7	03/2026	USD	918,610	8,862	—
S&P 500 Index E-mini	5	03/2026	USD	1,741,438	4,887	—
S&P/TSX 60 Index	9	03/2026	CAD	3,334,860	—	(10,495)
U.S. Treasury 10-Year Note	20	03/2026	USD	2,236,563	—	(24,201)
U.S. Treasury Ultra Bond	8	03/2026	USD	939,500	—	(22,764)
Total					194,535	(113,758)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(24)	03/2026	EUR	(1,428,240)	—	(48,352)
FTSE/MIB Index	(8)	03/2026	EUR	(1,826,240)	—	(66,486)
MSCI EAFE Index	(9)	03/2026	USD	(1,366,560)	—	(62,753)
SPI 200 Index	(12)	03/2026	AUD	(2,648,100)	10,319	—
Total					10,319	(177,591)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	1,525,966	11,867	—	—	—	11,867	—
Total return on Russell 1000 Value Index	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	1,529,534	(3,849)	—	—	—	—	(3,849)
Total							8,018	—	—	—	11,867	(3,849)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.650%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2026
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	30,336,055	22,685,250	(5,458,620)	2,017,242	49,579,927	—	(915,383)	1,706,571	1,641,719
Columbia Contrarian Core Fund, Institutional 3 Class
	7,103,458	1,076,445	(1,578,758)	208,498	6,809,643	438,955	279,770	28,685	169,478
Columbia Cornerstone Equity Fund, Institutional 3 Class
	6,006,193	1,617,703	(1,134,728)	337,450	6,826,618	175,733	199,400	35,305	288,530
Columbia Cornerstone Growth Fund, Institutional 3 Class
	1,618,000	3,380,609	(519,919)	(147,270)	4,331,420	356,052	174,462	—	52,899
Columbia Disciplined Core Fund, Institutional 3 Class
	5,972,565	1,976,436	(1,155,628)	(67,285)	6,726,088	663,006	129,129	53,140	438,182
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,985,423	2,368,766	(778,955)	356,749	4,931,983	—	(96,978)	209,348	484,002
Columbia Emerging Markets Fund, Institutional 3 Class
	—	1,408,897	(406,714)	156,271	1,158,454	53,231	45,300	5,884	63,338
Columbia High Yield Bond Fund, Institutional 3 Class
	11,351,611	1,249,690	(1,436,409)	278,405	11,443,297	—	(120,099)	697,678	1,023,551
Columbia Intrinsic Value Fund, Institutional 3 Class
	1,269,576	3,215,741	(610,616)	266,575	4,141,276	251,284	41,310	32,291	216,821
Columbia Overseas Core Fund, Institutional 3 Class
	7,556,514	795,071	(4,549,643)	1,095,555	4,897,497	203,032	687,769	262,377	368,788
Columbia Quality Income Fund, Institutional 3 Class
	21,580,422	1,335,170	(12,186,177)	2,988,674	13,718,089	—	(2,156,285)	790,484	752,501
Columbia Research Enhanced Emerging Economies ETF
	—	1,223,527	—	225,875	1,449,402	—	—	23,621	48,785
Columbia Select Corporate Income Fund, Institutional 3 Class
	17,822,544	1,263,903	(2,264,620)	759,391	17,581,218	—	(359,358)	831,961	1,898,620
Columbia Select Small Cap Value Fund, Institutional 3 Class
	477,435	335,535	(193,391)	14,343	633,922	44,152	9,969	5,646	25,981
Columbia Short-Term Cash Fund, 3.776%
	16,168,270	8,552,360	(19,257,821)	(3,262)	5,459,547	—	16	462,093	5,461,186
Columbia Small Cap Growth Fund, Institutional 3 Class
	501,090	254,869	(261,507)	117,309	611,761	29,598	(3,160)	—	16,811
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	21,979,226	1,135,708	(14,780,348)	2,864,998	11,199,584	—	(2,526,367)	606,039	1,118,839
Total	152,728,382			11,469,518	151,499,726	2,215,043	(4,610,505)	5,751,123

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2026
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	36,136,679	—	—	36,136,679
Exchange-Traded Equity Funds	1,449,402	—	—	1,449,402
Fixed Income Funds	108,454,098	—	—	108,454,098
Money Market Funds	5,459,547	—	—	5,459,547
Total Investments in Securities	151,499,726	—	—	151,499,726
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	56,644	—	56,644
Futures Contracts	204,854	—	—	204,854
Swap Contracts	—	11,867	—	11,867
Liability
Forward Foreign Currency Exchange Contracts	—	(29,758)	—	(29,758)
Futures Contracts	(291,349)	—	—	(291,349)
Swap Contracts	—	(3,849)	—	(3,849)
Total	151,413,231	34,904	—	151,448,135
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 37.9%
	Shares	Value ($)
International 8.3%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	292,695	5,353,383
Columbia Overseas Core Fund, Institutional 3 Class(a)	1,676,815	22,268,102
Total		27,621,485
U.S. Large Cap 28.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	618,185	24,838,667
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	1,054,017	24,938,042
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	128,628	10,532,066
Columbia Disciplined Core Fund, Institutional 3 Class(a)	1,599,497	24,552,289
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	523,628	10,001,290
Total		94,862,354
U.S. Small Cap 1.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	85,379	2,083,257
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	55,648	2,025,020
Total		4,108,277
Total Equity Funds (Cost $105,437,115)		126,592,116

Exchange-Traded Equity Funds 1.9%

Emerging Markets 1.9%
Columbia Research Enhanced Emerging Economies ETF(a)	221,114	6,569,297
Total Exchange-Traded Equity Funds (Cost $5,545,539)		6,569,297

Fixed Income Funds 55.9%
	Shares	Value ($)
Emerging Markets 3.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	980,405	9,990,328
High Yield 6.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,782,885	19,932,655
Investment Grade 46.9%
Columbia Bond Fund, Institutional 3 Class(a)	2,605,466	78,685,060
Columbia Quality Income Fund, Institutional 3 Class(a)	1,278,701	23,310,725
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	3,758,185	34,800,792
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	1,994,040	19,960,338
Total		156,756,915
Total Fixed Income Funds (Cost $199,392,216)		186,679,898

Money Market Funds 3.8%

Columbia Short-Term Cash Fund, 3.776%(a),(c)	12,593,346	12,589,568
Total Money Market Funds (Cost $12,589,686)		12,589,568
Total Investments in Securities (Cost: $322,964,556)		332,430,879
Other Assets & Liabilities, Net		1,619,168
Net Assets		334,050,047
At January 31, 2026, securities and/or cash totaling $2,021,765 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2026
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,803,000 EUR	3,337,846 USD	Barclays	03/11/2026	9,817	—
52,356,000 SEK	5,877,598 USD	Citi	03/11/2026	—	(10,553)
7,555,385 USD	1,157,553,000 JPY	Citi	03/11/2026	—	(53,782)
1,543,000 CHF	2,002,726 USD	Goldman Sachs International	03/11/2026	—	(774)
2,367,084 USD	3,951,000 NZD	HSBC	03/11/2026	14,911	—
5,357,000 GBP	7,341,822 USD	JPMorgan	03/11/2026	11,871	—
1,956,103 USD	2,671,000 CAD	JPMorgan	03/11/2026	8,339	—
5,858,953 USD	57,162,000 NOK	Morgan Stanley	03/11/2026	75,632	—
803,651 USD	1,159,000 AUD	UBS	03/11/2026	3,361	—
Total				123,931	(65,109)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bloomberg IG Credit	39	03/2026	USD	4,172,805	122	—
CAC40 Index	49	02/2026	EUR	3,986,885	—	(131,364)
MSCI Emerging Markets Index	76	03/2026	USD	5,779,040	469,790	—
Russell 2000 Index E-mini	18	03/2026	USD	2,362,140	22,263	—
S&P 500 Index E-mini	14	03/2026	USD	4,876,025	6,138	—
S&P/TSX 60 Index	23	03/2026	CAD	8,522,420	—	(42,632)
U.S. Treasury 10-Year Note	82	03/2026	USD	9,169,906	—	(99,224)
U.S. Treasury Ultra Bond	7	03/2026	USD	822,063	—	(19,918)
Total					498,313	(293,138)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(61)	03/2026	EUR	(3,630,110)	—	(122,895)
FTSE/MIB Index	(17)	03/2026	EUR	(3,880,760)	—	(141,282)
MSCI EAFE Index	(19)	03/2026	USD	(2,884,960)	—	(132,479)
SPI 200 Index	(29)	03/2026	AUD	(6,399,575)	25,323	—
Total					25,323	(396,656)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	4,200,088	32,663	—	—	—	32,663	—
Total return on Russell 1000 Value Index	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	4,200,413	(10,570)	—	—	—	—	(10,570)
Total							22,093	—	—	—	32,663	(10,570)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.650%
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2026
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	50,023,730	33,263,016	(7,704,331)	3,102,645	78,685,060	—	(1,275,242)	2,764,449	2,605,466
Columbia Contrarian Core Fund, Institutional 3 Class
	25,304,797	2,372,545	(3,429,351)	590,676	24,838,667	1,609,847	1,122,043	105,198	618,185
Columbia Cornerstone Equity Fund, Institutional 3 Class
	24,785,503	1,549,218	(2,423,868)	1,027,189	24,938,042	702,653	1,019,206	134,270	1,054,017
Columbia Cornerstone Growth Fund, Institutional 3 Class
	5,034,889	7,364,572	(1,499,213)	(368,182)	10,532,066	865,924	469,704	—	128,628
Columbia Disciplined Core Fund, Institutional 3 Class
	24,688,293	3,218,623	(2,959,559)	(395,068)	24,552,289	2,434,909	764,080	195,159	1,599,497
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	4,935,428	5,531,378	(1,064,178)	587,700	9,990,328	—	(95,761)	398,190	980,405
Columbia Emerging Markets Fund, Institutional 3 Class
	—	5,741,907	(1,174,416)	785,892	5,353,383	237,547	114,980	26,256	292,695
Columbia High Yield Bond Fund, Institutional 3 Class
	26,631,427	1,544,293	(9,301,406)	1,058,341	19,932,655	—	(696,915)	1,439,276	1,782,885
Columbia Intrinsic Value Fund, Institutional 3 Class
	3,500,632	7,091,699	(1,285,046)	694,005	10,001,290	601,542	88,382	80,788	523,628
Columbia Overseas Core Fund, Institutional 3 Class
	30,013,316	2,161,934	(14,271,943)	4,364,795	22,268,102	890,091	2,826,484	1,146,729	1,676,815
Columbia Quality Income Fund, Institutional 3 Class
	42,060,505	1,585,833	(26,389,166)	6,053,553	23,310,725	—	(4,429,947)	1,475,037	1,278,701
Columbia Research Enhanced Emerging Economies ETF
	—	5,545,539	—	1,023,758	6,569,297	—	—	107,062	221,114
Columbia Select Corporate Income Fund, Institutional 3 Class
	35,511,187	1,773,203	(3,946,626)	1,463,028	34,800,792	—	(655,564)	1,661,021	3,758,185
Columbia Select Small Cap Value Fund, Institutional 3 Class
	2,202,333	284,281	(471,993)	68,636	2,083,257	144,387	(7,221)	18,465	85,379
Columbia Short-Term Cash Fund, 3.776%
	17,094,487	19,001,784	(23,504,369)	(2,334)	12,589,568	—	(1,081)	594,481	12,593,346
Columbia Small Cap Growth Fund, Institutional 3 Class
	2,286,101	207,965	(979,152)	510,106	2,025,020	97,507	(123,571)	—	55,648
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	40,692,100	1,260,292	(26,009,542)	4,017,488	19,960,338	—	(3,376,290)	1,118,515	1,994,040
Total	334,764,728			24,582,228	332,430,879	7,584,407	(4,256,713)	11,264,896

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2026
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	126,592,116	—	—	126,592,116
Exchange-Traded Equity Funds	6,569,297	—	—	6,569,297
Fixed Income Funds	186,679,898	—	—	186,679,898
Money Market Funds	12,589,568	—	—	12,589,568
Total Investments in Securities	332,430,879	—	—	332,430,879
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	123,931	—	123,931
Futures Contracts	523,636	—	—	523,636
Swap Contracts	—	32,663	—	32,663
Liability
Forward Foreign Currency Exchange Contracts	—	(65,109)	—	(65,109)
Futures Contracts	(689,794)	—	—	(689,794)
Swap Contracts	—	(10,570)	—	(10,570)
Total	332,264,721	80,915	—	332,345,636
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, January 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.5%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	456,632	5,328,892
Total Alternative Strategies Funds (Cost $4,520,809)		5,328,892

Equity Funds 52.4%

International 12.6%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,412,699	25,838,267
Columbia Overseas Core Fund, Institutional 3 Class(a)	8,100,071	107,568,940
Total		133,407,207
U.S. Large Cap 38.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,613,699	105,018,423
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	4,433,700	104,901,348
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	1,191,282	97,542,139
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	4,999,536	95,491,143
Total		402,953,053
U.S. Small Cap 1.7%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	368,792	8,998,526
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	237,908	8,657,459
Total		17,655,985
Total Equity Funds (Cost $449,039,363)		554,016,245

Exchange-Traded Equity Funds 2.9%

Emerging Markets 2.9%
Columbia Research Enhanced Emerging Economies ETF(a)	1,019,992	30,303,962
Total Exchange-Traded Equity Funds (Cost $25,581,399)		30,303,962

Fixed Income Funds 41.6%
	Shares	Value ($)
Emerging Markets 2.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,333,484	23,778,208
High Yield 4.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	4,253,061	47,549,218
Investment Grade 34.9%
Columbia Bond Fund, Institutional 3 Class(a)	7,271,420	219,596,887
Columbia Quality Income Fund, Institutional 3 Class(a)	2,286,703	41,686,602
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	8,769,972	81,209,940
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,608,281	26,108,887
Total		368,602,316
Total Fixed Income Funds (Cost $467,889,192)		439,929,742

Money Market Funds 2.1%

Columbia Short-Term Cash Fund, 3.776%(a),(c)	22,207,699	22,201,037
Total Money Market Funds (Cost $22,201,222)		22,201,037
Total Investments in Securities (Cost: $969,231,985)		1,051,779,878
Other Assets & Liabilities, Net		5,640,255
Net Assets		1,057,420,133
At January 31, 2026, securities and/or cash totaling $6,869,009 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2026
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,869,000 EUR	10,561,312 USD	Barclays	03/11/2026	31,059	—
165,688,000 SEK	18,600,495 USD	Citi	03/11/2026	—	(33,396)
23,909,868 USD	3,663,207,000 JPY	Citi	03/11/2026	—	(170,199)
4,882,000 CHF	6,336,556 USD	Goldman Sachs International	03/11/2026	—	(2,449)
7,490,672 USD	12,503,000 NZD	HSBC	03/11/2026	47,186	—
16,951,000 GBP	23,231,515 USD	JPMorgan	03/11/2026	37,564	—
6,191,275 USD	8,454,000 CAD	JPMorgan	03/11/2026	26,394	—
18,541,258 USD	180,895,000 NOK	Morgan Stanley	03/11/2026	239,346	—
2,542,698 USD	3,667,000 AUD	UBS	03/11/2026	10,634	—
Total				392,183	(206,044)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bloomberg IG Credit	45	03/2026	USD	4,814,775	141	—
CAC40 Index	180	02/2026	EUR	14,645,700	—	(482,558)
MSCI Emerging Markets Index	270	03/2026	USD	20,530,800	1,678,019	—
Russell 2000 Index E-mini	62	03/2026	USD	8,136,260	86,155	—
S&P 500 Index E-mini	54	03/2026	USD	18,807,525	—	(11,365)
S&P/TSX 60 Index	85	03/2026	CAD	31,495,900	—	(176,872)
U.S. Treasury 10-Year Note	255	03/2026	USD	28,516,172	—	(308,564)
Total					1,764,315	(979,359)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(212)	03/2026	EUR	(12,616,120)	—	(427,110)
FTSE/MIB Index	(66)	03/2026	EUR	(15,066,480)	—	(548,505)
MSCI EAFE Index	(98)	03/2026	USD	(14,880,320)	—	(717,476)
SPI 200 Index	(98)	03/2026	AUD	(21,626,150)	84,275	—
Total					84,275	(1,693,091)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	15,990,754	124,355	—	—	—	124,355	—
Total return on Russell 1000 Value Index	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	15,995,410	(40,252)	—	—	—	—	(40,252)
Total							84,103	—	—	—	124,355	(40,252)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.650%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2026
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	125,875,350	102,829,812	(16,610,345)	7,502,070	219,596,887	—	(2,791,138)	7,338,985	7,271,420
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	5,352,238	(831,429)	808,083	5,328,892	—	78,843	150,506	456,632
Columbia Contrarian Core Fund, Institutional 3 Class
	91,531,177	17,834,474	(7,736,716)	3,389,488	105,018,423	6,736,914	2,506,227	440,234	2,613,699
Columbia Cornerstone Equity Fund, Institutional 3 Class
	91,315,939	13,762,551	(5,699,998)	5,522,856	104,901,348	2,675,081	2,463,763	539,963	4,433,700
Columbia Cornerstone Growth Fund, Institutional 3 Class
	103,619,082	9,636,435	(12,990,559)	(2,722,819)	97,542,139	7,982,529	6,587,868	—	1,191,282
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	15,708,126	8,897,561	(2,380,374)	1,552,895	23,778,208	—	(273,796)	1,028,554	2,333,484
Columbia Emerging Markets Fund, Institutional 3 Class
	20,847,276	5,661,299	(4,585,577)	3,915,269	25,838,267	1,107,256	3,224,361	122,387	1,412,699
Columbia High Yield Bond Fund, Institutional 3 Class
	110,381,470	4,871,123	(74,589,583)	6,886,208	47,549,218	—	(5,500,917)	4,818,001	4,253,061
Columbia Intrinsic Value Fund, Institutional 3 Class
	78,564,400	27,781,432	(16,133,093)	5,278,404	95,491,143	5,692,424	3,430,925	1,063,029	4,999,536
Columbia Overseas Core Fund, Institutional 3 Class
	115,351,048	9,626,713	(39,868,896)	22,460,075	107,568,940	4,219,760	5,999,094	5,405,366	8,100,071
Columbia Quality Income Fund, Institutional 3 Class
	102,260,734	3,343,076	(84,268,286)	20,351,078	41,686,602	—	(16,550,535)	3,226,142	2,286,703
Columbia Research Enhanced Emerging Economies ETF
	—	25,581,399	—	4,722,563	30,303,962	—	—	493,870	1,019,992
Columbia Select Corporate Income Fund, Institutional 3 Class
	82,335,032	3,917,156	(8,393,792)	3,351,544	81,209,940	—	(1,506,281)	3,817,725	8,769,972
Columbia Select Small Cap Value Fund, Institutional 3 Class
	10,348,642	713,571	(2,316,177)	252,490	8,998,526	602,846	(46,225)	77,095	368,792
Columbia Short-Term Cash Fund, 3.776%
	17,113,821	65,516,371	(60,427,505)	(1,650)	22,201,037	—	(1,680)	679,576	22,207,699
Columbia Small Cap Growth Fund, Institutional 3 Class
	10,416,354	432,278	(3,971,371)	1,780,198	8,657,459	408,164	(170,730)	—	237,908
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	67,081,737	1,743,852	(52,048,079)	9,331,377	26,108,887	—	(8,300,998)	1,707,083	2,608,281
Total	1,042,750,188			94,380,129	1,051,779,878	29,424,974	(10,851,219)	30,908,516

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2026
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	5,328,892	—	—	5,328,892
Equity Funds	554,016,245	—	—	554,016,245
Exchange-Traded Equity Funds	30,303,962	—	—	30,303,962
Fixed Income Funds	439,929,742	—	—	439,929,742
Money Market Funds	22,201,037	—	—	22,201,037
Total Investments in Securities	1,051,779,878	—	—	1,051,779,878
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	392,183	—	392,183
Futures Contracts	1,848,590	—	—	1,848,590
Swap Contracts	—	124,355	—	124,355
Liability
Forward Foreign Currency Exchange Contracts	—	(206,044)	—	(206,044)
Futures Contracts	(2,672,450)	—	—	(2,672,450)
Swap Contracts	—	(40,252)	—	(40,252)
Total	1,050,956,018	270,242	—	1,051,226,260
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 1.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,571,894	18,344,006
Total Alternative Strategies Funds (Cost $15,558,329)		18,344,006

Equity Funds 62.3%

International 12.8%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	2,403,871	43,966,810
Columbia Overseas Core Fund, Institutional 3 Class(a)	13,781,140	183,013,538
Total		226,980,348
U.S. Large Cap 47.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,504,388	221,166,304
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	9,248,238	218,813,303
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	2,536,665	207,702,154
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	10,319,923	197,110,524
Total		844,792,285
U.S. Small Cap 2.1%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	786,963	19,201,899
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	507,978	18,485,329
Total		37,687,228
Total Equity Funds (Cost $894,796,314)		1,109,459,861

Exchange-Traded Equity Funds 2.8%

Emerging Markets 2.8%
Columbia Research Enhanced Emerging Economies ETF(a)	1,699,055	50,478,924
Total Exchange-Traded Equity Funds (Cost $42,612,299)		50,478,924

Fixed Income Funds 31.3%
	Shares	Value ($)
Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	3,039,641	30,973,944
High Yield 3.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	5,558,532	62,144,389
Investment Grade 26.1%
Columbia Bond Fund, Institutional 3 Class(a)	9,118,091	275,366,344
Columbia Quality Income Fund, Institutional 3 Class(a)	3,362,685	61,301,749
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	9,975,113	92,369,541
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	3,493,272	34,967,655
Total		464,005,289
Total Fixed Income Funds (Cost $588,780,393)		557,123,622

Money Market Funds 2.0%

Columbia Short-Term Cash Fund, 3.776%(a),(c)	34,809,472	34,799,029
Total Money Market Funds (Cost $34,799,145)		34,799,029
Total Investments in Securities (Cost: $1,576,546,480)		1,770,205,442
Other Assets & Liabilities, Net		10,355,578
Net Assets		1,780,561,020
At January 31, 2026, securities and/or cash totaling $12,738,545 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2026
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
14,920,000 EUR	17,766,915 USD	Barclays	03/11/2026	52,250	—
278,728,000 SEK	31,290,611 USD	Citi	03/11/2026	—	(56,180)
40,222,337 USD	6,162,424,000 JPY	Citi	03/11/2026	—	(286,317)
8,212,000 CHF	10,658,706 USD	Goldman Sachs International	03/11/2026	—	(4,120)
12,600,481 USD	21,032,000 NZD	HSBC	03/11/2026	79,375	—
28,516,000 GBP	39,081,463 USD	JPMorgan	03/11/2026	63,191	—
10,415,461 USD	14,222,000 CAD	JPMorgan	03/11/2026	44,402	—
31,190,968 USD	304,310,000 NOK	Morgan Stanley	03/11/2026	402,639	—
4,277,585 USD	6,169,000 AUD	UBS	03/11/2026	17,890	—
Total				659,747	(346,617)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bloomberg IG Credit	210	03/2026	USD	22,468,950	657	—
CAC40 Index	320	02/2026	EUR	26,036,800	—	(857,882)
MSCI Emerging Markets Index	520	03/2026	USD	39,540,800	2,668,077	—
Russell 2000 Index E-mini	125	03/2026	USD	16,403,750	197,191	—
S&P 500 Index E-mini	106	03/2026	USD	36,918,475	16,823	—
S&P/TSX 60 Index	160	03/2026	CAD	59,286,400	—	(381,832)
U.S. Treasury 10-Year Note	275	03/2026	USD	30,752,734	—	(332,765)
Total					2,882,748	(1,572,479)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(385)	03/2026	EUR	(22,911,350)	—	(775,647)
FTSE/MIB Index	(116)	03/2026	EUR	(26,480,480)	—	(964,039)
MSCI EAFE Index	(176)	03/2026	USD	(26,723,840)	—	(1,285,062)
SPI 200 Index	(177)	03/2026	AUD	(39,059,475)	151,826	—
Total					151,826	(3,024,748)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	31,451,591	244,590	—	—	—	244,590	—
Total return on Russell 1000 Value Index	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	31,469,915	(79,194)	—	—	—	—	(79,194)
Total							165,396	—	—	—	244,590	(79,194)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.650%
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2026
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	135,738,655	147,127,908	(15,468,939)	7,968,720	275,366,344	—	(2,575,180)	8,746,776	9,118,091
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	17,805,418	(2,247,089)	2,785,677	18,344,006	—	234,443	511,192	1,571,894
Columbia Contrarian Core Fund, Institutional 3 Class
	204,521,577	20,251,288	(12,848,396)	9,241,835	221,166,304	14,208,585	4,141,501	928,482	5,504,388
Columbia Cornerstone Equity Fund, Institutional 3 Class
	189,044,773	25,469,324	(8,521,395)	12,820,601	218,813,303	5,540,744	3,778,519	1,121,983	9,248,238
Columbia Cornerstone Growth Fund, Institutional 3 Class
	229,085,942	21,497,769	(34,162,076)	(8,719,481)	207,702,154	17,067,687	17,339,110	—	2,536,665
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	17,128,107	14,537,362	(2,106,488)	1,414,963	30,973,944	—	145,461	1,254,407	3,039,641
Columbia Emerging Markets Fund, Institutional 3 Class
	68,057,909	2,086,473	(25,458,625)	(718,947)	43,966,810	1,878,263	17,420,525	207,608	2,403,871
Columbia High Yield Bond Fund, Institutional 3 Class
	154,583,286	7,223,387	(109,609,095)	9,946,811	62,144,389	—	(7,993,096)	6,633,495	5,558,532
Columbia Intrinsic Value Fund, Institutional 3 Class
	174,089,932	42,181,172	(31,095,144)	11,934,564	197,110,524	11,729,732	6,439,705	2,267,546	10,319,923
Columbia Overseas Core Fund, Institutional 3 Class
	205,515,840	16,254,035	(74,896,987)	36,140,650	183,013,538	7,116,727	14,802,324	9,137,286	13,781,140
Columbia Quality Income Fund, Institutional 3 Class
	107,282,920	4,482,493	(66,704,799)	16,241,135	61,301,749	—	(12,065,306)	3,830,031	3,362,685
Columbia Research Enhanced Emerging Economies ETF
	—	42,612,299	—	7,866,625	50,478,924	—	—	822,665	1,699,055
Columbia Select Corporate Income Fund, Institutional 3 Class
	91,946,087	4,853,687	(7,926,647)	3,496,414	92,369,541	—	(1,409,327)	4,320,260	9,975,113
Columbia Select Small Cap Value Fund, Institutional 3 Class
	22,530,555	1,771,747	(5,358,702)	258,299	19,201,899	1,279,085	167,866	163,576	786,963
Columbia Short-Term Cash Fund, 3.776%
	26,040,971	117,370,377	(108,609,821)	(2,498)	34,799,029	—	(2,710)	1,024,145	34,809,472
Columbia Small Cap Growth Fund, Institutional 3 Class
	22,829,165	902,693	(8,441,068)	3,194,539	18,485,329	867,585	240,498	—	507,978
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	53,964,168	2,107,582	(26,528,451)	5,424,356	34,967,655	—	(4,547,552)	1,629,218	3,493,272
Total	1,702,359,887			119,294,263	1,770,205,442	59,688,408	36,116,781	42,598,670

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2026
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	18,344,006	—	—	18,344,006
Equity Funds	1,109,459,861	—	—	1,109,459,861
Exchange-Traded Equity Funds	50,478,924	—	—	50,478,924
Fixed Income Funds	557,123,622	—	—	557,123,622
Money Market Funds	34,799,029	—	—	34,799,029
Total Investments in Securities	1,770,205,442	—	—	1,770,205,442
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	659,747	—	659,747
Futures Contracts	3,034,574	—	—	3,034,574
Swap Contracts	—	244,590	—	244,590
Liability
Forward Foreign Currency Exchange Contracts	—	(346,617)	—	(346,617)
Futures Contracts	(4,597,227)	—	—	(4,597,227)
Swap Contracts	—	(79,194)	—	(79,194)
Total	1,768,642,789	478,526	—	1,769,121,315
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, January 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 1.6%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,902,126	22,197,805
Total Alternative Strategies Funds (Cost $18,826,690)		22,197,805

Equity Funds 76.4%

International 17.2%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	2,605,519	47,654,948
Columbia Overseas Core Fund, Institutional 3 Class(a)	14,736,974	195,707,010
Total		243,361,958
U.S. Large Cap 56.6%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,340,043	214,562,927
Columbia Cornerstone Equity Fund, Institutional 3 Class(a)	8,784,086	207,831,468
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	2,372,688	194,275,660
Columbia Intrinsic Value Fund, Institutional 3 Class(a)	9,749,866	186,222,451
Total		802,892,506
U.S. Small Cap 2.6%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	767,598	18,729,402
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	496,619	18,071,959
Total		36,801,361
Total Equity Funds (Cost $847,809,391)		1,083,055,825

Exchange-Traded Equity Funds 3.7%

Emerging Markets 3.7%
Columbia Research Enhanced Emerging Economies ETF(a)	1,778,635	52,843,246
Total Exchange-Traded Equity Funds (Cost $44,608,166)		52,843,246

Fixed Income Funds 15.7%
	Shares	Value ($)
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,366,381	13,923,426
High Yield 2.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,490,579	27,844,668
Investment Grade 12.7%
Columbia Bond Fund, Institutional 3 Class(a)	2,061,047	62,243,617
Columbia Quality Income Fund, Institutional 3 Class(a)	2,635,951	48,053,391
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	5,402,368	50,025,926
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,053,461	20,555,147
Total		180,878,081
Total Fixed Income Funds (Cost $217,806,821)		222,646,175

Money Market Funds 2.0%

Columbia Short-Term Cash Fund, 3.776%(a),(c)	28,146,521	28,138,077
Total Money Market Funds (Cost $28,138,248)		28,138,077
Total Investments in Securities (Cost: $1,157,189,316)		1,408,881,128
Other Assets & Liabilities, Net		9,168,108
Net Assets		1,418,049,236
At January 31, 2026, securities and/or cash totaling $11,173,279 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2026
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,879,000 EUR	14,145,656 USD	Barclays	03/11/2026	41,600	—
221,913,000 SEK	24,912,435 USD	Citi	03/11/2026	—	(44,729)
32,023,432 USD	4,906,278,000 JPY	Citi	03/11/2026	—	(227,954)
6,538,000 CHF	8,485,950 USD	Goldman Sachs International	03/11/2026	—	(3,280)
10,032,097 USD	16,745,000 NZD	HSBC	03/11/2026	63,196	—
22,704,000 GBP	31,116,059 USD	JPMorgan	03/11/2026	50,312	—
8,292,383 USD	11,323,000 CAD	JPMorgan	03/11/2026	35,351	—
24,833,058 USD	242,280,000 NOK	Morgan Stanley	03/11/2026	320,566	—
3,405,287 USD	4,911,000 AUD	UBS	03/11/2026	14,242	—
Total				525,267	(275,963)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Bloomberg IG Credit	201	03/2026	USD	21,505,995	629	—
CAC40 Index	270	02/2026	EUR	21,968,550	—	(723,839)
MSCI Emerging Markets Index	452	03/2026	USD	34,370,080	1,858,676	—
Russell 2000 Index E-mini	109	03/2026	USD	14,304,070	183,316	—
S&P 500 Index E-mini	93	03/2026	USD	32,390,738	66,378	—
S&P 500 Index E-mini	12	03/2026	USD	4,179,450	—	(22,674)
S&P/TSX 60 Index	140	03/2026	CAD	51,875,600	—	(331,707)
U.S. Treasury 10-Year Note	198	03/2026	USD	22,141,969	—	(239,591)
Total					2,108,999	(1,317,811)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(326)	03/2026	EUR	(19,400,260)	—	(656,782)
FTSE/MIB Index	(93)	03/2026	EUR	(21,230,040)	—	(772,893)
MSCI EAFE Index	(171)	03/2026	USD	(25,964,640)	—	(1,054,642)
SPI 200 Index	(151)	03/2026	AUD	(33,321,925)	130,237	—
Total					130,237	(2,484,317)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	28,674,430	222,992	—	—	—	222,993	—
Total return on Russell 1000 Value Index	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	28,682,912	(72,180)	—	—	—	—	(72,181)
Total							150,812	—	—	—	222,993	(72,181)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.650%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2026
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	—	61,782,037	—	461,580	62,243,617	—	—	1,274,037	2,061,047
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	20,877,003	(2,050,313)	3,371,115	22,197,805	—	196,897	600,433	1,902,126
Columbia Contrarian Core Fund, Institutional 3 Class
	197,164,113	16,682,556	(8,451,776)	9,168,034	214,562,927	13,681,553	3,748,381	894,042	5,340,043
Columbia Cornerstone Equity Fund, Institutional 3 Class
	193,792,953	7,107,508	(5,476,621)	12,407,628	207,831,468	5,514,797	3,719,387	1,086,019	8,784,086
Columbia Cornerstone Growth Fund, Institutional 3 Class
	205,271,465	21,486,314	(26,065,305)	(6,416,814)	194,275,660	15,950,552	13,916,516	—	2,372,688
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	6,566,077	7,536,465	(785,865)	606,749	13,923,426	—	54,569	536,635	1,366,381
Columbia Emerging Markets Fund, Institutional 3 Class
	78,033,027	2,246,129	(37,908,959)	5,284,751	47,654,948	1,968,885	13,328,751	217,624	2,605,519
Columbia High Yield Bond Fund, Institutional 3 Class
	92,507,411	4,264,438	(73,622,519)	4,695,338	27,844,668	—	(3,545,297)	3,697,555	2,490,579
Columbia Intrinsic Value Fund, Institutional 3 Class
	156,348,589	41,327,404	(23,225,681)	11,772,139	186,222,451	10,918,110	5,172,725	2,070,586	9,749,866
Columbia Overseas Core Fund, Institutional 3 Class
	182,595,695	17,036,604	(38,134,100)	34,208,811	195,707,010	7,467,209	13,076,203	9,552,244	14,736,974
Columbia Quality Income Fund, Institutional 3 Class
	60,854,080	3,257,066	(17,832,356)	1,774,601	48,053,391	—	714,804	2,480,983	2,635,951
Columbia Research Enhanced Emerging Economies ETF
	—	44,608,166	—	8,235,080	52,843,246	—	—	861,197	1,778,635
Columbia Select Corporate Income Fund, Institutional 3 Class
	48,950,438	2,915,272	(2,926,047)	1,086,263	50,025,926	—	35,895	2,329,841	5,402,368
Columbia Select Small Cap Value Fund, Institutional 3 Class
	21,620,825	1,775,255	(3,890,959)	(775,719)	18,729,402	1,221,741	1,187,951	156,243	767,598
Columbia Short-Term Cash Fund, 3.776%
	18,004,803	92,664,812	(82,529,717)	(1,821)	28,138,077	—	(1,876)	764,394	28,146,521
Columbia Small Cap Growth Fund, Institutional 3 Class
	22,122,119	918,749	(6,190,344)	1,221,435	18,071,959	821,071	2,064,615	—	496,619
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	24,052,706	1,215,235	(5,088,014)	375,220	20,555,147	—	31,217	817,047	2,053,461
Total	1,307,884,301			87,474,390	1,408,881,128	57,543,918	53,700,738	27,338,880

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2026
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	22,197,805	—	—	22,197,805
Equity Funds	1,083,055,825	—	—	1,083,055,825
Exchange-Traded Equity Funds	52,843,246	—	—	52,843,246
Fixed Income Funds	222,646,175	—	—	222,646,175
Money Market Funds	28,138,077	—	—	28,138,077
Total Investments in Securities	1,408,881,128	—	—	1,408,881,128
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	525,267	—	525,267
Futures Contracts	2,239,236	—	—	2,239,236
Swap Contracts	—	222,993	—	222,993
Liability
Forward Foreign Currency Exchange Contracts	—	(275,963)	—	(275,963)
Futures Contracts	(3,802,128)	—	—	(3,802,128)
Swap Contracts	—	(72,181)	—	(72,181)
Total	1,407,318,236	400,116	—	1,407,718,352
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Statement of Assets and Liabilities
January 31, 2026

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $150,558,394, $322,964,556, $969,231,985, respectively)	$151,499,726	$332,430,879	$1,051,779,878
Cash	353	629	573
Margin deposits on:
Futures contracts	832,161	2,021,765	6,869,009
Unrealized appreciation on forward foreign currency exchange contracts	56,644	123,931	392,183
Unrealized appreciation on swap contracts	11,867	32,663	124,355
Receivable for:
Investments sold	94,658	89,297	392,275
Capital shares sold	20,272	82,756	120,826
Dividends	414,390	719,284	1,679,338
Foreign tax reclaims	3,907	6,172	5,229
Variation margin for futures contracts	40,468	92,406	373,959
Prepaid expenses	2,664	3,166	4,993
Total assets	152,977,110	335,602,948	1,061,742,618
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	29,758	65,109	206,044
Unrealized depreciation on swap contracts	3,849	10,570	40,252
Payable for:
Investments purchased	397,856	681,032	1,611,973
Capital shares redeemed	114,930	172,053	513,101
Variation margin for futures contracts	192,541	463,920	1,673,532
Management services fees	182	412	1,041
Distribution and/or service fees	1,118	2,557	8,122
Transfer agent fees	12,648	18,344	61,250
Compensation of chief compliance officer	25	54	169
Compensation of board members	1,186	1,363	2,041
Other expenses	28,681	31,664	44,995
Deferred compensation of board members	114,097	105,823	159,965
Total liabilities	896,871	1,552,901	4,322,485
Net assets applicable to outstanding capital stock	$152,080,239	$334,050,047	$1,057,420,133
Represented by
Paid in capital	161,836,095	326,083,911	960,751,364
Total distributable earnings (loss)	(9,755,856)	7,966,136	96,668,769
Total - representing net assets applicable to outstanding capital stock	$152,080,239	$334,050,047	$1,057,420,133
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Statement of Assets and Liabilities (continued)
January 31, 2026
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$128,258,960	$305,486,576	$968,511,925
Shares outstanding	13,025,692	28,031,870	83,113,350
Net asset value per share	$9.85	$10.90	$11.65
Maximum sales charge	4.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.34	$11.56	$12.36
Class C
Net assets	$8,562,602	$16,291,498	$52,268,420
Shares outstanding	876,031	1,525,660	4,543,745
Net asset value per share	$9.77	$10.68	$11.50
Institutional Class
Net assets	$15,258,677	$12,049,494	$27,271,099
Shares outstanding	1,550,633	1,130,156	2,345,337
Net asset value per share	$9.84	$10.66	$11.63
Institutional 3 Class
Net assets	$—	$—	$9,368,689
Shares outstanding	—	—	820,890
Net asset value per share	$—	$—	$11.41
Class R
Net assets	$—	$222,479	$—
Shares outstanding	—	20,367	—
Net asset value per share	$—	$10.92	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Statement of Assets and Liabilities (continued)
January 31, 2026

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $1,576,546,480, $1,157,189,316, respectively)	$1,770,205,442	$1,408,881,128
Foreign currency (cost $899, $—, respectively)	892	—
Margin deposits on:
Futures contracts	12,738,545	11,173,279
Unrealized appreciation on forward foreign currency exchange contracts	659,747	525,267
Unrealized appreciation on swap contracts	244,590	222,993
Receivable for:
Investments sold	425,514	72,508
Capital shares sold	675,988	282,845
Dividends	2,143,050	902,793
Foreign tax reclaims	3,541	8,431
Variation margin for futures contracts	670,569	602,455
Prepaid expenses	6,404	5,286
Total assets	1,787,774,282	1,422,676,985
Liabilities
Due to custodian	334	148
Unrealized depreciation on forward foreign currency exchange contracts	346,617	275,963
Unrealized depreciation on swap contracts	79,194	72,181
Payable for:
Investments purchased	2,037,448	816,331
Capital shares redeemed	1,101,503	355,353
Variation margin for futures contracts	3,163,987	2,749,397
Management services fees	1,723	1,384
Distribution and/or service fees	12,628	10,323
Transfer agent fees	130,426	106,870
Compensation of chief compliance officer	286	225
Compensation of board members	2,731	2,372
Other expenses	57,046	46,858
Deferred compensation of board members	279,339	190,344
Total liabilities	7,213,262	4,627,749
Net assets applicable to outstanding capital stock	$1,780,561,020	$1,418,049,236
Represented by
Paid in capital	1,535,902,468	1,105,001,108
Total distributable earnings (loss)	244,658,552	313,048,128
Total - representing net assets applicable to outstanding capital stock	$1,780,561,020	$1,418,049,236
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Statement of Assets and Liabilities (continued)
January 31, 2026
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,568,875,194	$1,222,369,561
Shares outstanding	122,188,771	85,265,384
Net asset value per share	$12.84	$14.34
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.62	$15.21
Class C
Net assets	$62,476,144	$66,010,899
Shares outstanding	4,851,055	4,820,374
Net asset value per share	$12.88	$13.69
Institutional Class
Net assets	$116,762,409	$87,893,842
Shares outstanding	9,125,014	6,174,943
Net asset value per share	$12.80	$14.23
Institutional 3 Class
Net assets	$18,131,448	$38,306,130
Shares outstanding	1,453,449	2,777,466
Net asset value per share	$12.47	$13.79
Class R
Net assets	$5,227,655	$3,468,804
Shares outstanding	407,624	245,727
Net asset value per share	$12.82	$14.12
Class S
Net assets	$9,088,170	$—
Shares outstanding	710,339	—
Net asset value per share	$12.79	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Statement of Operations
Year Ended January 31, 2026

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$5,751,123	$11,264,896	$30,908,516
Other Income	22,476	52,214	187,595
Foreign taxes withheld	(1,791)	—	—
Total income	5,771,808	11,317,110	31,096,111
Expenses:
Management services fees	95,105	157,049	341,986
Distribution and/or service fees
Class A	325,172	755,712	2,353,142
Class C	78,230	175,368	523,090
Class R	—	6,658	—
Transfer agent fees
Class A	111,694	208,761	613,838
Class C	6,720	12,140	34,145
Institutional Class	11,563	8,449	18,168
Institutional 3 Class	—	—	740
Class R	—	935	—
Custodian fees	24,832	23,551	26,795
Printing and postage fees	22,868	30,139	61,454
Registration fees	51,948	64,220	74,058
Accounting services fees	28,303	28,303	28,303
Legal fees	18,121	20,863	31,292
Interest on collateral	2,288	5,514	19,128
Compensation of chief compliance officer	22	49	154
Compensation of board members	12,594	14,511	21,850
Deferred compensation of board members	17,204	19,115	28,924
Other	10,587	13,240	21,890
Total expenses	817,251	1,544,577	4,198,957
Expense reduction	(50)	(20)	(20)
Total net expenses	817,201	1,544,557	4,198,937
Net investment income	4,954,607	9,772,553	26,897,174
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,496	2,334	3,016
Investments — affiliated issuers	(4,610,505)	(4,256,713)	(10,851,219)
Capital gain distributions from underlying affiliated funds	2,215,043	7,584,407	29,424,974
Foreign currency translations	52,664	132,764	496,556
Forward foreign currency exchange contracts	(47,953)	(183,123)	(776,966)
Futures contracts	521,672	1,268,117	5,590,981
Swap contracts	(104,620)	(285,767)	(1,041,083)
Net realized gain (loss)	(1,972,203)	4,262,019	22,846,259
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	11,469,518	24,582,228	94,380,129
Foreign currency translations	592	856	772
Forward foreign currency exchange contracts	27,571	60,067	190,509
Futures contracts	59,050	145,900	457,850
Swap contracts	8,018	22,093	84,103
Net change in unrealized appreciation (depreciation)	11,564,749	24,811,144	95,113,363
Net realized and unrealized gain	9,592,546	29,073,163	117,959,622
Net increase in net assets resulting from operations	$14,547,153	$38,845,716	$144,856,796
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Statement of Operations (continued)
Year Ended January 31, 2026

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$42,598,670	$27,338,880
Other Income	324,503	268,986
Foreign taxes withheld	—	(1,379)
Total income	42,923,173	27,606,487
Expenses:
Management services fees	554,367	429,186
Distribution and/or service fees
Class A	3,773,214	2,866,019
Class C	622,516	624,844
Class R	25,591	12,560
Transfer agent fees
Class A	1,238,570	862,605
Class C	51,135	47,039
Institutional Class	88,678	63,871
Institutional 3 Class	696	1,734
Class R	4,199	1,873
Class S	7,228	—
Custodian fees	28,538	24,957
Printing and postage fees	78,915	60,366
Registration fees	106,365	99,885
Accounting services fees	28,303	28,303
Legal fees	41,437	35,740
Interest on collateral	35,362	29,303
Compensation of chief compliance officer	261	206
Compensation of board members	29,023	25,047
Deferred compensation of board members	40,939	34,355
Other	41,582	25,824
Total expenses	6,796,919	5,273,717
Expense reduction	(3,610)	(200)
Total net expenses	6,793,309	5,273,517
Net investment income	36,129,864	22,332,970
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,155	1,952
Investments — affiliated issuers	36,116,781	53,700,738
Capital gain distributions from underlying affiliated funds	59,688,408	57,543,918
Foreign currency translations	892,792	767,663
Forward foreign currency exchange contracts	(1,674,574)	(1,585,449)
Futures contracts	9,154,403	8,783,040
Swap contracts	(1,956,583)	(1,700,166)
Net realized gain	102,224,382	117,511,696
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	119,294,263	87,474,390
Foreign currency translations	523	1,104
Forward foreign currency exchange contracts	319,154	252,778
Futures contracts	474,916	7,982
Swap contracts	165,396	150,812
Net change in unrealized appreciation (depreciation)	120,254,252	87,887,066
Net realized and unrealized gain	222,478,634	205,398,762
Net increase in net assets resulting from operations	$258,608,498	$227,731,732
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Statement of Changes in Net Assets

	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended January 31, 2026	Year Ended January 31, 2025	Year Ended January 31, 2026	Year Ended January 31, 2025
Operations
Net investment income	$4,954,607	$5,383,184	$9,772,553	$10,340,712
Net realized gain (loss)	(1,972,203)	(317,819)	4,262,019	8,612,400
Net change in unrealized appreciation (depreciation)	11,564,749	4,782,454	24,811,144	11,290,413
Net increase in net assets resulting from operations	14,547,153	9,847,819	38,845,716	30,243,525
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,320,247)	(4,554,649)	(11,562,998)	(8,998,926)
Advisor Class	—	(175,761)	—	(74,748)
Class C	(204,223)	(227,573)	(545,866)	(437,294)
Institutional Class	(491,921)	(297,431)	(507,412)	(379,951)
Institutional 2 Class	—	(3,320)	—	(5,390)
Institutional 3 Class	—	(20,737)	—	(5,797)
Class R	—	(453)	(40,920)	(40,263)
Total distributions to shareholders	(5,016,391)	(5,279,924)	(12,657,196)	(9,942,369)
Decrease in net assets from capital stock activity	(10,636,897)	(22,173,163)	(28,143,966)	(38,595,175)
Total decrease in net assets	(1,106,135)	(17,605,268)	(1,955,446)	(18,294,019)
Net assets at beginning of year	153,186,374	170,791,642	336,005,493	354,299,512
Net assets at end of year	$152,080,239	$153,186,374	$334,050,047	$336,005,493
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended January 31, 2026	Year Ended January 31, 2025	Year Ended January 31, 2026	Year Ended January 31, 2025
Operations
Net investment income	$26,897,174	$28,475,458	$36,129,864	$36,531,384
Net realized gain	22,846,259	45,188,004	102,224,382	100,368,791
Net change in unrealized appreciation (depreciation)	95,113,363	49,107,254	120,254,252	102,643,616
Net increase in net assets resulting from operations	144,856,796	122,770,716	258,608,498	239,543,791
Distributions to shareholders
Net investment income and net realized gains
Class A	(45,514,208)	(49,012,581)	(119,468,172)	(95,272,421)
Advisor Class	—	(336,350)	—	(774,013)
Class C	(2,152,820)	(2,555,983)	(4,387,160)	(3,717,642)
Institutional Class	(1,408,721)	(1,391,980)	(8,909,090)	(6,466,698)
Institutional 2 Class	—	(15,926)	—	(23,481)
Institutional 3 Class	(482,576)	(557,016)	(1,252,360)	(897,786)
Class R	—	(4,226)	(390,523)	(302,894)
Class S	—	—	(720,134)	(344,553)
Total distributions to shareholders	(49,558,325)	(53,874,062)	(135,127,439)	(107,799,488)
Decrease in net assets from capital stock activity	(85,419,825)	(115,162,725)	(53,247,417)	(108,341,557)
Total increase (decrease) in net assets	9,878,646	(46,266,071)	70,233,642	23,402,746
Net assets at beginning of year	1,047,541,487	1,093,807,558	1,710,327,378	1,686,924,632
Net assets at end of year	$1,057,420,133	$1,047,541,487	$1,780,561,020	$1,710,327,378
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Year Ended January 31, 2026	Year Ended January 31, 2025
Operations
Net investment income	$22,332,970	$20,973,251
Net realized gain	117,511,696	100,542,851
Net change in unrealized appreciation (depreciation)	87,887,066	89,894,863
Net increase in net assets resulting from operations	227,731,732	211,410,965
Distributions to shareholders
Net investment income and net realized gains
Class A	(112,352,134)	(55,676,149)
Advisor Class	—	(74,401)
Class C	(5,932,170)	(2,809,992)
Institutional Class	(8,475,766)	(4,146,616)
Institutional 3 Class	(3,536,483)	(1,650,460)
Class R	(261,071)	(113,994)
Total distributions to shareholders	(130,557,624)	(64,471,612)
Increase (decrease) in net assets from capital stock activity	6,545,996	(75,627,599)
Total increase in net assets	103,720,104	71,311,754
Net assets at beginning of year	1,314,329,132	1,243,017,378
Net assets at end of year	$1,418,049,236	$1,314,329,132
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	January 31, 2026		January 31, 2025		January 31, 2026		January 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,063,075	10,142,174	881,055	8,093,669	1,639,149	16,886,046	1,639,848	16,329,601
Distributions reinvested	438,324	4,170,343	478,732	4,386,735	1,049,982	10,929,780	853,445	8,460,718
Shares redeemed	(2,925,593)	(27,857,739)	(2,774,632)	(25,424,987)	(4,669,927)	(48,595,978)	(5,490,256)	(54,398,020)
Net decrease	(1,424,194)	(13,545,222)	(1,414,845)	(12,944,583)	(1,980,796)	(20,780,152)	(2,996,963)	(29,607,701)
Advisor Class
Shares sold	—	—	271,169	2,455,420	—	—	52,602	505,535
Distributions reinvested	—	—	14,190	128,777	—	—	7,667	74,715
Shares redeemed	—	—	(957,320)	(8,792,705)	—	—	(440,034)	(4,371,738)
Net decrease	—	—	(671,961)	(6,208,508)	—	—	(379,765)	(3,791,488)
Class C
Shares sold	269,610	2,566,581	141,239	1,289,430	283,921	2,881,339	248,028	2,416,800
Distributions reinvested	21,580	204,222	25,010	227,572	53,206	543,001	44,621	434,056
Shares redeemed	(282,083)	(2,660,629)	(390,026)	(3,545,728)	(684,506)	(6,989,926)	(694,413)	(6,734,160)
Net increase (decrease)	9,107	110,174	(223,777)	(2,028,726)	(347,379)	(3,565,586)	(401,764)	(3,883,304)
Institutional Class
Shares sold	768,606	7,319,020	722,162	6,678,467	406,556	4,102,081	800,949	7,871,230
Distributions reinvested	36,807	350,871	23,930	219,079	44,988	457,866	35,337	343,052
Shares redeemed	(511,572)	(4,871,740)	(401,060)	(3,665,764)	(677,153)	(6,809,064)	(788,741)	(7,652,031)
Net increase (decrease)	293,841	2,798,151	345,032	3,231,782	(225,609)	(2,249,117)	47,545	562,251
Institutional 2 Class
Shares sold	—	—	225	2,002	—	—	1,023	9,586
Distributions reinvested	—	—	370	3,301	—	—	549	5,235
Shares redeemed	—	—	(58,283)	(514,310)	—	—	(107,968)	(1,005,035)
Net decrease	—	—	(57,688)	(509,007)	—	—	(106,396)	(990,214)
Institutional 3 Class
Shares sold	—	—	6,871	61,343	—	—	1,048	9,682
Distributions reinvested	—	—	1,857	16,566	—	—	518	4,848
Shares redeemed	—	—	(365,519)	(3,212,794)	—	—	(131,295)	(1,216,436)
Net decrease	—	—	(356,791)	(3,134,885)	—	—	(129,729)	(1,201,906)
Class R
Shares sold	—	—	396	3,560	8,254	85,430	33,293	325,510
Distributions reinvested	—	—	44	394	3,967	40,920	4,045	40,263
Shares redeemed	—	—	(64,611)	(583,190)	(157,591)	(1,675,461)	(4,978)	(48,586)
Net increase (decrease)	—	—	(64,171)	(579,236)	(145,370)	(1,549,111)	32,360	317,187
Total net decrease	(1,121,246)	(10,636,897)	(2,444,201)	(22,173,163)	(2,699,154)	(28,143,966)	(3,934,712)	(38,595,175)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	January 31, 2026		January 31, 2025		January 31, 2026		January 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,215,569	35,250,804	3,757,584	39,614,519	4,304,921	52,657,163	4,641,712	54,793,006
Distributions reinvested	4,152,375	45,188,538	4,643,239	48,609,399	8,639,480	105,882,250	7,159,662	84,039,748
Shares redeemed	(13,794,104)	(150,961,763)	(16,934,507)	(178,068,133)	(17,136,627)	(210,398,595)	(18,050,628)	(213,172,599)
Net decrease	(6,426,160)	(70,522,421)	(8,533,684)	(89,844,215)	(4,192,226)	(51,859,182)	(6,249,254)	(74,339,845)
Advisor Class
Shares sold	—	—	471,452	4,813,874	—	—	1,011,521	11,832,717
Distributions reinvested	—	—	32,242	333,162	—	—	52,841	630,336
Shares redeemed	—	—	(1,838,304)	(19,554,258)	—	—	(2,698,542)	(33,405,426)
Net decrease	—	—	(1,334,610)	(14,407,222)	—	—	(1,634,180)	(20,942,373)
Class C
Shares sold	732,131	7,932,526	885,924	9,170,930	747,653	9,210,319	817,565	9,672,934
Distributions reinvested	197,988	2,125,564	244,380	2,528,725	354,194	4,358,550	313,976	3,696,014
Shares redeemed	(1,650,280)	(17,788,619)	(2,026,322)	(21,076,704)	(1,718,484)	(21,093,677)	(1,937,463)	(22,848,440)
Net decrease	(720,161)	(7,730,529)	(896,018)	(9,377,049)	(616,637)	(7,524,808)	(805,922)	(9,479,492)
Institutional Class
Shares sold	1,213,783	13,328,213	2,630,751	27,915,672	1,857,313	22,595,645	3,921,969	47,168,034
Distributions reinvested	126,984	1,378,517	129,541	1,352,956	593,714	7,252,798	458,269	5,361,776
Shares redeemed	(1,874,121)	(20,502,025)	(1,889,945)	(19,831,876)	(2,240,706)	(27,281,028)	(3,198,946)	(38,008,130)
Net increase (decrease)	(533,354)	(5,795,295)	870,347	9,436,752	210,321	2,567,415	1,181,292	14,521,680
Institutional 2 Class
Shares sold	—	—	3,414	33,801	—	—	7,689	88,089
Distributions reinvested	—	—	1,583	15,911	—	—	2,009	23,470
Shares redeemed	—	—	(252,402)	(2,467,330)	—	—	(517,015)	(5,904,088)
Net decrease	—	—	(247,405)	(2,417,618)	—	—	(507,317)	(5,792,529)
Institutional 3 Class
Shares sold	179,044	1,857,392	298,033	3,050,777	922,345	11,099,873	160,277	1,831,114
Distributions reinvested	45,191	481,547	53,630	550,139	86,111	1,032,438	61,208	699,499
Shares redeemed	(358,605)	(3,710,519)	(823,775)	(8,375,321)	(654,713)	(7,895,004)	(1,066,455)	(12,009,653)
Net increase (decrease)	(134,370)	(1,371,580)	(472,112)	(4,774,405)	353,743	4,237,307	(844,970)	(9,479,040)
Class R
Shares sold	—	—	3,471	34,834	23,629	287,608	22,098	260,963
Distributions reinvested	—	—	403	4,115	31,903	390,516	25,808	302,645
Shares redeemed	—	—	(376,735)	(3,817,917)	(64,651)	(810,535)	(1,109,145)	(12,578,863)
Net decrease	—	—	(372,861)	(3,778,968)	(9,119)	(132,411)	(1,061,239)	(12,015,255)
Class S
Shares sold	—	—	—	—	219	2,542	790,676	9,618,133
Distributions reinvested	—	—	—	—	58,986	720,134	29,499	344,553
Shares redeemed	—	—	—	—	(104,115)	(1,258,414)	(64,926)	(777,389)
Net increase (decrease)	—	—	—	—	(44,910)	(535,738)	755,249	9,185,297
Total net decrease	(7,814,045)	(85,419,825)	(10,986,343)	(115,162,725)	(4,298,828)	(53,247,417)	(9,166,341)	(108,341,557)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Year Ended		Year Ended
	January 31, 2026		January 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,469,705	47,446,866	3,260,411	42,671,068
Distributions reinvested	7,530,243	103,096,127	3,897,632	50,908,070
Shares redeemed	(10,720,424)	(147,080,353)	(11,480,939)	(149,884,220)
Net increase (decrease)	279,524	3,462,640	(4,322,896)	(56,305,082)
Advisor Class
Shares sold	—	—	2,244,110	27,362,637
Distributions reinvested	—	—	4,772	60,653
Shares redeemed	—	—	(4,517,949)	(60,344,819)
Net decrease	—	—	(2,269,067)	(32,921,529)
Class C
Shares sold	839,282	10,986,882	782,972	9,791,433
Distributions reinvested	452,432	5,914,011	222,329	2,790,334
Shares redeemed	(1,424,100)	(18,562,081)	(1,358,589)	(17,020,769)
Net decrease	(132,386)	(1,661,188)	(353,288)	(4,439,002)
Institutional Class
Shares sold	1,783,161	24,214,536	4,848,615	65,524,709
Distributions reinvested	472,866	6,431,238	239,319	3,104,125
Shares redeemed	(2,327,215)	(31,943,958)	(1,468,391)	(19,138,718)
Net increase (decrease)	(71,188)	(1,298,184)	3,619,543	49,490,116
Institutional 2 Class
Shares sold	—	—	2,387	28,318
Shares redeemed	—	—	(405,024)	(4,796,146)
Net decrease	—	—	(402,637)	(4,767,828)
Institutional 3 Class
Shares sold	807,621	10,772,468	237,845	2,986,451
Distributions reinvested	264,451	3,492,564	129,176	1,627,985
Shares redeemed	(716,923)	(9,649,819)	(1,628,778)	(19,972,733)
Net increase (decrease)	355,149	4,615,213	(1,261,757)	(15,358,297)
Class R
Shares sold	116,346	1,599,354	22,312	284,367
Distributions reinvested	19,269	261,070	8,843	113,994
Shares redeemed	(30,818)	(432,909)	(944,465)	(11,724,338)
Net increase (decrease)	104,797	1,427,515	(913,310)	(11,325,977)
Total net increase (decrease)	535,896	6,545,996	(5,903,412)	(75,627,599)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2026	$9.25	0.31	0.61	0.92	(0.32)	—	(0.32)
Year Ended 1/31/2025	$8.99	0.31	0.25	0.56	(0.30)	—	(0.30)
Year Ended 1/31/2024	$8.82	0.28	0.17	0.45	(0.28)	—	(0.28)
Year Ended 1/31/2023	$10.08	0.17	(1.05)	(0.88)	(0.15)	(0.23)	(0.38)
Year Ended 1/31/2022	$10.62	0.14	0.02	0.16	(0.20)	(0.50)	(0.70)
Class C
Year Ended 1/31/2026	$9.18	0.24	0.60	0.84	(0.25)	—	(0.25)
Year Ended 1/31/2025	$8.93	0.24	0.24	0.48	(0.23)	—	(0.23)
Year Ended 1/31/2024	$8.76	0.21	0.18	0.39	(0.22)	—	(0.22)
Year Ended 1/31/2023	$10.02	0.10	(1.05)	(0.95)	(0.08)	(0.23)	(0.31)
Year Ended 1/31/2022	$10.55	0.06	0.03	0.09	(0.12)	(0.50)	(0.62)
Institutional Class
Year Ended 1/31/2026	$9.24	0.34	0.60	0.94	(0.34)	—	(0.34)
Year Ended 1/31/2025	$8.98	0.34	0.25	0.59	(0.33)	—	(0.33)
Year Ended 1/31/2024	$8.81	0.30	0.17	0.47	(0.30)	—	(0.30)
Year Ended 1/31/2023	$10.08	0.19	(1.06)	(0.87)	(0.17)	(0.23)	(0.40)
Year Ended 1/31/2022	$10.61	0.16	0.04	0.20	(0.23)	(0.50)	(0.73)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Financial Highlights (continued)
Columbia Capital Allocation Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2026	$9.85	10.09%	0.52% (c)	0.52% (c),(d)	3.29%	31%	$128,259
Year Ended 1/31/2025	$9.25	6.33%	0.55%	0.55% (d)	3.35%	7%	$133,615
Year Ended 1/31/2024	$8.99	5.28%	0.53%	0.53% (d)	3.23%	17%	$142,613
Year Ended 1/31/2023	$8.82	(8.64% )	0.53% (c)	0.53% (c),(d)	1.90%	11%	$155,991
Year Ended 1/31/2022	$10.08	1.41%	0.50% (c)	0.50% (c),(d)	1.29%	16%	$198,949
Class C
Year Ended 1/31/2026	$9.77	9.24%	1.27% (c)	1.27% (c),(d)	2.54%	31%	$8,563
Year Ended 1/31/2025	$9.18	5.46%	1.30%	1.30% (d)	2.59%	7%	$7,959
Year Ended 1/31/2024	$8.93	4.53%	1.28%	1.28% (d)	2.46%	17%	$9,737
Year Ended 1/31/2023	$8.76	(9.39% )	1.28% (c)	1.28% (c),(d)	1.11%	11%	$11,804
Year Ended 1/31/2022	$10.02	0.75%	1.25% (c)	1.25% (c),(d)	0.54%	16%	$18,376
Institutional Class
Year Ended 1/31/2026	$9.84	10.38%	0.27% (c)	0.27% (c),(d)	3.58%	31%	$15,259
Year Ended 1/31/2025	$9.24	6.60%	0.30%	0.30% (d)	3.69%	7%	$11,612
Year Ended 1/31/2024	$8.98	5.55%	0.28%	0.28% (d)	3.47%	17%	$8,189
Year Ended 1/31/2023	$8.81	(8.50% )	0.28% (c)	0.28% (c),(d)	2.11%	11%	$8,773
Year Ended 1/31/2022	$10.08	1.76%	0.25% (c)	0.25% (c),(d)	1.55%	16%	$11,759
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2026	$10.08	0.31	0.91	1.22	(0.31)	(0.09)	(0.40)
Year Ended 1/31/2025	$9.51	0.30	0.56	0.86	(0.29)	—	(0.29)
Year Ended 1/31/2024	$9.23	0.27	0.38	0.65	(0.27)	(0.10)	(0.37)
Year Ended 1/31/2023	$10.77	0.17	(1.15)	(0.98)	(0.17)	(0.39)	(0.56)
Year Ended 1/31/2022	$11.29	0.16	0.36	0.52	(0.28)	(0.76)	(1.04)
Class C
Year Ended 1/31/2026	$9.88	0.22	0.90	1.12	(0.23)	(0.09)	(0.32)
Year Ended 1/31/2025	$9.33	0.22	0.55	0.77	(0.22)	—	(0.22)
Year Ended 1/31/2024	$9.06	0.20	0.37	0.57	(0.20)	(0.10)	(0.30)
Year Ended 1/31/2023	$10.58	0.09	(1.12)	(1.03)	(0.10)	(0.39)	(0.49)
Year Ended 1/31/2022	$11.11	0.07	0.35	0.42	(0.19)	(0.76)	(0.95)
Institutional Class
Year Ended 1/31/2026	$9.87	0.33	0.89	1.22	(0.34)	(0.09)	(0.43)
Year Ended 1/31/2025	$9.32	0.32	0.54	0.86	(0.31)	—	(0.31)
Year Ended 1/31/2024	$9.05	0.29	0.37	0.66	(0.29)	(0.10)	(0.39)
Year Ended 1/31/2023	$10.58	0.19	(1.13)	(0.94)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$11.11	0.19	0.35	0.54	(0.31)	(0.76)	(1.07)
Class R
Year Ended 1/31/2026	$10.10	0.24	0.95	1.19	(0.28)	(0.09)	(0.37)
Year Ended 1/31/2025	$9.53	0.28	0.56	0.84	(0.27)	—	(0.27)
Year Ended 1/31/2024	$9.25	0.24	0.39	0.63	(0.25)	(0.10)	(0.35)
Year Ended 1/31/2023	$10.79	0.15	(1.15)	(1.00)	(0.15)	(0.39)	(0.54)
Year Ended 1/31/2022	$11.31	0.14	0.35	0.49	(0.25)	(0.76)	(1.01)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Financial Highlights (continued)
Columbia Capital Allocation Moderate Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2026	$10.90	12.35%	0.43% (c)	0.43% (c),(d)	2.97%	25%	$305,487
Year Ended 1/31/2025	$10.08	9.13%	0.44%	0.44% (d)	3.02%	8%	$302,446
Year Ended 1/31/2024	$9.51	7.23%	0.43%	0.43% (d)	2.95%	11%	$313,866
Year Ended 1/31/2023	$9.23	(8.89% )	0.44% (c)	0.44% (c),(d)	1.76%	9%	$337,157
Year Ended 1/31/2022	$10.77	4.48%	0.41% (c)	0.41% (c),(d)	1.42%	18%	$425,491
Class C
Year Ended 1/31/2026	$10.68	11.55%	1.18% (c)	1.18% (c),(d)	2.19%	25%	$16,291
Year Ended 1/31/2025	$9.88	8.26%	1.19%	1.19% (d)	2.26%	8%	$18,508
Year Ended 1/31/2024	$9.33	6.45%	1.18%	1.18% (d)	2.18%	11%	$21,219
Year Ended 1/31/2023	$9.06	(9.58% )	1.18% (c)	1.18% (c),(d)	0.97%	9%	$25,646
Year Ended 1/31/2022	$10.58	3.66%	1.16% (c)	1.16% (c),(d)	0.66%	18%	$37,844
Institutional Class
Year Ended 1/31/2026	$10.66	12.59%	0.18% (c)	0.18% (c),(d)	3.21%	25%	$12,049
Year Ended 1/31/2025	$9.87	9.37%	0.19%	0.19% (d)	3.33%	8%	$13,378
Year Ended 1/31/2024	$9.32	7.54%	0.18%	0.18% (d)	3.21%	11%	$12,188
Year Ended 1/31/2023	$9.05	(8.72% )	0.19% (c)	0.19% (c),(d)	2.01%	9%	$12,809
Year Ended 1/31/2022	$10.58	4.73%	0.16% (c)	0.16% (c),(d)	1.66%	18%	$16,861
Class R
Year Ended 1/31/2026	$10.92	12.05%	0.69% (c)	0.69% (c),(d)	2.28%	25%	$222
Year Ended 1/31/2025	$10.10	8.84%	0.69%	0.69% (d)	2.81%	8%	$1,674
Year Ended 1/31/2024	$9.53	6.95%	0.68%	0.68% (d)	2.65%	11%	$1,271
Year Ended 1/31/2023	$9.25	(9.11% )	0.69% (c)	0.69% (c),(d)	1.54%	9%	$1,554
Year Ended 1/31/2022	$10.79	4.21%	0.66% (c)	0.66% (c),(d)	1.17%	18%	$1,673
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Financial Highlights
Columbia Capital Allocation Moderate Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2026	$10.63	0.29	1.26	1.55	(0.27)	(0.26)	(0.53)
Year Ended 1/31/2025	$9.99	0.28	0.91	1.19	(0.29)	(0.26)	(0.55)
Year Ended 1/31/2024	$9.53	0.26	0.61	0.87	(0.25)	(0.16)	(0.41)
Year Ended 1/31/2023	$11.17	0.16	(1.27)	(1.11)	(0.16)	(0.37)	(0.53)
Year Ended 1/31/2022	$11.91	0.19	0.60	0.79	(0.36)	(1.17)	(1.53)
Class C
Year Ended 1/31/2026	$10.50	0.20	1.25	1.45	(0.19)	(0.26)	(0.45)
Year Ended 1/31/2025	$9.87	0.20	0.90	1.10	(0.21)	(0.26)	(0.47)
Year Ended 1/31/2024	$9.42	0.18	0.61	0.79	(0.18)	(0.16)	(0.34)
Year Ended 1/31/2023	$11.05	0.08	(1.25)	(1.17)	(0.09)	(0.37)	(0.46)
Year Ended 1/31/2022	$11.80	0.10	0.59	0.69	(0.27)	(1.17)	(1.44)
Institutional Class
Year Ended 1/31/2026	$10.61	0.31	1.27	1.58	(0.30)	(0.26)	(0.56)
Year Ended 1/31/2025	$9.97	0.32	0.89	1.21	(0.31)	(0.26)	(0.57)
Year Ended 1/31/2024	$9.51	0.28	0.62	0.90	(0.28)	(0.16)	(0.44)
Year Ended 1/31/2023	$11.15	0.18	(1.26)	(1.08)	(0.19)	(0.37)	(0.56)
Year Ended 1/31/2022	$11.89	0.23	0.59	0.82	(0.39)	(1.17)	(1.56)
Institutional 3 Class
Year Ended 1/31/2026	$10.42	0.31	1.25	1.56	(0.31)	(0.26)	(0.57)
Year Ended 1/31/2025	$9.80	0.30	0.90	1.20	(0.32)	(0.26)	(0.58)
Year Ended 1/31/2024	$9.36	0.27	0.61	0.88	(0.28)	(0.16)	(0.44)
Year Ended 1/31/2023	$10.98	0.18	(1.23)	(1.05)	(0.20)	(0.37)	(0.57)
Year Ended 1/31/2022	$11.74	0.23	0.57	0.80	(0.39)	(1.17)	(1.56)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Financial Highlights (continued)
Columbia Capital Allocation Moderate Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2026	$11.65	15.05%	0.38% (c)	0.38% (c),(d)	2.64%	24%	$968,512
Year Ended 1/31/2025	$10.63	12.03%	0.38% (c)	0.38% (c),(d)	2.67%	7%	$951,779
Year Ended 1/31/2024	$9.99	9.45%	0.39% (c)	0.39% (c),(d)	2.72%	11%	$979,753
Year Ended 1/31/2023	$9.53	(9.70% )	0.39% (c)	0.39% (c),(d)	1.61%	6%	$1,027,776
Year Ended 1/31/2022	$11.17	6.42%	0.38% (c)	0.38% (c),(d)	1.58%	22%	$1,308,500
Class C
Year Ended 1/31/2026	$11.50	14.20%	1.13% (c)	1.13% (c),(d)	1.88%	24%	$52,268
Year Ended 1/31/2025	$10.50	11.23%	1.13% (c)	1.13% (c),(d)	1.91%	7%	$55,269
Year Ended 1/31/2024	$9.87	8.63%	1.14% (c)	1.14% (c),(d)	1.95%	11%	$60,822
Year Ended 1/31/2023	$9.42	(10.42% )	1.14% (c)	1.14% (c),(d)	0.85%	6%	$70,538
Year Ended 1/31/2022	$11.05	5.58%	1.13% (c)	1.13% (c),(d)	0.82%	22%	$98,600
Institutional Class
Year Ended 1/31/2026	$11.63	15.37%	0.13% (c)	0.13% (c),(d)	2.88%	24%	$27,271
Year Ended 1/31/2025	$10.61	12.33%	0.13% (c)	0.13% (c),(d)	3.08%	7%	$30,537
Year Ended 1/31/2024	$9.97	9.74%	0.14% (c)	0.14% (c),(d)	2.92%	11%	$20,026
Year Ended 1/31/2023	$9.51	(9.48% )	0.14% (c)	0.14% (c),(d)	1.78%	6%	$27,345
Year Ended 1/31/2022	$11.15	6.69%	0.13% (c)	0.13% (c),(d)	1.89%	22%	$62,130
Institutional 3 Class
Year Ended 1/31/2026	$11.41	15.43%	0.07% (c)	0.07% (c)	2.94%	24%	$9,369
Year Ended 1/31/2025	$10.42	12.41%	0.07% (c)	0.07% (c)	2.95%	7%	$9,956
Year Ended 1/31/2024	$9.80	9.75%	0.08% (c)	0.08% (c)	2.91%	11%	$13,995
Year Ended 1/31/2023	$9.36	(9.39% )	0.08% (c)	0.08% (c)	1.89%	6%	$29,170
Year Ended 1/31/2022	$10.98	6.66%	0.08% (c)	0.08% (c)	1.92%	22%	$39,786
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2026	$11.96	0.26	1.61	1.87	(0.26)	(0.73)	(0.99)
Year Ended 1/31/2025	$11.09	0.25	1.38	1.63	(0.25)	(0.51)	(0.76)
Year Ended 1/31/2024	$10.41	0.23	0.94	1.17	(0.24)	(0.25)	(0.49)
Year Ended 1/31/2023	$12.27	0.13	(1.38)	(1.25)	(0.14)	(0.47)	(0.61)
Year Ended 1/31/2022	$13.05	0.19	1.03	1.22	(0.42)	(1.58)	(2.00)
Class C
Year Ended 1/31/2026	$12.00	0.17	1.61	1.78	(0.17)	(0.73)	(0.90)
Year Ended 1/31/2025	$11.12	0.16	1.39	1.55	(0.16)	(0.51)	(0.67)
Year Ended 1/31/2024	$10.44	0.15	0.94	1.09	(0.16)	(0.25)	(0.41)
Year Ended 1/31/2023	$12.30	0.05	(1.38)	(1.33)	(0.06)	(0.47)	(0.53)
Year Ended 1/31/2022	$13.07	0.09	1.04	1.13	(0.32)	(1.58)	(1.90)
Institutional Class
Year Ended 1/31/2026	$11.92	0.29	1.61	1.90	(0.29)	(0.73)	(1.02)
Year Ended 1/31/2025	$11.05	0.29	1.37	1.66	(0.28)	(0.51)	(0.79)
Year Ended 1/31/2024	$10.38	0.26	0.92	1.18	(0.26)	(0.25)	(0.51)
Year Ended 1/31/2023	$12.23	0.15	(1.36)	(1.21)	(0.17)	(0.47)	(0.64)
Year Ended 1/31/2022	$13.02	0.22	1.02	1.24	(0.45)	(1.58)	(2.03)
Institutional 3 Class
Year Ended 1/31/2026	$11.65	0.31	1.54	1.85	(0.30)	(0.73)	(1.03)
Year Ended 1/31/2025	$10.82	0.27	1.36	1.63	(0.29)	(0.51)	(0.80)
Year Ended 1/31/2024	$10.17	0.25	0.92	1.17	(0.27)	(0.25)	(0.52)
Year Ended 1/31/2023	$12.00	0.15	(1.33)	(1.18)	(0.18)	(0.47)	(0.65)
Year Ended 1/31/2022	$12.80	0.23	1.01	1.24	(0.46)	(1.58)	(2.04)
Class R
Year Ended 1/31/2026	$11.95	0.23	1.60	1.83	(0.23)	(0.73)	(0.96)
Year Ended 1/31/2025	$11.08	0.21	1.39	1.60	(0.22)	(0.51)	(0.73)
Year Ended 1/31/2024	$10.40	0.20	0.94	1.14	(0.21)	(0.25)	(0.46)
Year Ended 1/31/2023	$12.25	0.10	(1.37)	(1.27)	(0.11)	(0.47)	(0.58)
Year Ended 1/31/2022	$13.03	0.15	1.03	1.18	(0.38)	(1.58)	(1.96)
Class S
Year Ended 1/31/2026	$11.92	0.29	1.60	1.89	(0.29)	(0.73)	(1.02)
Year Ended 1/31/2025(e)	$12.16	0.13	0.08	0.21	(0.12)	(0.33)	(0.45)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Financial Highlights (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2026	$12.84	16.22%	0.39% (c)	0.39% (c),(d)	2.12%	22%	$1,568,875
Year Ended 1/31/2025	$11.96	14.97%	0.39% (c)	0.39% (c),(d)	2.14%	8%	$1,511,664
Year Ended 1/31/2024	$11.09	11.52%	0.40% (c)	0.40% (c),(d)	2.21%	11%	$1,470,257
Year Ended 1/31/2023	$10.41	(9.93% )	0.40% (c)	0.40% (c),(d)	1.22%	7%	$1,404,980
Year Ended 1/31/2022	$12.27	9.12%	0.39% (c)	0.39% (c),(d)	1.41%	21%	$1,720,777
Class C
Year Ended 1/31/2026	$12.88	15.31%	1.14% (c)	1.14% (c),(d)	1.35%	22%	$62,476
Year Ended 1/31/2025	$12.00	14.18%	1.14% (c)	1.14% (c),(d)	1.38%	8%	$65,585
Year Ended 1/31/2024	$11.12	10.66%	1.15% (c)	1.15% (c),(d)	1.44%	11%	$69,736
Year Ended 1/31/2023	$10.44	(10.57% )	1.15% (c)	1.15% (c),(d)	0.46%	7%	$76,449
Year Ended 1/31/2022	$12.30	8.36%	1.14% (c)	1.14% (c),(d)	0.64%	21%	$102,579
Institutional Class
Year Ended 1/31/2026	$12.80	16.57%	0.14% (c)	0.14% (c),(d)	2.38%	22%	$116,762
Year Ended 1/31/2025	$11.92	15.31%	0.14% (c)	0.14% (c),(d)	2.49%	8%	$106,287
Year Ended 1/31/2024	$11.05	11.73%	0.16% (c)	0.15% (c),(d)	2.45%	11%	$85,468
Year Ended 1/31/2023	$10.38	(9.65% )	0.15% (c)	0.15% (c),(d)	1.46%	7%	$84,049
Year Ended 1/31/2022	$12.23	9.33%	0.14% (c)	0.14% (c),(d)	1.66%	21%	$106,896
Institutional 3 Class
Year Ended 1/31/2026	$12.47	16.53%	0.06% (c)	0.06% (c)	2.62%	22%	$18,131
Year Ended 1/31/2025	$11.65	15.37%	0.06% (c)	0.06% (c)	2.39%	8%	$12,808
Year Ended 1/31/2024	$10.82	11.88%	0.07% (c)	0.07% (c)	2.44%	11%	$21,033
Year Ended 1/31/2023	$10.17	(9.58% )	0.06% (c)	0.06% (c)	1.47%	7%	$36,468
Year Ended 1/31/2022	$12.00	9.50%	0.07% (c)	0.07% (c)	1.74%	21%	$78,836
Class R
Year Ended 1/31/2026	$12.82	15.86%	0.64% (c)	0.64% (c),(d)	1.85%	22%	$5,228
Year Ended 1/31/2025	$11.95	14.70%	0.64% (c)	0.64% (c),(d)	1.78%	8%	$4,979
Year Ended 1/31/2024	$11.08	11.25%	0.65% (c)	0.65% (c),(d)	1.95%	11%	$16,369
Year Ended 1/31/2023	$10.40	(10.10% )	0.65% (c)	0.65% (c),(d)	0.97%	7%	$16,756
Year Ended 1/31/2022	$12.25	8.85%	0.65% (c)	0.65% (c),(d)	1.09%	21%	$19,334
Class S
Year Ended 1/31/2026	$12.79	16.48%	0.14% (c)	0.14% (c),(d)	2.37%	22%	$9,088
Year Ended 1/31/2025 (e)	$11.92	1.80%	0.14%	0.14%	3.45%	8%	$9,004
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2026	$13.35	0.23	2.14	2.37	(0.23)	(1.15)	(1.38)
Year Ended 1/31/2025	$11.93	0.21	1.89	2.10	(0.20)	(0.48)	(0.68)
Year Ended 1/31/2024	$11.13	0.22	1.22	1.44	(0.23)	(0.41)	(0.64)
Year Ended 1/31/2023	$13.31	0.10	(1.50)	(1.40)	(0.11)	(0.67)	(0.78)
Year Ended 1/31/2022	$13.49	0.18	1.49	1.67	(0.36)	(1.49)	(1.85)
Class C
Year Ended 1/31/2026	$12.82	0.12	2.03	2.15	(0.13)	(1.15)	(1.28)
Year Ended 1/31/2025	$11.48	0.11	1.81	1.92	(0.10)	(0.48)	(0.58)
Year Ended 1/31/2024	$10.73	0.13	1.18	1.31	(0.15)	(0.41)	(0.56)
Year Ended 1/31/2023	$12.85	0.01	(1.43)	(1.42)	(0.03)	(0.67)	(0.70)
Year Ended 1/31/2022	$13.09	0.07	1.43	1.50	(0.25)	(1.49)	(1.74)
Institutional Class
Year Ended 1/31/2026	$13.26	0.26	2.12	2.38	(0.26)	(1.15)	(1.41)
Year Ended 1/31/2025	$11.85	0.32	1.80	2.12	(0.23)	(0.48)	(0.71)
Year Ended 1/31/2024	$11.06	0.25	1.21	1.46	(0.26)	(0.41)	(0.67)
Year Ended 1/31/2023	$13.23	0.13	(1.49)	(1.36)	(0.14)	(0.67)	(0.81)
Year Ended 1/31/2022	$13.42	0.22	1.48	1.70	(0.40)	(1.49)	(1.89)
Institutional 3 Class
Year Ended 1/31/2026	$12.89	0.27	2.05	2.32	(0.27)	(1.15)	(1.42)
Year Ended 1/31/2025	$11.53	0.24	1.84	2.08	(0.24)	(0.48)	(0.72)
Year Ended 1/31/2024	$10.78	0.24	1.19	1.43	(0.27)	(0.41)	(0.68)
Year Ended 1/31/2023	$12.92	0.13	(1.45)	(1.32)	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2022	$13.14	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Class R
Year Ended 1/31/2026	$13.17	0.23	2.06	2.29	(0.19)	(1.15)	(1.34)
Year Ended 1/31/2025	$11.77	0.13	1.92	2.05	(0.17)	(0.48)	(0.65)
Year Ended 1/31/2024	$10.99	0.19	1.21	1.40	(0.21)	(0.41)	(0.62)
Year Ended 1/31/2023	$13.15	0.07	(1.48)	(1.41)	(0.08)	(0.67)	(0.75)
Year Ended 1/31/2022	$13.35	0.13	1.48	1.61	(0.32)	(1.49)	(1.81)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2026

Financial Highlights (continued)
Columbia Capital Allocation Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2026	$14.34	18.47%	0.38% (c)	0.38% (c),(d)	1.69%	19%	$1,222,370
Year Ended 1/31/2025	$13.35	17.73%	0.39% (c)	0.39% (c),(d)	1.63%	9%	$1,134,906
Year Ended 1/31/2024	$11.93	13.28%	0.41% (c)	0.41% (c),(d)	1.93%	21%	$1,065,223
Year Ended 1/31/2023	$11.13	(10.14% )	0.40% (c)	0.40% (c),(d)	0.88%	8%	$1,038,485
Year Ended 1/31/2022	$13.31	12.14%	0.39% (c)	0.39% (c),(d)	1.27%	14%	$1,264,033
Class C
Year Ended 1/31/2026	$13.69	17.51%	1.13% (c)	1.13% (c),(d)	0.93%	19%	$66,011
Year Ended 1/31/2025	$12.82	16.86%	1.14% (c)	1.14% (c),(d)	0.88%	9%	$63,506
Year Ended 1/31/2024	$11.48	12.50%	1.16% (c)	1.16% (c),(d)	1.18%	21%	$60,895
Year Ended 1/31/2023	$10.73	(10.78% )	1.15% (c)	1.15% (c),(d)	0.13%	8%	$62,530
Year Ended 1/31/2022	$12.85	11.22%	1.14% (c)	1.14% (c),(d)	0.49%	14%	$80,981
Institutional Class
Year Ended 1/31/2026	$14.23	18.68%	0.13% (c)	0.13% (c),(d)	1.93%	19%	$87,894
Year Ended 1/31/2025	$13.26	18.05%	0.14% (c)	0.14% (c),(d)	2.43%	9%	$82,839
Year Ended 1/31/2024	$11.85	13.54%	0.16% (c)	0.16% (c),(d)	2.19%	21%	$31,127
Year Ended 1/31/2023	$11.06	(9.89% )	0.15% (c)	0.15% (c),(d)	1.13%	8%	$32,831
Year Ended 1/31/2022	$13.23	12.40%	0.14% (c)	0.14% (c),(d)	1.54%	14%	$43,713
Institutional 3 Class
Year Ended 1/31/2026	$13.79	18.75%	0.07% (c)	0.07% (c)	2.03%	19%	$38,306
Year Ended 1/31/2025	$12.89	18.22%	0.07% (c)	0.07% (c)	1.89%	9%	$31,222
Year Ended 1/31/2024	$11.53	13.61%	0.07% (c)	0.07% (c)	2.17%	21%	$42,488
Year Ended 1/31/2023	$10.78	(9.82% )	0.07% (c)	0.07% (c)	1.18%	8%	$62,454
Year Ended 1/31/2022	$12.92	12.50%	0.08% (c)	0.08% (c)	1.51%	14%	$87,544
Class R
Year Ended 1/31/2026	$14.12	18.16%	0.64% (c)	0.64% (c),(d)	1.66%	19%	$3,469
Year Ended 1/31/2025	$13.17	17.52%	0.64% (c)	0.64% (c),(d)	1.02%	9%	$1,856
Year Ended 1/31/2024	$11.77	13.00%	0.66% (c)	0.66% (c),(d)	1.70%	21%	$12,413
Year Ended 1/31/2023	$10.99	(10.36% )	0.65% (c)	0.65% (c),(d)	0.64%	8%	$11,020
Year Ended 1/31/2022	$13.15	11.83%	0.65% (c)	0.65% (c),(d)	0.88%	14%	$12,737
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements
January 31, 2026
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II (each, a Trust and collectively, the Trusts), are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund is a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio offer the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals, to omnibus retirement plans or to institutional and certain other investors as described in the Funds’ prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet their investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for a Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Funds’ risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by a Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to a Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Funds) by account class, potentially resulting in losses to the Funds.
In connection with certain over-the-counter derivatives, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty nonperformance. The Funds may also pay interest expense on

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event a Fund’s net asset value declines by a stated percentage over a specified time period or if a Fund fails to meet certain terms of the ISDA Master Agreement, which would cause a Fund to accelerate payment of any net liability owed to the counterparty.  The Funds also have termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Funds would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Funds will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds’ portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts to manage exposure to the securities markets or to movements in interest rates and currency values. Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, a Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, a Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Funds generally expect to earn interest income on their margin deposits. The Funds recognize a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCM’s are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Total return swap contracts
The Funds entered into total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without owning the underlying position. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	204,763 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	11,867 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	56,644
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	91 *
Total		273,365

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	244,384 *
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	3,849 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	29,758
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	46,965 *
Total		324,956

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	503,887	(104,620)	399,267
Foreign exchange risk	(47,953)	—	—	(47,953)
Interest rate risk	—	17,785	—	17,785
Total	(47,953)	521,672	(104,620)	369,099

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	24,325	8,018	32,343
Foreign exchange risk	27,571	—	—	27,571
Interest rate risk	—	34,725	—	34,725
Total	27,571	59,050	8,018	94,639
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended January 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	15,071,615
Futures contracts — short	6,834,887

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	64,984	(74,845)
Total return swap contracts	14,948	(16,705)
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	523,514 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	32,663 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	123,931
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	122 *
Total		680,230

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	570,652 *
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	10,570 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	65,109
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	119,142 *
Total		765,473

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	1,241,296	(285,767)	955,529
Foreign exchange risk	(183,123)	—	—	(183,123)
Interest rate risk	—	26,821	—	26,821
Total	(183,123)	1,268,117	(285,767)	799,227

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	108,977	22,093	131,070
Foreign exchange risk	60,067	—	—	60,067
Interest rate risk	—	36,923	—	36,923
Total	60,067	145,900	22,093	228,060
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended January 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	33,933,835
Futures contracts — short	16,256,850

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	175,410	(203,270)
Total return swap contracts	41,257	(45,955)
Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,848,449 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	124,355 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	392,183
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	141 *
Total		2,365,128

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,363,886 *
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	40,252 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	206,044
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	308,564 *
Total		2,918,746

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	5,578,862	(1,041,083)	4,537,779
Foreign exchange risk	(776,966)	—	—	(776,966)
Interest rate risk	—	12,119	—	12,119
Total	(776,966)	5,590,981	(1,041,083)	3,772,932

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	68,155	84,103	152,258
Foreign exchange risk	190,509	—	—	190,509
Interest rate risk	—	389,695	—	389,695
Total	190,509	457,850	84,103	732,462
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended January 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	118,889,008
Futures contracts — short	61,064,780

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	643,459	(747,602)
Total return swap contracts	151,734	(168,423)

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,033,917 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	244,590 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	659,747
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	657 *
Total		3,938,911

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	4,264,462 *
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	79,194 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	346,617
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	332,765 *
Total		5,023,038

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	9,000,311	(1,956,583)	7,043,728
Foreign exchange risk	(1,674,574)	—	—	(1,674,574)
Interest rate risk	—	154,092	—	154,092
Total	(1,674,574)	9,154,403	(1,956,583)	5,523,246

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	(239,247)	165,396	(73,851)
Foreign exchange risk	319,154	—	—	319,154
Interest rate risk	—	714,163	—	714,163
Total	319,154	474,916	165,396	959,466
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended January 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	204,184,752
Futures contracts — short	109,552,241

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	1,218,660	(1,418,276)
Total return swap contracts	290,288	(320,176)
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,238,607 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	222,993 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	525,267
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	629 *
Total		2,987,496

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,562,537 *
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	72,181 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	275,963
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	239,591 *
Total		4,150,272

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	8,874,940	(1,700,166)	7,174,774
Foreign exchange risk	(1,585,449)	—	—	(1,585,449)
Interest rate risk	—	(91,900)	—	(91,900)
Total	(1,585,449)	8,783,040	(1,700,166)	5,497,425

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	(476,560)	150,812	(325,748)
Foreign exchange risk	252,778	—	—	252,778
Interest rate risk	—	484,542	—	484,542
Total	252,778	7,982	150,812	411,572
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended January 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	167,361,159
Futures contracts — short	92,988,331

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	1,066,576	(1,243,482)
Total return swap contracts	255,973	(280,873)
Offsetting of assets and liabilities
The following tables present each Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Funds as of January 31, 2026:
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
Columbia Capital Allocation Conservative Portfolio
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley	UBS	Total
Assets
Forward foreign currency exchange contracts	$4,486	-	-	6,816	9,237	34,568	1,537	56,644
OTC total return swap contracts (a)	-	-	11,867	-	-	-	-	11,867
Total assets	4,486	-	11,867	6,816	9,237	34,568	1,537	68,511
Liabilities
Forward foreign currency exchange contracts	-	29,404	354	-	-	-	-	29,758
OTC total return swap contracts (a)	-	-	3,849	-	-	-	-	3,849
Total liabilities	-	29,404	4,203	-	-	-	-	33,607
Total financial and derivative net assets	4,486	(29,404)	7,664	6,816	9,237	34,568	1,537	34,904
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-
Net amount (c)	$4,486	(29,404)	7,664	6,816	9,237	34,568	1,537	34,904

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Conservative Portfolio
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley	UBS	Total
Assets
Forward foreign currency exchange contracts	$9,817	-	-	14,911	20,210	75,632	3,361	123,931
OTC total return swap contracts (a)	-	-	32,663	-	-	-	-	32,663
Total assets	9,817	-	32,663	14,911	20,210	75,632	3,361	156,594
Liabilities
Forward foreign currency exchange contracts	-	64,335	774	-	-	-	-	65,109
OTC total return swap contracts (a)	-	-	10,570	-	-	-	-	10,570
Total liabilities	-	64,335	11,344	-	-	-	-	75,679
Total financial and derivative net assets	9,817	(64,335)	21,319	14,911	20,210	75,632	3,361	80,915
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-
Net amount (c)	$9,817	(64,335)	21,319	14,911	20,210	75,632	3,361	80,915

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
Columbia Capital Allocation Moderate Portfolio
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley	UBS	Total
Assets
Forward foreign currency exchange contracts	$31,059	-	-	47,186	63,958	239,346	10,634	392,183
OTC total return swap contracts (a)	-	-	124,355	-	-	-	-	124,355
Total assets	31,059	-	124,355	47,186	63,958	239,346	10,634	516,538
Liabilities
Forward foreign currency exchange contracts	-	203,595	2,449	-	-	-	-	206,044
OTC total return swap contracts (a)	-	-	40,252	-	-	-	-	40,252
Total liabilities	-	203,595	42,701	-	-	-	-	246,296
Total financial and derivative net assets	31,059	(203,595)	81,654	47,186	63,958	239,346	10,634	270,242
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-
Net amount (c)	$31,059	(203,595)	81,654	47,186	63,958	239,346	10,634	270,242

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Aggressive Portfolio
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley	UBS	Total
Assets
Forward foreign currency exchange contracts	$52,250	-	-	79,375	107,593	402,639	17,890	659,747
OTC total return swap contracts (a)	-	-	244,590	-	-	-	-	244,590
Total assets	52,250	-	244,590	79,375	107,593	402,639	17,890	904,337
Liabilities
Forward foreign currency exchange contracts	-	342,497	4,120	-	-	-	-	346,617
OTC total return swap contracts (a)	-	-	79,194	-	-	-	-	79,194
Total liabilities	-	342,497	83,314	-	-	-	-	425,811
Total financial and derivative net assets	52,250	(342,497)	161,276	79,375	107,593	402,639	17,890	478,526
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-
Net amount (c)	$52,250	(342,497)	161,276	79,375	107,593	402,639	17,890	478,526

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
Columbia Capital Allocation Aggressive Portfolio
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley	UBS	Total
Assets
Forward foreign currency exchange contracts	$41,600	-	-	63,196	85,663	320,566	14,242	525,267
OTC total return swap contracts (a)	-	-	222,993	-	-	-	-	222,993
Total assets	41,600	-	222,993	63,196	85,663	320,566	14,242	748,260
Liabilities
Forward foreign currency exchange contracts	-	272,683	3,280	-	-	-	-	275,963
OTC total return swap contracts (a)	-	-	72,181	-	-	-	-	72,181
Total liabilities	-	272,683	75,461	-	-	-	-	348,144
Total financial and derivative net assets	41,600	(272,683)	147,532	63,196	85,663	320,566	14,242	400,116
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-
Net amount (c)	$41,600	(272,683)	147,532	63,196	85,663	320,566	14,242	400,116

(a)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. Each Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid semi-annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
The effective management services fee rates, based on each Fund’s average daily net assets for the year ended January 31, 2026 were as follows:
Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.06
Columbia Capital Allocation Moderate Conservative Portfolio	0.05
Columbia Capital Allocation Moderate Portfolio	0.03
Columbia Capital Allocation Moderate Aggressive Portfolio	0.03
Columbia Capital Allocation Aggressive Portfolio	0.03
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
For the year ended January 31, 2026, the Funds’ effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)	Class S (%)
Columbia Capital Allocation Conservative Portfolio	0.09	0.09	0.09	—	—	—
Columbia Capital Allocation Moderate Conservative Portfolio	0.07	0.07	0.07	—	0.07	—
Columbia Capital Allocation Moderate Portfolio	0.07	0.07	0.07	0.01	—	—
Columbia Capital Allocation Moderate Aggressive Portfolio	0.08	0.08	0.08	0.00	0.08	0.08
Columbia Capital Allocation Aggressive Portfolio	0.08	0.08	0.08	0.01	0.07	—
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations.
For the year ended January 31, 2026, these minimum account balance fees reduced total expenses as follows:
Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	50
Columbia Capital Allocation Moderate Conservative Portfolio	20
Columbia Capital Allocation Moderate Portfolio	20
Columbia Capital Allocation Moderate Aggressive Portfolio	3,610
Columbia Capital Allocation Aggressive Portfolio	200
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Aggressive Portfolio).
For Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class C ($)
Columbia Capital Allocation Conservative Portfolio	310,000
Columbia Capital Allocation Moderate Portfolio	1,400,000
Columbia Capital Allocation Aggressive Portfolio	1,886,000
These amounts are based on the most recent information available as of December 31, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
Sales charges (unaudited)
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the year ended January 31, 2026, if any, are as follows:
	Front End (%)		CDSC (%)	CDSC (%)	Amount ($)
Fund	Class A	Class C	Class A	Class C	Class A	Class C
Columbia Capital Allocation Conservative Portfolio	4.75	—	0.50 - 1.00 (a)	1.00 (b)	53,835	671
Columbia Capital Allocation Moderate Conservative Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	126,289	2,036
Columbia Capital Allocation Moderate Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	379,259	10,878
Columbia Capital Allocation Moderate Aggressive Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	571,437	6,049
Columbia Capital Allocation Aggressive Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	609,840	5,149

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through May 31, 2026
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Capital Allocation Moderate Portfolio	0.54	1.29	0.29	0.23	N/A
Columbia Capital Allocation Aggressive Portfolio	0.54	1.29	0.29	0.22	0.79

	Contractual expense cap June 1, 2025 through May 31, 2026
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)	Class S (%)
Columbia Capital Allocation Conservative Portfolio	0.54	1.29	0.29	N/A	N/A	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.51	1.26	0.26	N/A	0.76	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.46	1.21	0.21	0.14	0.71	0.21

	Voluntary expense cap June 1, 2025 through June 30, 2025
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Capital Allocation Moderate Portfolio	0.54	1.29	0.29	0.23	N/A
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	0.26	0.19	0.76

	Contractual expense cap prior to June 1, 2025
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)	Class S (%)
Columbia Capital Allocation Conservative Portfolio	0.54	1.29	0.29	N/A	N/A	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	1.29	0.29	N/A	0.79	N/A
Columbia Capital Allocation Moderate Portfolio	0.54	1.29	0.29	0.23	N/A	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.46	1.21	0.21	0.13	0.71	0.21
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	0.26	0.19	0.76	N/A

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, swap investments, capital loss carryforwards, trustees’ deferred compensation and re-characterization of distributions for investments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Fund	Undistributed (excess of distributions over) net investment income ($)	Accumulated net realized gain (loss) ($)	Paid in capital increase ($)
Columbia Capital Allocation Conservative Portfolio	54,670	(54,670)	—
Columbia Capital Allocation Moderate Conservative Portfolio	166,502	(166,502)	—
Columbia Capital Allocation Moderate Portfolio	350,430	(350,430)	—
Columbia Capital Allocation Moderate Aggressive Portfolio	682,905	(682,905)	—
Columbia Capital Allocation Aggressive Portfolio	682,866	(682,866)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
	Year Ended January 31, 2026			Year Ended January 31, 2025
Fund	Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	5,016,391	—	5,016,391	5,279,924	—	5,279,924
Columbia Capital Allocation Moderate Conservative Portfolio	9,907,258	2,749,938	12,657,196	9,942,369	—	9,942,369
Columbia Capital Allocation Moderate Portfolio	24,999,416	24,558,909	49,558,325	30,839,879	23,034,183	53,874,062
Columbia Capital Allocation Moderate Aggressive Portfolio	43,289,015	91,838,424	135,127,439	38,186,524	69,612,964	107,799,488
Columbia Capital Allocation Aggressive Portfolio	28,254,628	102,302,996	130,557,624	21,139,255	43,332,357	64,471,612
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
At January 31, 2026, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation (depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	695,476	—	(4,322,264)	(6,015,039)
Columbia Capital Allocation Moderate Conservative Portfolio	2,244,809	4,787,510	—	1,039,280
Columbia Capital Allocation Moderate Portfolio	8,574,142	23,374,566	—	64,879,831
Columbia Capital Allocation Moderate Aggressive Portfolio	2,776,370	64,225,206	—	177,936,192
Columbia Capital Allocation Aggressive Portfolio	2,249,649	62,128,123	—	248,860,356
At January 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation (depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	157,463,174	5,711,708	(11,726,747)	(6,015,039)
Columbia Capital Allocation Moderate Conservative Portfolio	331,306,356	13,917,874	(12,878,594)	1,039,280
Columbia Capital Allocation Moderate Portfolio	986,346,429	93,882,815	(29,002,984)	64,879,831
Columbia Capital Allocation Moderate Aggressive Portfolio	1,591,185,123	213,307,297	(35,371,105)	177,936,192
Columbia Capital Allocation Aggressive Portfolio	1,158,857,996	250,483,673	(1,623,317)	248,860,356
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at January 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended January 31, 2026, capital loss carryforwards utilized, if any, were as follows:
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
Columbia Capital Allocation Conservative Portfolio	—	(4,322,264)	(4,322,264)	—
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the year ended January 31, 2026, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	45,323,320	42,707,008
Columbia Capital Allocation Moderate Conservative Portfolio	80,496,298	98,656,492
Columbia Capital Allocation Moderate Portfolio	241,984,973	321,577,755
Columbia Capital Allocation Moderate Aggressive Portfolio	371,164,638	467,496,548
Columbia Capital Allocation Aggressive Portfolio	255,036,201	305,353,425
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the year ended January 31, 2026.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
No Fund had borrowings during the year ended January 31, 2026.
Note 9. Risks and uncertainties
An investment in the Funds involve risks, including market risk and concentration risk, among others. The value of each Fund’s holdings and each Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances,
Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that each Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, each Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of each Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At January 31, 2026, certain shareholder accounts owned more than 20% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Fund shares sold to or redeemed by these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	71.2
Columbia Capital Allocation Moderate Conservative Portfolio	80.2
Columbia Capital Allocation Moderate Portfolio	84.9
Columbia Capital Allocation Moderate Aggressive Portfolio	56.0
Columbia Capital Allocation Aggressive Portfolio	69.6
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently

Columbia Capital Allocation Portfolios  | 2026

Notes to Financial Statements (continued)
January 31, 2026
difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
Columbia Capital Allocation Portfolios  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust II and Shareholders of Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio (two of the funds constituting Columbia Funds Series Trust) and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio (three of the funds constituting Columbia Funds Series Trust II) (hereafter collectively referred to as the "Funds") as of January 31, 2026, the related statements of operations for the year ended January 31, 2026, the statements of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
March 25, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Columbia Capital Allocation Portfolios  | 2026

Federal Income Tax Information
(Unaudited)
The Funds hereby designate the following tax attributes for the fiscal year ended January 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
	Qualified dividend income	Dividends received deduction	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
Columbia Capital Allocation Conservative Portfolio	7.47%	4.17%	$0	$19,479	$0.0013	$360,779	$0.0233
Columbia Capital Allocation Moderate Conservative Portfolio	14.32%	7.16%	$5,116,167	$86,040	$0.0028	$1,210,446	$0.0394
Columbia Capital Allocation Moderate Portfolio	22.20%	9.68%	$24,831,784	$401,849	$0.0044	$4,543,691	$0.0500
Columbia Capital Allocation Moderate Aggressive Portfolio	25.07%	12.32%	$106,687,110	$675,058	$0.0049	$7,901,835	$0.0570
Columbia Capital Allocation Aggressive Portfolio	36.71%	17.07%	$118,045,971	$706,759	$0.0071	$7,570,923	$0.0763
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Columbia Capital Allocation Portfolios  | 2026

Columbia Capital Allocation Portfolios
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN124_01_T01_(03/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	March 25, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	March 25, 2026